UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-02679

Davis Series, Inc.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Address of principal executive offices)

Thomas D. Tays
Davis Selected Advisers, LP
2949 East Elvira Road, Suite 101
Tucson, Arizona  85706
(Name and address of agent for service)

Registrant's telephone number, including area code:  (520) 806-7600

Date of fiscal year end:	December 31
Date of reporting period:	December 31, 2004

ITEM 1.  REPORTS TO STOCKHOLDERS

ANNUAL REPORT



                                        DECEMBER 31, 2004









                                        Davis Opportunity Fund

                                        Davis Financial Fund

                                        Davis Real Estate Fund

                                        Davis Appreciation & Income Fund

                                        Davis Government Bond Fund

                                        Davis Government Money Market Fund

                                        (part of Davis Series Inc.)













       [DAVIS FUNDS LOGO OMITTED]

                                TABLE OF CONTENTS

Shareholder Letter.............................................................2

Management's Discussion and Analysis:
     Davis Opportunity Fund....................................................3
     Davis Financial Fund......................................................4
     Davis Real Estate Fund....................................................6
     Davis Appreciation & Income Fund..........................................7
     Davis Government Bond Fund................................................8

Fund Performance and Supplementary Information:
     Davis Opportunity Fund...................................................12
     Davis Government Bond Fund...............................................19
     Davis Government Money Market Fund.......................................24
     Davis Financial Fund.....................................................25
     Davis Appreciation & Income Fund.........................................31
     Davis Real Estate Fund...................................................37

Schedule of Investments:
     Davis Opportunity Fund...................................................44
     Davis Government Bond Fund...............................................48
     Davis Government Money Market Fund.......................................50
     Davis Financial Fund.....................................................52
     Davis Appreciation & Income Fund.........................................54
     Davis Real Estate Fund...................................................58

Statements of Assets and Liabilities..........................................61

Statements of Operations......................................................63

Statements of Changes in Net Assets...........................................64

Notes to Financial Statements.................................................66

Financial Highlights:
     Davis Opportunity Fund...................................................80
     Davis Government Bond Fund...............................................84
     Davis Government Money Market Fund.......................................88
     Davis Financial Fund.....................................................89
     Davis Appreciation & Income Fund.........................................93
     Davis Real Estate Fund...................................................97

Report of Independent Registered Public Accounting Firm......................101

Income Tax Information.......................................................102

Fund Information.............................................................103

Directors and Officers.......................................................104

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

Dear Fellow Shareholder,

As stewards of our customers' savings, the management team and Directors of the Davis Funds recognize the importance of candid, thorough and regular communication with our shareholders. In our annual and semi-annual reports, we include all of the required quantitative information, such as audited financial statements, detailed footnotes, performance reports, fund holdings and performance attribution. Also included is a list of positions opened and closed.

In addition, we produce a Research Report, for certain funds, which is published semi-annually. In this report, we give a more qualitative perspective on fund performance, discuss our thoughts on individual holdings, and share our investment outlook. You may obtain a copy of the current Research Report either at our website, DavisFunds.com, or by calling 1-800-279-0279.


Sincerely,


/s/ Christopher C. Davis


Christopher C. Davis
President


February 4, 2005

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS

MARKET ENVIRONMENT

During the year ended December 31, 2004, the stock market, as measured by the Standard & Poor's 500(R) Index(1), returned 10.88%. U.S. economic activity, as measured by the gross domestic product rose sharply in the first two quarters before falling sharply in the third quarter of 2004. Interest rates, as measured by the 10-year Treasury bond, trended downward over the first three months, rose over the next three months then slowly declined over the last half of the year. After trending sideways during the first seven months of the year, the S&P 500(R) Index went on a sustained rally over the last five months of 2004.



DAVIS OPPORTUNITY FUND

PERFORMANCE OVERVIEW

Davis Opportunity Fund's Class A shares delivered a total return on net asset value of 13.34% for the year ended December 31, 2004(2), compared with a return of 12.62% for the Dow Jones Wilshire 5000 Index(1).

The Fund had more invested in health care companies than in any other single sector. As a group, the health care companies the Fund owned out-performed the Dow Jones Wilshire 5000 Index in 2004. The most important contributors(3) in this sector were Lincare Holdings(4) and Cardinal Health. Lincare Holdings increased by 48.35%, since being purchased in January 2004 and Cardinal Health increased by 10.14%, since being purchased in July 2004.

The Fund also had large holdings in automotive, energy, media, and telecommunication companies. The Fund's energy and media companies out-performed the Dow Jones Wilshire 5000 Index, while the Fund's automotive and telecommunication companies under-performed the Index. Premcor, an energy company, was up by 62.27% over the year ended December 31, 2004. Transocean, another energy company, was up by 54.82% since being purchased in January 2004.

The Fund's portfolio managers have been identifying a number of investment opportunities in foreign companies. The Fund ended the year with 30.08% of its portfolio invested in foreign companies. The Fund benefited from these foreign companies as they accounted for approximately 35% of the Fund's total gross return in 2004. The foreign companies that contributed the most to performance were: Groupe Bruxelles Lambert, a diversified company, and Lagardere, a media company. Over the year ended December 31, 2004, Groupe Bruxelles Lambert was up 48.28% and Lagardere was up 26.90%, after adjusting for exchange rates. The most important detractor from performance was Rentokil Initial, a diversified commercial services company, which was down 15.27% since being purchased in January 2004.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

PERFORMANCE OVERVIEW - (CONTINUED)

Other important contributors to performance included: Tyco International, a diversified manufacturing company, Apogent Technologies, a medical instruments company, and Garmin, an electronics company. Over the year ended December 31, 2004, Tyco International was up 35.41% and Garmin was up 12.48%. Apogent Technologies was up 44.84% before being acquired by Fisher Scientific in August 2004. The Fund held Fischer Scientific at the end of the year. Tyco International and Garmin were included among the Fund's ten largest holdings at the end of the year.

Other important detractors from performance included: CarMax, a retail company, Covad Communications, a telecommunications company, BMC Software, a technology company, and Agilent Technologies, an electronics company. Over the year ended December 31, 2004, Covad Communications was down 40.28% and Agilent Technologies was down 17.58%. CarMax was down 31.34% while it was held in the Fund's portfolio. BMC Software was down 18.71%, before being sold in July. Owning cash during a rising market also detracted from short-term performance.

The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We are strong supporters of long-term buy-and-hold investing.



DAVIS FINANCIAL FUND

PERFORMANCE OVERVIEW

Davis Financial Fund's Class A shares delivered a total return on net asset value of 12.11% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

Financial companies are subdivided into several sectors. As a group these sectors kept pace with the S&P 500(R) Index, neither out-performing nor under-performing the Index by a significant margin. The Fund had more invested in financial services companies than in any other single sector, and the Fund's holdings out-performed the S&P 500(R) Index by a significant margin. Contributors(3) included American Express(4), Moody's, and Loews. Over the year ended December 31, 2004, American Express was up 17.60%, Moody's, was up 44.06%, and Loews was up 43.59%. Another financial services company, H&R Block, decreased by 9.99% over the year ended December 31, 2004.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

PERFORMANCE OVERVIEW - (CONTINUED)

The Fund also had large holdings in banks and savings & loan companies, property and casualty insurance companies, and reinsurance companies. The Fund's banks and savings & loan companies, and the Fund's property and casualty insurance companies out-performed the S&P 500(R) Index; while the Fund's reinsurance companies under-performed the Index. Among the Fund's banks and savings & loan companies, Golden West Financial and Commerce Bancorp were significant contributors to performance. Over the year ended December 31, 2004 Golden West Financial was up 19.51% and Commerce Bancorp was up 23.89%. Fifth Third Bancorp, which was down 17.93% over the year ended December 31, 2004, was a significant detractor from performance. Among the Fund's property and casualty insurance companies, Markel and Cincinnati Financial were important contributors to performance. Over the year ended December 31, 2004, Markel was up 43.58% and Cincinnati Financial was up 13.88%. Progressive, which was up 1.63% over the year ended December 31, 2004, was an important detractor from relative performance. Among the Fund's reinsurance companies, Transatlantic Holdings, which was down 3.77% over the year ended December 31, 2004, detracted from performance.

In 2004, the Fund also invested in non-financial companies. Tyco International, a diversified manufacturing company, which increased by 35.41%, was an important contributor while Sealed Air, an industrial company, which decreased by 1.61%, was an important detractor from performance.

Other companies detracting from the Fund's performance relative to the S&P 500(R) Index were: Julius Baer, an investment firm, and China Life, a life insurance company. Over the year ended December 31, 2004, Julius Baer decreased by 9.42% and China Life decreased by 19.81%.

We continue to believe that long-term demographics favor financial services companies. The Fund's investment strategy is to perform extensive research to buy companies with expanding earnings at value prices and hold them for the long term. We believe that performance should be evaluated over long periods of time and are strong supporters of long-term buy-and-hold investing.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS REAL ESTATE FUND

PERFORMANCE OVERVIEW

Davis Real Estate Fund's Class A shares delivered a total return on net asset value of 33.22% for the year ended December 31, 2004(2), compared with a return of 34.78% for the Dow Jones Wilshire Real Estate Securities Index(1). Real Estate companies as a whole did very well, as reflected by the Dow Jones Wilshire Real Estate Securities Index out-performing the Standard & Poor's 500(R) Index.

The Fund's largest real estate sector weightings were in office space REITs, shopping center REITs, industrial REITs, and apartment REITs. The Fund's shopping center REITs and apartment REITs out-performed the Dow Jones Wilshire Real Estate Securities Index, while the Fund's office space REITs and industrial REITs under-performed the Index. Among the Fund's shopping center REITs, Developers Diversified(4) and Regency Centers were significant contributors(3) to performance. Over the year ended December 31, 2004, Developers Diversified was up 38.86% and Regency Centers was up 46.22%. Among the Fund's apartment REITs, Essex Property Trust contributed significantly to performance, while Home Properties detracted from performance. Over the year ended December 31, 2004, Essex Property Trust was up 36.36%. Home Properties was down 4.68% before being sold in May 2004. Among the Fund's office space REITs, SL Green Realty and Alexandria Real Estate were important contributors to performance. SL Green Realty was up 53.52%, and Alexandria Real Estate was up 33.65%. Among the Fund's industrial REITs, Centerpoint Properties, a top ten holding which earned a strong absolute return, but trailed the Dow Jones Wilshire Real Estate Index, was up 32.93% over the year ended December 31, 2004.

Other companies contributing to performance relative to the Dow Jones Wilshire Real Estate Securities Index included: ProLogis, an industrial REIT, and Vornado Realty Trust, a diversified REIT. Over the year ended December 31, 2004, ProLogis increased by 41.03% and Vornado increased by 46.53%. Both companies were among the Fund's ten largest holdings at the end of the year.

The individual companies detracting the most from performance relative to the Dow Jones Wilshire Real Estate Securities Index included: Affordable Residential Communities, a manufactured home REIT, Equity Office Properties, an office space REIT, and CBL & Associates Properties, a mall REIT. Affordable Residential Communities decreased by 20.81% while it was held in the Fund's portfolio. Equity Office Properties decreased by 8.89% prior to being sold in April 2004. CBL & Associates Properties decreased by 6.85% prior to being sold in May 2004. In the strong bull market, cash holdings were a drag on relative performance.

The Fund's investment strategy is to seek out real estate companies (principally REITs) with expanding earnings that can be purchased at value prices and held for the long-term.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS APPRECIATION & INCOME FUND

PERFORMANCE OVERVIEW

Davis Appreciation & Income Fund's Class A shares delivered a total return on net asset value of 13.08% for the year ended December 31, 2004(2), compared with a return of 10.88% for the Standard & Poor's 500(R) Index(1).

The Fund's investment strategy is to attempt to use stocks, bonds, and convertible securities to structure a portfolio which will participate in at least 80% of the increase in the S&P 500(R) Index during market increases and not decline by more than 50% of the decrease in the Index during market declines. There can be no assurance that the Fund will actually perform in line with our strategy. There can be no assurance that the securities the Fund purchases will increase in value when the Index increases in value, or that they will provide downside protection when the Index declines in value.

The Fund out-performed the S&P 500(R) Index during last year's bull market, exceeding the Fund's 80% benchmark. While the Fund continues to hold the majority of its assets in convertible securities, its was the Fund's common stock holdings which contributed(3) the most to the Fund's strong performance in 2004. As of the end of the year, the Fund held 48.19% of assets in convertible bonds, 8.90% of assets in convertible preferred stock, 31.12% of assets in common stock, 1.12% in corporate bonds, and 10.67% in short-term investments, other assets and liabilities. As of year-end the Fund's largest sector weightings were in financial services, office/industrial REITs, and electronics.

The principal holdings contributing(3) to performance were: SL Green Realty(4), an office/industrial REIT, Kerr-McGee Conv. Pfd., an energy company, Vornado Realty, a diversified REIT, and General Growth Properties, a mall REIT. Over the year ended December 31, 2004, SL Green Realty was up 53.52%, Vornado Realty was up 46.53%, and General Growth Properties was up 35.96%. Kerr-McGee Conv. Pfd. increased 21.13% prior to being converted into Devon Energy in August 2004.

The principal detractors from performance were: Continental Airlines Conv. Pfd., an airline company, and Universal Health Conv. Bond, a health care company. Over the year ended December 31, 2004, Continental Airlines Conv. Pfd. decreased 12.95%, and Universal Health Conv. Bond, decreased 11.79%.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

DAVIS GOVERNMENT BOND FUND

PERFORMANCE OVERVIEW

Davis Government Bond Fund's Class A shares delivered a total return on net asset value of 0.17% for the year ended December 31, 2004(2), compared with a return of 2.02% for the Lehman Brothers Intermediate Term U.S. Treasury Securities Index(1). The Fund's investment strategy, under normal circumstances, is to invest exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities.

As of December 31, 2004, the Fund's largest sector weighting was in government agency notes, with lesser investments in mortgaged-backed securities. The Fund sold all of its treasury bond securities during the first half of 2004. The positive returns which the Fund earned on its mortgaged-backed securities over the course of the year were not enough to offset the losses suffered on its treasury bond holdings before they were sold.

Effective February 1, 2005, Davis Government Bond Fund modified its investment strategy to maintain a weighted average maturity of three years or less. Previously, the Fund sought to maintain a weighted average maturity of between three and ten years. While no Fund can provide a guarantee against losses, we believe this change will better meet the needs of existing shareholders. The Fund will continue to seek current income by investing exclusively in U.S. Government Securities and repurchase agreements collateralized by U.S. Government Securities. Also, effective February 1, 2005, Davis Advisors has voluntarily reduced the management fee it charges the Fund from 0.50% to 0.30% of average annual net assets.

--------------------------------------------------------------------------------

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Series prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

Davis Opportunity Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Opportunity Fund are: (1) market risk, (2) company risk, (3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

Davis Financial Fund's investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Financial Fund are: (1) market risk, (2) company risk, (3) concentrated financial services portfolio risk, (4) foreign country risk, (5) headline risk, and (6) selection risk. See the prospectus for a full description of each risk.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

Davis Financial Fund concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Real Estate Fund are: (1) market risk, (2) company risk, (3) concentrated real estate portfolio risk, (4) focused portfolio risk, (5) small and medium capitalization risk, (6) foreign country risk, (7) headline risk, and (8) selection risk. See the prospectus for a full description of each risk.

Davis Real Estate Fund concentrates its investments in the real estate sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund's investment performance, both good and bad, is expected to reflect the economic performance of the real estate sector much more than a fund that does not concentrate its portfolio.

Davis Real Estate Fund is allowed under its charter to focus its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. Should the portfolio manager determine that it is prudent to focus the Fund's portfolio in a few companies, the Fund's investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.

Davis Appreciation & Income Fund's investment objective is total return through a combination of growth and income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Appreciation & Income Fund are: equity risks, including (1) market risk, (2) company risk,
(3) small and medium capitalization risk, (4) foreign country risk, (5) headline risk, and (6) selection risk; and debt risks, including (1) interest rate sensitivity, (2) changes in debt rating, and (3) credit risk, including debt rated less than investment grade. See the prospectus for a full description of each risk.

Davis Government Bond Fund's investment objective is current income. There can be no assurance that the Fund will achieve its objective. The primary risks of an investment in Davis Government Bond Fund is interest rate risk, consisting of: (1) price volatility risk, (2) extension and prepayment risk, and (3) credit risk. See the prospectus for a full description of each risk.

(1) The definitions of indices quoted in this report appear below. Investments cannot be made directly in the indices.

I. The Standard & Poor's 500(R) Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

II. The Dow Jones Wilshire 5000 Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Wilshire 5000 is a broad measure of the entire U.S. stock market.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

III. The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). The Index is capitalization-weighted. The beginning date was January 1, 1978, and the Index is rebalanced monthly and returns are calculated on a buy and hold basis.

IV. The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is a recognized unmanaged index of U.S. Government Securities performance. As of February 1, 2005 Davis Government Bond Fund began benchmarking its performance against the Citigroup U.S. Treasury/Agency 1-3 Year Index. The Citigroup U.S. Treasury/Agency 1-3 year Index is a shorter-term index than the Lehman Brothers Intermediate Term U.S. Treasury Securities Index. Because Davis Government Bond Fund seeks to maintain a weighted average maturity of three years or less, the shorter-term index should be more appropriate.

(2) Total return assumes reinvestment of dividends and capital gain distributions. Past performance is not a guarantee of future results. Investment return and principal value will vary so that, when redeemed, an investor's shares may be worth more or less than when purchased. The following table lists the average annual total returns for Class A shares for the periods ended December 31, 2004. Returns for other classes of shares will vary from the following returns.

(without a 4.75% sales charge taken into consideration)

---------------------------------------------------------------------------------------------------
FUND NAME                                1 YEAR      5 YEARS       10 YEARS          INCEPTION
---------------------------------------------------------------------------------------------------
Davis Opportunity*                       13.34%       7.18%          15.52%      15.05% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Financial                          12.11%       8.34%          17.06%      17.11% - 05/01/91
---------------------------------------------------------------------------------------------------
Davis Real Estate                        33.22%      20.85%          15.04%      14.40% - 01/03/94
---------------------------------------------------------------------------------------------------
Davis Appreciation & Income              13.08%       5.36%          11.76%      11.01% - 05/01/92
---------------------------------------------------------------------------------------------------
Davis Government Bond                     0.17%       4.92%           4.99%       4.97% - 12/01/94
---------------------------------------------------------------------------------------------------

(with a 4.75% sales charge taken into consideration)

---------------------------------------------------------------------------------------------------
FUND NAME                                1 YEAR      5 YEARS       10 YEARS          INCEPTION
---------------------------------------------------------------------------------------------------
Davis Opportunity*                        7.96%       6.14%          14.95%      14.49% - 12/01/94
---------------------------------------------------------------------------------------------------
Davis Financial                           6.80%       7.29%          16.50%      16.70% - 05/01/91
---------------------------------------------------------------------------------------------------
Davis Real Estate                        26.90%      19.68%          14.49%      13.90% - 01/03/94
---------------------------------------------------------------------------------------------------
Davis Appreciation & Income               7.72%       4.33%          11.21%      10.59% - 05/01/92
---------------------------------------------------------------------------------------------------
Davis Government Bond                   (4.65)%       3.90%           4.48%       4.46% - 12/01/94
---------------------------------------------------------------------------------------------------

Fund performance changes over time and current performance may be higher or lower than stated. For more current information please call Davis Funds Shareholder Services at 1-800-279-0279.

* In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================
MANAGEMENT'S DISCUSSION AND ANALYSIS - (CONTINUED)

(3) A company or sector's contribution to the Fund's performance is a product both of its appreciation or depreciation and it's weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

(4) This Management Discussion & Analysis discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase or sell any particular security. The schedule of investments lists each Fund's holdings of each company discussed.

Shares of the Davis Funds are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS OPPORTUNITY FUND
At December 31, 2004

================================================================================


                               [PIE CHART OMITTED]


                    PORTFOLIO MAREUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Common Stocks                                                              90.9%
Short Term Investments, Other Assets & Liabilities                          9.1%


                               [PIE CHART OMITTED]


                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
                    ---------------------------------------

Food/Beverage & Restaurant                                                  5.3%
Technology                                                                  3.3%
Health Care                                                                 8.2%
Electronics                                                                 6.7%
Manufacturing                                                               4.1%
Retailing                                                                   5.1%
Automotive                                                                  7.6%
Other                                                                       6.1%
Energy                                                                      7.3%
Financial Serivces/Banking                                                  6.6%
Media                                                                       6.7%
Diversified                                                                 9.9%
Information/Information Processing                                          3.2%
Telecommunications                                                          8.2%
Insurance                                                                   7.6%
Distributors                                                                4.1%


                                                                                                     % OF FUND
TOP 10 HOLDINGS                                SECTOR                                               NET ASSETS
--------------------------------------------------------------------------------------------------------------
Groupe Bruxelles Lambert S.A.                  Diversified                                             4.43%
Lagardere S.C.A.                               Media                                                   4.14%
AutoNation, Inc.                               Automotive                                              3.44%
AutoZone, Inc.                                 Automotive                                              3.44%
Tyco International Ltd.                        Diversified Manufacturing                               2.98%
Reynolds & Reynolds Co., Class A               Information/Information Processing                      2.91%
Hunter Douglas NV                              Manufacturing                                           2.84%
Garmin Ltd.                                    Electronics                                             2.79%
Golden West Financial Corp.                    Banks and Savings & Loan Associations                   2.71%
Premcor Inc.                                   Energy                                                  2.50%

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
PORTFOLIO ACTIVITY JANUARY 1, 2004 THROUGH DECEMBER 31, 2004
================================================================================
NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those equal to or greater than 1.25% of 12/31/04 total net assets)

                                                                                DATE OF 1ST    % OF 12/31/04
SECURITY                                SECTOR                                  PURCHASE      FUND NET ASSETS
-------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A        Retailing                               02/26/04             -
Amorepacific Corp.                      Consumer Products                       07/08/04            0.70%
Brown & Brown, Inc.                     Insurance Brokers                       10/14/04            0.27%
Cardinal Health, Inc.                   Health Care                             07/01/04            1.81%
CarMax, Inc.                            Retailing                               04/23/04             -
Hunter Douglas NV                       Manufacturing                           03/25/04            2.84%
IDEXX Laboratories, Inc.                Health Care                             07/20/04            0.99%
Kmart Holding Corp.                     Discount Retailer                       07/02/04            1.31%
Lincare Holdings Inc.                   Health Care                             01/14/04            1.34%
Lotte Chilsung Beverage Co., Ltd.       Food/Beverage & Restaurant              07/08/04            0.77%
Lotte Confectionery Co., Ltd.           Food/Beverage & Restaurant              07/08/04            0.75%
Marsh & McLennan Cos, Inc.              Insurance Brokers                       06/28/04            2.49%
Mohawk Industries, Inc.                 Manufacturing                           05/18/04            0.93%
99 Cents Only Stores                    Discount Retailer                       05/18/04            1.56%
Nong Shim Holdings Co., Ltd.            Diversified                             07/08/04            0.38%
Rentokil Initial PLC                    Diversified Commercial Services         01/07/04            1.19%
SK Telecom Co., Ltd., ADR               Telecommunications                      04/14/04            1.44%
Tae Young Corp.                         Building & Heavy Construction           07/08/04            0.12%
Telewest Global, Inc.                   Telecommunications                      12/07/04            0.94%
Transocean Inc.                         Energy                                  01/28/04            1.25%
Unilever NV, CVA                        Food/Beverage & Restaurant              01/07/04            1.49%
WH Smith PLC                            Retailing                               09/01/04            0.33%

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
PORTFOLIO ACTIVITY JANUARY 1, 2004 THROUGH DECEMBER 31, 2004
================================================================================
POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $1,000,000 are highlighted)

                                                                                 DATE OF FINAL
SECURITY                                SECTOR                                   SALE             GAIN/(LOSS)
--------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A        Retailing                                09/28/04        $      8,583
Agere Systems Inc., Class A             Electronics                              11/17/04          (1,162,332)
Altria Group, Inc.                      Consumer Products                        09/20/04           2,245,620
AT&T Wireless Services Inc.             Telecommunications                       02/23/04           1,300,886
Automatic Data Processing, Inc.         Information/Information Processing       06/25/04             499,114
Belo Corp., Class A                     Media                                    01/20/04           1,870,114
Berkshire Hathaway Inc., Class A        Property/ Casualty Insurance             09/20/04           1,465,665
BMC Software, Inc.                      Technology                               07/19/04          (2,437,151)
CarMax, Inc.                            Retailing                                07/15/04          (1,519,052)
Diageo PLC, ADR                         Food/Beverage & Restaurant               01/15/04             632,858
Electrolux AB, Series B                 Manufacturing                            06/28/04            (205,848)
Equifax Inc.                            Information/Information Processing       07/06/04             234,789
Freescale Semiconductor, Inc., Class B  Semiconductors                           12/08/04             239,000
HSBC Holdings PLC                       Banks and Savings & Loan Associations    01/21/04                 593
Hudson Highland Group, Inc.             Employee Staffing                        04/26/04           1,134,244
Marriott International, Inc., Class A   Hotels & Motels                          10/07/04           1,221,359
Papa John's International, Inc.         Food/Beverage & Restaurant               06/02/04             277,070
Sun Microsystems, Inc.                  Technology                               01/14/04             977,248
Takefuji Corp.                          Financial Services                       12/22/04             518,349

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
CLASS A FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                    EXPENSE EXAMPLE
  FOR THE PERIODS ENDED                                                    BEGINNING       ENDING       EXPENSES PAID
  DECEMBER 31, 2004                                                      ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
(This calculation includes an                                              (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
initial sales charge of 4.75%.)                                            ----------    ----------   -------------------
One Year.......................  7.96%         Actual...................   $1,000.00      $1,087.66         $6.24
Five Years.....................  6.14%         Hypothetical (5% return
Ten Years...................... 14.95%           before expenses).......   $1,000.00      $1,019.15         $6.04
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.19%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Opportunity Fund ("DOF-A") on December 31, 1994 and paid a 4.75% sales charge. As the chart shows, by December 31, 2004 the value of your investment would have grown to $40,295 - a 302.95% increase on your initial investment. For comparison, look at how the Dow Jones Wilshire 5000 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $30,825 - a 208.25% increase for the Dow Jones Wilshire 5000 Stock Index.

                               [GRAPHIC OMITTED]

                              DJ Wilshire 5000      DOF-A
                              ----------------      -----
                 12/31/94         $10,000           $9,525
                 12/31/95         $13,645          $13,968
                 12/31/96         $16,539          $16,585
                 12/31/97         $21,714          $21,178
                 12/31/98         $26,802          $21,670
                 12/31/99         $33,116          $28,485
                 12/31/00         $29,510          $31,758
                 12/31/01         $26,273          $29,197
                 12/31/02         $20,792          $25,237
                 12/31/03         $27,371          $35,554
                 12/31/04         $30,825          $40,295

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
CLASS B FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                    EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                              BEGINNING       ENDING        EXPENSES PAID
applicable deferred contingent                                            ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
sales charge.)                                                             (07/01/04)     (12/31/04)    (07/01/04-12/31/04)
                                                                           ----------     ----------    -------------------
One Year.......................   8.42%       Actual....................   $1,000.00      $1,083.87           $10.37
Five Years.....................   6.00%       Hypothetical (5% return
Ten Years......................  14.78%         before expenses)........   $1,000.00      $1,015.18           $10.03
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.98%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Opportunity Fund ("DOF-B") on December 31, 1994 and converted to Class A shares on December 31, 2002. As the chart shows, by December 31, 2004 the value of your investment would have grown to $39,731 - a 297.31% increase on your initial investment. For comparison, look at how the Dow Jones Wilshire 5000 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $30,825 - a 208.25% increase for the Dow Jones Wilshire 5000 Stock Index.

                                [GRAPHIC OMITTED]

                              DJ Wilshire 5000      DOF-B
                              ----------------      -----
                 12/31/94         $10,000          $10,000
                 12/31/95         $13,645          $14,544
                 12/31/96         $16,539          $17,142
                 12/31/97         $21,714          $21,740
                 12/31/98         $26,802          $22,090
                 12/31/99         $33,116          $28,810
                 12/31/00         $29,510          $31,855
                 12/31/01         $26,273          $29,014
                 12/31/02         $20,792          $24,883
                 12/31/03         $27,371          $35,055
                 12/31/04         $30,825          $39,731

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Ten Years" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
CLASS C FUND PERFORMANCE
================================================================================

----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                     EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                                 BEGINNING       ENDING        EXPENSES PAID
applicable contingent deferred                                               ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
sales charge.)                                                                (07/01/04)     (12/31/04)   (07/01/04-12/31/04)
                                                                              ----------     ----------   -------------------
One Year.......................   11.44%        Actual....................    $1,000.00      $1,083.47         $10.32
Five Years.....................    6.28%        Hypothetical (5% return
Life of Class (August 15, 1997                    before expenses)........    $1,000.00      $1,015.23          $9.98
     through December 31, 2004)    7.39%
----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.97%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Opportunity Fund ("DOF-C") on August 15, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $16,920 - a 69.20% increase on your initial investment. For comparison, look at how the Dow Jones Wilshire 5000 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $15,374 - a 53.74% increase for the Dow Jones Wilshire 5000 Stock Index.

                               [GRAPHIC OMITTED]

                              DJ Wilshire 5000      DOF-C
                              ----------------      -----
                  8/15/97         $10,000          $10,000
                 12/31/97         $10,830           $9,434
                 12/31/98         $13,367           $9,574
                 12/31/99         $16,517          $12,477
                 12/31/00         $14,718          $13,778
                 12/31/01         $13,104          $12,552
                 12/31/02         $10,370          $10,759
                 12/31/03         $13,651          $15,048
                 12/31/04         $15,374          $16,920

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.
DAVIS OPPORTUNITY FUND
CLASS Y FUND PERFORMANCE
================================================================================

--------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                    EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                         BEGINNING       ENDING       EXPENSES PAID
(There is no sales charge                                                 ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
applicable to this calculation.)                                            (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                            ----------    ----------   -------------------
One Year..........................  13.76%      Actual...................   $1,000.00      $1,089.71         $4.46
Five Years........................   7.54%      Hypothetical (5% return
Life of Class (September 18, 1997                 before expenses).......   $1,000.00      $1,020.86         $4.32
     through December 31, 2004)...   7.80%
--------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Opportunity Fund ("DOF-Y") on September 18, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $17,287 - a 72.87% increase on your initial investment. For comparison, look at how the Dow Jones Wilshire 5000 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $14,495 - a 44.95% increase for the Dow Jones Wilshire 5000 Stock Index.

                               [GRAPHIC OMITTED]

                              DJ Wilshire 5000      DOF-Y
                              ----------------      -----
                  9/18/97         $10,000          $10,000
                 12/31/97         $10,211           $8,902
                 12/31/98         $12,603           $9,096
                 12/31/99         $15,573          $12,021
                 12/31/00         $13,877          $13,443
                 12/31/01         $12,355          $12,393
                 12/31/02          $9,777          $10,745
                 12/31/03         $12,871          $15,196
                 12/31/04         $14,495          $17,287

The Dow Jones Wilshire 5000 Stock Index measures the performance of all U.S. headquartered equity securities with readily available price data. Over 6,500 capitalization weighted security returns are used to adjust the Index. The Dow Jones Wilshire 5000 is a broad measure of the entire U.S. stock market.

The performance data for Davis Opportunity Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

In 1999 and 2000 the Davis Opportunity Fund made favorable investments in initial public offerings (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT BOND FUND
At December 31, 2004
================================================================================



                              [PIE CHART OMITTED]

                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Fixed Income                                                               94.4%
Repurchase Agreements, Other Assets & Liabilities                           5.6%





                              [PIE CHART OMITTED]

                     SECTOR WEIGHTINGS (% OF FIXED INCOME)
                     -------------------------------------

Fannie Mae Mortgage Pools                                                  21.2%
Freddie Mac Mortgage Pools                                                 19.7%
Ginnie Mae Mortgage Pools                                                   4.1%
Government Agency Notes                                                    55.0%



                                                                                                    % OF FUND
TOP 10 HOLDINGS                                      SECTOR                                         NET ASSETS
--------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.00%, 09/01/17 Pool No. 665776          Fannie Mae Pools                                   12.96%
Fannie Mae, 7.125%, 03/15/07                         Government Agency Notes                             8.87%
Freddie Mac, 5.50%, 07/15/06                         Government Agency Notes                             8.50%
Federal Home Loan Bank, 3.875%, 08/22/08             Government Agency Notes                             8.23%
Federal Farm Credit Bank, 2.30%, 01/18/06            Government Agency Notes                             8.22%
Freddie Mac, 3.40%, 10/15/07                         Government Agency Notes                             7.09%
Freddie Mac, 4.50%, 03/01/08 Pool No. M90803         Freddie Mac Pools                                   4.19%
Fannie Mae, 3.80%, 09/29/09                          Government Agency Notes                             4.05%
Ginnie Mae, 6.00%, 02/15/33 Pool No. 607650          Ginnie Mae Pools                                    3.84%
Fannie Mae, 6.00%, 05/15/08                          Government Agency Notes                             3.53%

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
CLASS A FUND PERFORMANCE
================================================================================

----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                     EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                           BEGINNING       ENDING       EXPENSES PAID
(This calculation includes an                                               ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
initial sales charge of 4.75%.)                                               (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                              ----------    ----------   -------------------
One Year.......................   (4.65)%       Actual...................     $1,000.00      $1,013.80         $6.28
Five Years.....................    3.90%        Hypothetical (5% return
Ten Years......................    4.48%          before expenses).......     $1,000.00      $1,018.90         $6.29
----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.24%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Government Bond Fund ("DGBF-A") on December 31, 1994 and paid a 4.75% sales charge. As the chart shows, by December 31, 2004 the value of your investment would have grown to $15,504 - a 55.04% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.

                               [GRAPHIC OMITTED]

                                Lehman Index        DGBF-A
                                ------------        ------
                 12/31/94         $10,000           $9,523
                 12/31/95         $11,442          $10,649
                 12/31/96         $11,897          $11,011
                 12/31/97         $12,812          $11,883
                 12/31/98         $13,917          $12,632
                 12/31/99         $13,974          $12,193
                 12/31/00         $15,407          $13,390
                 12/31/01         $16,665          $14,230
                 12/31/02         $18,211          $15,461
                 12/31/03         $18,595          $15,477
                 12/31/04         $18,971          $15,504

The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
CLASS B FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                    EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                             BEGINNING       ENDING       EXPENSES PAID
applicable contingent deferred                                           ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
sales charge.)                                                             (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                           ----------    ----------   -------------------
One Year.......................  (4.25)%       Actual...................   $1,000.00      $1,010.44         $9.60
Five Years.....................   3.82%        Hypothetical (5% return
Ten Years......................   4.34%          before expenses).......   $1,000.00      $1,015.58         $9.63
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.90%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Government Bond Fund ("DGBF-B") on December 31, 1994 and converted to Class A shares on December 31, 2002. As the chart shows, by December 31, 2004 the value of your investment would have grown to $15,300 - a 53.00% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                Lehman Index        DGBF-B
                                ------------        ------
                 12/31/94         $10,000          $10,000
                 12/31/95         $11,442          $11,062
                 12/31/96         $11,897          $11,369
                 12/31/97         $12,812          $12,179
                 12/31/98         $13,917          $12,834
                 12/31/99         $13,974          $12,305
                 12/31/00         $15,407          $13,388
                 12/31/01         $16,665          $14,121
                 12/31/02         $18,211          $15,258
                 12/31/03         $18,595          $15,274
                 12/31/04         $18,971          $15,300

The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly in the Index.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Ten Years" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
CLASS C FUND PERFORMANCE
================================================================================

----------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                     EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                                BEGINNING       ENDING       EXPENSES PAID
applicable contingent deferred                                             ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
sales charge.)                                                                (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                              ----------    ----------   -------------------
One Year.......................   (1.32)%       Actual...................     $1,000.00      $1,010.33         $9.70
Five Years.....................    4.14%        Hypothetical (5% return
Life of Class (August 19, 1997                    before expenses).......     $1,000.00      $1,015.48         $9.73
     through December 31, 2004)    3.34%
----------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.92%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Government Bond Fund ("DGBF-C") on August 19, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $12,742 - a 27.42% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                Lehman Index        DGBF-C
                                ------------        ------
                  8/19/97         $10,000          $10,000
                 12/31/97         $10,319          $10,297
                 12/31/98         $11,208          $10,855
                 12/31/99         $11,254          $10,405
                 12/31/00         $12,409          $11,315
                 12/31/01         $13,422          $11,931
                 12/31/02         $14,667          $12,889
                 12/31/03         $14,977          $12,786
                 12/31/04         $15,279          $12,742

The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS GOVERNMENT BOND FUND
CLASS Y FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                    EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                        BEGINNING       ENDING       EXPENSES PAID
(There is no sales charge                                                ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
applicable to this calculation.)                                           (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                           ----------    ----------   -------------------
One Year.......................    0.61%       Actual...................   $1,000.00      $1,014.98         $5.06
Five Years.....................    5.21%       Hypothetical (5% return
Life of Class (September 1, 1998                 before expenses).......   $1,000.00      $1,020.11         $5.08
     through December 31, 2004)    3.89%
-------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.00%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Government Bond Fund ("DGBF-Y") on September 1, 1998 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have been $12,737 - a 27.37% increase on your initial investment. For comparison, the Lehman Brothers Intermediate Term U.S. Treasury Securities Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                Lehman Index        DGBF-Y
                                ------------        ------
                   9/1/98         $10,000          $10,000
                 12/31/98         $10,266          $10,159
                 12/31/99         $10,308           $9,881
                 12/31/00         $11,366          $10,878
                 12/31/01         $12,293          $11,589
                 12/31/02         $13,434          $12,638
                 12/31/03         $13,717          $12,660
                 12/31/04         $13,994          $12,737

The Lehman Brothers Intermediate Term U.S. Treasury Securities Index is an unmanaged index which has no specific investment objective. Investments cannot be made directly in the Index.

The performance data for Davis Government Bond Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS GOVERNMENT MONEY MARKET FUND
At December 31, 2004

================================================================================





                              [PIE CHART OMITTED]


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

FANNIE MAE                                                                 30.6%
Repurchase Agreements, Other Assets & Liabilities                          31.6%
Federal Farm Credit Bank                                                    4.0%
Federal Home Loan Bank                                                     28.6%
FREDDIE MAC                                                                 5.2%



                              [PIE CHART OMITTED]

             MATURITY DIVERSIFICATION* (% OF PORTFOLIO'S HOLDINGS)
             -----------------------------------------------------

0-30 Days                                                                  68.4%
31-90 Days                                                                 20.5%
91-180 Days                                                                10.6%
181-391 Days                                                                0.5%


* The maturity dates of floating rate securities used in the Maturity Diversification chart are considered to be the effective maturities, based on the reset dates of the securities' variable rates. See the Fund's Schedule of Investments for a listing of the floating rate securities.

---------------------------------------------------------------------------------------------------------------
EXPENSE EXAMPLE
CLASSES A, B, C, & Y                        BEGINNING               ENDING                    EXPENSES PAID
                                          ACCOUNT VALUE         ACCOUNT VALUE                DURING PERIOD*
                                            (07/01/04)            (12/31/04)               (07/01/04-12/31/04)
                                            ----------            ----------               -------------------
Actual................................      $1,000.00             $1,005.65                       $2.87
Hypothetical (5% return
  before expenses)....................      $1,000.00             $1,022.27                       $2.90
----------------------------------------------------------------------------------------------------------

* Expenses are equal to the Classes' annualized expense ratio (0.57%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS FINANCIAL FUND
At December 31, 2004

================================================================================


                               [PIE CHART OMITTED]


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Common Stocks                                                            100.02%
Other Assets & Liabilities                                               (0.02)%


                               [PIE CHART OMITTED]


                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
                    ---------------------------------------


Consumer Products                                                           3.5%
Diversified Manufacturing                                                   9.0%
Banking                                                                    10.8%
Insurance                                                                  33.6%
Industrial                                                                  2.5%
Business Services                                                           5.4%
Financial Services                                                         35.2%



                                                                                                     % OF FUND
TOP 10 HOLDINGS                                SECTOR                                               NET ASSETS
--------------------------------------------------------------------------------------------------------------
American Express Co.                           Financial Services                                       11.27%
Transatlantic Holdings, Inc.                   Reinsurance                                               9.06%
Tyco International Ltd.                        Diversified Manufacturing                                 8.98%
Golden West Financial Corp.                    Banks and Savings & Loan Associations                     6.35%
Citigroup Inc.                                 Financial Services                                        6.12%
D&B Corp.                                      Business Services                                         5.41%
Berkshire Hathaway Inc., Class A               Property/Casualty Insurance                               5.38%
Moody's Corp.                                  Financial Services                                        4.96%
American International Group, Inc.             Multi-Line Insurance                                      4.90%
Cincinnati Financial Corp.                     Property/Casualty Insurance                               4.40%

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
PORTFOLIO ACTIVITY JANUARY 1, 2004 THROUGH DECEMBER 31, 2004
================================================================================
POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $5,000,000 are highlighted)

                                                                      DATE OF FINAL
SECURITY                             SECTOR                           SALE              GAIN/(LOSS)
----------------------------------------------------------------------------------------------------
Aon Corp.                            Insurance Brokers                05/14/04        $  (5,637,852)
Charles Schwab Corp.                 Financial Services               02/10/04           3,721,642

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
CLASS A FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                 EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                   BEGINNING        ENDING       EXPENSES PAID
(This calculation includes an                                       ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
initial sales charge of 4.75%.)                                       (07/01/04)     (12/31/04)  (07/01/04-12/31/04)
                                                                      ----------     ----------  -------------------
One Year.......................       6.80% Actual...............     $1,000.00     $1,078.10        $5.28
Five Years.....................       7.29% Hypothetical (5% return
Ten Years......................      16.50%   before expenses)...     $1,000.00     $1,020.06        $5.13
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.01%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Financial Fund ("DFF-A") on December 31, 1994 and paid a 4.75% sales charge. As the chart shows, by December 31, 2004 the value of your investment would have grown to $46,049 - a 360.49% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,241 - a 212.41% increase.

                               [GRAPHIC OMITTED]

                                  S&P 500           DFF-A
                                  -------           -----
                 12/31/94         $10,000           $9,527
                 12/31/95         $13,753          $14,339
                 12/31/96         $16,909          $18,856
                 12/31/97         $22,548          $27,252
                 12/31/98         $28,992          $31,115
                 12/31/99         $35,091          $30,850
                 12/31/00         $31,897          $40,771
                 12/31/01         $28,109          $37,042
                 12/31/02         $21,899          $30,011
                 12/31/03         $28,177          $41,074
                 12/31/04         $31,241          $46,049

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
CLASS B FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                   EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                   BEGINNING      ENDING      EXPENSES PAID
(This calculation includes any                                      ACCOUNT VALUE ACCOUNT VALUE DURING PERIOD*
applicable contingent deferred
sales charge.)                                                        (07/01/04)   (12/31/04)  (07/01/04-12/31/04)
                                                                      ----------   ----------  -------------------
One Year..........................      7.14% Actual...............   $1,000.00     $1,073.70        $9.80
Five Years........................      7.11% Hypothetical (5% return
Ten Years.........................     16.22%   before expenses)...   $1,000.00     $1,015.69        $9.53
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.88%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Financial Fund ("DFF-B") on December 31, 1994 and converted to Class A shares on December 31, 2002. As the chart shows, by December 31, 2004 the value of your investment would have grown to $44,997 - a 349.97% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $31,241 - a 212.41% increase.

                               [GRAPHIC OMITTED]


                                  S&P 500           DFF-B
                                  -------           -----
                 12/31/94         $10,000          $10,000
                 12/31/95         $13,753          $14,900
                 12/31/96         $16,909          $19,413
                 12/31/97         $22,548          $27,810
                 12/31/98         $28,992          $31,483
                 12/31/99         $35,091          $30,946
                 12/31/00         $31,897          $40,538
                 12/31/01         $28,109          $36,513
                 12/31/02         $21,899          $29,325
                 12/31/03         $28,177          $40,135
                 12/31/04         $31,241          $44,997

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Ten Years" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
CLASS C FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This application includes any                                       BEGINNING      ENDING        EXPENSES PAID
applicable contingent deferred                                     ACCOUNT VALUE ACCOUNT VALUE    DURING PERIOD*
sales charge.)                                                      (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                    ----------    ----------   -------------------
One Year.........................     10.14% Actual...............   $1,000.00     $1,073.67         $9.80
Five Years.......................      7.41% Hypothetical (5% return
Life of Class (August 12, 1997                 before expenses)...   $1,000.00     $1,015.69         $9.53
     through December 31, 2004)..      7.80%
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.88%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Financial Fund ("DFF-C") on August 12, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $17,425 - a 74.25% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $14,617 - a 46.17% increase.

                               [GRAPHIC OMITTED]


                                  S&P 500           DFF-C
                                  -------           -----
                  8/12/97         $10,000          $10,000
                 12/31/97         $10,550          $10,946
                 12/31/98         $13,564          $12,397
                 12/31/99         $16,418          $12,189
                 12/31/00         $14,924          $15,972
                 12/31/01         $13,151          $14,384
                 12/31/02         $10,246          $11,555
                 12/31/03         $13,183          $15,679
                 12/31/04         $14,617          $17,425

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS FINANCIAL FUND
CLASS Y FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                  EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                   BEGINNING       ENDING       EXPENSES PAID
(There is no sales charge                                           ACCOUNT VALUE ACCOUNT VALUE    DURING PERIOD*
applicable to this calculation.)                                      (07/01/04)    (12/31/04)  (07/01/04-12/31/04)
                                                                      ----------    ----------  -------------------
One Year.......................      12.31%  Actual...............    $1,000.00     $1,079.14        $4.44
Five Years.....................       8.54%  Hypothetical (5% return
Life of Class (March 10, 1997                  before expenses)...    $1,000.00     $1,020.86        $4.32
     through December 31, 2004)      10.66%
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Financial Fund ("DFF-Y") on March 10, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $22,063 - a 120.63% increase on your initial investment. For comparison, look at how the Standard & Poor's 500 Stock Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $16,770 - a 67.70% increase.

                               [GRAPHIC OMITTED]


                                  S&P 500           DFF-Y
                                  -------           -----
                  3/10/97         $10,000          $10,000
                 12/31/97         $12,104          $12,866
                 12/31/98         $15,563          $14,741
                 12/31/99         $18,837          $14,646
                 12/31/00         $17,123          $19,394
                 12/31/01         $15,089          $17,649
                 12/31/02         $11,756          $14,323
                 12/31/03         $15,126          $19,644
                 12/31/04         $16,770          $22,063

The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Financial Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS APPRECIATION & INCOME FUND
At December 31, 2004
================================================================================


                               [PIE CHART OMITTED]


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Convertible Bonds                                                          48.2%
Corporate Bonds                                                             1.1%
Convertible Preferred Stocks                                                8.9%
Short Term Investment, Other Assets & Liabilities                          10.7%
Common Stocks                                                              31.1%



                               [PIE CHART OMITTED]


                  SECTOR WEIGHTINGS (% OF LONG TERM PORTFOLIO)
                  --------------------------------------------

Other                                                                      13.5%
Electronics                                                                 6.8%
Energy                                                                      6.0%
Waste Management                                                            5.2%
Utilities                                                                   3.2%
Industrial                                                                  3.5%
Commercial Services                                                         4.3%
Financial Services                                                         13.8%
Healthe Care                                                                4.7%
Real Estate                                                                21.2%
Rental Auto/Equipment                                                       2.7%
Education                                                                   3.1%
Retailing                                                                   4.6%
Building Materials                                                          3.2%
Insurance                                                                   4.2%


                                                                                                     % OF FUND
TOP 10 HOLDINGS                                                       SECTOR                        NET ASSETS
--------------------------------------------------------------------------------------------------------------
SL Green Realty Corp.                                                 Office/Industrial (REITS)         5.03%
Lehman Brothers Holdings Inc., Conv. Notes,
     (Convertible into Devon Energy Corp.) 0.25%, 08/23/11            Energy                            4.55%
American Express Co., Ser. 144A Conv. Sr. Notes,
     1.85%/Zero Cpn., 12/01/33                                        Financial Services                4.10%
Waste Connections, Inc. Conv. Sub. Notes, 2.66%, 05/01/22             Waste Management                  3.26%
Vornado Realty Trust                                                  Diversified (REITS)               3.22%
GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21                     Gaming/Lottery                    3.15%
Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33          Industrial                        3.15%
General Growth Properties, Inc.                                       Malls (REITS)                     3.01%
AES Trust III, 6.75%, 10/15/29, Conv. Pfd.                            Utilities                         2.82%
School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23   Education                         2.81%

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
PORTFOLIO ACTIVITY JANUARY 1, 2004 THROUGH DECEMBER 31, 2004
================================================================================

NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted Positions are those greater than 1.99% of 12/31/04 total net assets)

                                                                                  DATE OF 1ST  % OF 12/31/04
SECURITY                                                SECTOR                    PURCHASE     FUND NET ASSETS
--------------------------------------------------------------------------------------------------------------
Avalonbay Communities, Inc.                          Apartments (REITS)            04/06/04         1.78%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)      04/06/04         2.62%
Lehman Brothers Holdings Inc., Conv. Notes,
      (Convertible into Devon Energy Corp.),
      0.25% 08/23/11                                 Energy                        08/16/04         4.55%
Quanta Services, Inc.                                Commercial Services           02/18/04         0.83%
Quanta Services, Inc., Conv. Sub
..     Deb., 4.50% 10/01/23                           Commercial Services           10/13/04         0.37%
Quanta Services, Inc., Ser. 144A
      Conv. Sub. Deb., 4.50%  10/01/23               Commercial Services           02/05/04         1.67%
School Specialty, Inc., Conv. Sub. Notes,
      3.75%/Zero Cpn., 08/01/23                      Education                     08/05/04         2.81%
Valeant Pharmaceuticals International,
      Conv. Sub. Notes, 4.00%, 11/15/13              Health Care                   11/02/04         0.52%
Valeant Pharmaceuticals International,
      Ser. 144A Conv. Sub. Notes, 4.00%, 11/15/13    Health Care                   07/19/04         1.12%
Waste Connections, Inc., Conv. Sub. Notes,
      2.66%, 05/01/22                                Waste Management              07/07/04         3.26%

POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $750,000 are highlighted)

                                                                                   DATE OF
SECURITY                                                SECTOR                     FINAL SALE    GAIN/(LOSS)
-------------------------------------------------------------------------------------------------------------
Devon Energy Corp.                                   Energy                        08/18/04    $   5,400,529
EOP Operating LP, Conv. Sr. Notes, 7.25%,
    11/15/08                                         Real Estate Development       11/22/04          (59,375)
InVision Technologies, Inc.                          Electronics                   03/09/04        1,240,426
School Specialty, Inc., Conv. Sub. Notes,
      6.00%, 08/01/08                                Education                     08/05/04          127,076
Thornburg Mortgage, Inc.                             Mortgage (REITS)              04/06/04          526,074
United States Cellular Corp., Conv. Notes, Zero
    Cpn., 6.99%, 06/15/15                            Telecommunications            07/26/04          540,520
Valeant Pharmaceuticals International,
    Conv. Sub. Notes, 6.50%, 07/15/08                Health Care                   07/21/04          819,675

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
CLASS A FUND PERFORMANCE
================================================================================

-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                BEGINNING       ENDING        EXPENSES PAID
(This calculation includes an                                    ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
initial sales charge of 4.75%.)                                    (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................     7.72%  Actual...............   $1,000.00      $1,098.35         $5.54
Five Years.....................     4.33%  Hypothetical (5% return
Ten Years......................    11.21%    before expenses)...   $1,000.00      $1,019.86         $5.33
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.05%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Appreciation & Income Fund ("DAIF-A") on December 31, 1994 and paid a 4.75% sales charge. As the chart shows, by December 31, 2004 the value of your investment would have grown to $28,943 - a 189.43% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                  S&P 500           DAIF-A
                                  -------           ------
                 12/31/94         $10,000           $9,523
                 12/31/95         $13,753          $12,064
                 12/31/96         $16,909          $15,617
                 12/31/97         $22,548          $20,097
                 12/31/98         $28,992          $19,736
                 12/31/99         $35,091          $22,296
                 12/31/00         $31,897          $22,080
                 12/31/01         $28,109          $20,411
                 12/31/02         $21,899          $20,163
                 12/31/03         $28,177          $25,596
                 12/31/04         $31,241          $28,943


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
CLASS B FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                BEGINNING       ENDING        EXPENSES PAID
(This calculation includes any                                   ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
applicable contingent deferred                                     (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
sales charge.)                                                     ----------    ----------   -------------------
One Year.......................     8.06%  Actual...............   $1,000.00      $1,093.30         $10.52
Five Years.....................     4.06%  Hypothetical (5% return
Life of Class (February 3, 1995              before expenses)...   $1,000.00      $1,015.08         $10.13
     through December 31, 2004)    10.74%
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (2.00%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Appreciation & Income Fund ("DAIF-B") on February 3, 1995 (inception of class) and converted to Class A shares on February 3, 2003. As the chart shows, by December 31, 2004 the value of your investment would have grown to $27,496 - a 174.96% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                  S&P 500           DAIF-B
                                  -------           ------
                 12/31/94         $10,000          $10,000
                 12/31/95         $13,176          $12,233
                 12/31/96         $16,199          $15,683
                 12/31/97         $21,601          $19,972
                 12/31/98         $27,774          $19,448
                 12/31/99         $33,617          $21,783
                 12/31/00         $30,557          $21,378
                 12/31/01         $26,928          $19,568
                 12/31/02         $20,979          $19,175
                 12/31/03         $26,993          $24,316
                 12/31/04         $29,929          $27,496


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Life of Class" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
CLASS C FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                     BEGINNING       ENDING         EXPENSES PAID
applicable contingent deferred                                   ACCOUNT VALUE  ACCOUNT VALUE     DURING PERIOD*
sales charge.)                                                    (07/01/04)      (12/31/04)   (07/01/04-12/31/04)
                                                                  ----------      ----------   -------------------
One Year.......................    11.05%  Actual...............   $1,000.00      $1,093.50         $10.42
Five Years.....................     4.41%  Hypothetical (5% return
Life of Class (August 12, 1997               before expenses)...   $1,000.00      $1,015.18         $10.03
     through December 31, 2004)     5.18%
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.98%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Appreciation & Income Fund ("DAIF-C") on August 12, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $14,529 - a 45.29% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                  S&P 500           DAIF-C
                                  -------           ------
                  8/12/97         $10,000          $10,000
                 12/31/97         $10,550          $10,738
                 12/31/98         $13,564          $10,457
                 12/31/99         $16,418          $11,710
                 12/31/00         $14,924          $11,496
                 12/31/01         $13,151          $10,526
                 12/31/02         $10,246          $10,311
                 12/31/03         $13,183          $12,966
                 12/31/04         $14,617          $14,529


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS APPRECIATION & INCOME FUND
CLASS Y FUND PERFORMANCE
================================================================================

-----------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                BEGINNING       ENDING        EXPENSES PAID
(There is no sales charge                                        ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
applicable to this calculation.)                                   (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................     13.35% Actual...............   $1,000.00      $1,099.68         $4.49
Five Years.....................      5.58% Hypothetical (5% return
Life of Class (November 13, 1996             before expenses)...   $1,000.00      $1,020.86         $4.32
     through December 31, 2004)      9.02%
-----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (0.85%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Appreciation & Income Fund ("DAIF-Y") on November 13, 1996 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $20,185 - a 101.85% increase on your initial investment. For comparison, the Standard and Poor's 500 Stock Index is also presented on the chart below.

                               [GRAPHIC OMITTED]


                                  S&P 500           DAIF-Y
                                  -------           ------
                 11/13/96         $10,000          $10,000
                 12/31/96         $10,169          $10,701
                 12/31/97         $13,561          $13,782
                 12/31/98         $17,436          $13,581
                 12/31/99         $21,104          $15,386
                 12/31/00         $19,183          $15,279
                 12/31/01         $16,905          $14,144
                 12/31/02         $13,170          $14,008
                 12/31/03         $16,946          $17,808
                 12/31/04         $18,789          $20,185


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The performance data for Davis Appreciation & Income Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
FUND OVERVIEW
DAVIS REAL ESTATE FUND
At December 31, 2004
================================================================================



                               [PIE CHART OMITTED]


                    PORTFOLIO MAKEUP (% OF FUND NET ASSETS)
                    ---------------------------------------

Short Term Investments, Preferred Stocks, Other Assets & Liabilities       11.0%
Common Stocks                                                              89.0%




                               [PIE CHART OMITTED]


                    SECTOR WEIGHTINGS (% OF STOCK HOLDINGS)
                    ---------------------------------------

Residential/Commercial Building                                             2.4%
REITS                                                                      88.2%
Hotels & Lodging                                                            1.6%
Shopping Centers                                                            1.7%
Diversified                                                                 4.3%
Industrial                                                                  1.8%


                                                                                                  % OF FUND
TOP 10 HOLDINGS                                      SECTOR                                      NET ASSETS
-----------------------------------------------------------------------------------------------------------
Centerpoint Properties Trust                         Industrial (REITS)                             6.58%
SL Green Realty Corp.                                Office Space (REITS)                           4.14%
ProLogis                                             Industrial (REITS)                             4.12%
Vornado Realty Trust                                 Diversified (REITS)                            3.64%
Alexandria Real Estate Equities, Inc.                Office Space (REITS)                           3.62%
Developers Diversified Realty Corp.                  Shopping Centers (REITS)                       3.56%
Forest City Enterprises, Inc., Class A               Diversified                                    3.38%
Catellus Development Corp.                           Industrial (REITS)                             3.36%
General Growth Properties, Inc.                      Malls (REITS)                                  3.33%
Essex Property Trust, Inc.                           Apartments (REITS)                             3.23%

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
PORTFOLIO ACTIVITY JANUARY 1, 2004 THROUGH DECEMBER 31, 2004
================================================================================
NEW POSITIONS ADDED (1/1/04-12/31/04)
(Highlighted positions are those greater than 1.99% of 12/31/04 total net assets)

                                                                                  DATE OF 1ST    % OF 12/31/04
SECURITY                                       SECTOR                             PURCHASE      FUND NET ASSETS
----------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         02/11/04               -
Brandywine Realty Trust                        Office Space (REITS)               04/06/04             2.37%
Brixton PLC                                    Industrial                         09/02/04             1.60%
Camden Property Trust                          Apartments (REITS)                 05/07/04             1.17%
Capital Automotive REIT                        Specialty Retail (REITS)           06/09/04             2.98%
Gramercy Capital Corp.                         Financial Services (REITS)         07/28/04             1.33%
Kilroy Realty Corp.                            Office Space (REITS)               05/07/04             0.92%
Liberty International PLC                      Shopping Centers                   09/02/04             1.53%
Mills Corp.                                    Malls (REITS)                      08/04/04             2.64%
Pan Pacific Retail Properties, Inc.            Shopping Centers (REITS)           06/29/04             2.85%
St. Joe Co.                                    Diversified                        05/18/04             0.43%



POSITIONS CLOSED (1/1/04-12/31/04)
(Gains and losses greater than $3,000,000 are highlighted)

                                                                                  DATE OF FINAL
SECURITY                                       SECTOR                             SALE             GAIN/(LOSS)
----------------------------------------------------------------------------------------------------------------
Affordable Residential Communities Inc.        Manufactured Homes (REITS)         10/15/04        $ (1,288,447)
Archstone-Smith Trust                          Apartments (REITS)                 12/17/04           4,593,288
Avalonbay Communities, Inc.                    Apartments (REITS)                 10/14/04           6,295,219
CBL & Associates Properties, Inc.              Malls (REITS)                      05/26/04           2,397,926
Chelsea Property Group, Inc.                   Outlet Centers (REITS)             08/20/04          12,583,797
Equity Office Properties Trust                 Office Space (REITS)               04/13/04          (1,417,494)
Equity Residential                             Apartments (REITS)                 04/13/04               2,098
Home Properties of New York, Inc.              Apartments (REITS)                 05/04/04           1,035,108
Liberty Property Trust                         Diversified (REITS)                05/10/04           3,408,638
Rayonier Inc.                                  Forestry (REITS)                   05/19/04              40,185
Rouse Co.                                      Malls (REITS)                      11/15/04           7,430,801

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
CLASS A FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                BEGINNING       ENDING        EXPENSES PAID
(This calculation includes an                                    ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
initial sales charge of 4.75%.)                                    (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................    26.90%  Actual...............   $1,000.00      $1,250.25         $6.90
Five Years.....................    19.68%  Hypothetical (5% return
Ten Years......................    14.49%    before expenses)...   $1,000.00      $1,019.00         $6.19
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.22%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class A shares of Davis Real Estate Fund ("DREF-A") on December 31, 1994 and paid a 4.75% sales charge. As the chart shows, by December 31, 2004 the value of your investment would have grown to $38,689 - a 286.89% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

                               [GRAPHIC OMITTED]


                      S&P 500      Wilshire Real Estate Index     DREF-A
                      -------      --------------------------     ------
     12/31/94         $10,000              $10,000                $9,528
     12/31/95         $13,753              $11,365               $11,214
     12/31/96         $16,909              $15,557               $15,369
     12/31/97         $22,548              $18,631               $19,225
     12/31/98         $28,992              $15,385               $16,234
     12/31/99         $35,091              $14,895               $15,008
     12/31/00         $31,897              $19,473               $18,874
     12/31/01         $28,109              $21,508               $19,943
     12/31/02         $21,899              $22,080               $21,118
     12/31/03         $28,177              $30,267               $29,041
     12/31/04         $31,241              $40,794               $38,689


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
CLASS B FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                     BEGINNING       ENDING        EXPENSES PAID
applicablecontingent deferred                                    ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
sales charge.)                                                     (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................    28.34%  Actual...............   $1,000.00      $1,246.45         $10.84
Five Years.....................    19.73%  Hypothetical (5% return
Ten Years......................    14.23%    before expenses)...   $1,000.00      $1,015.48          $9.73
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.92%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED OVER TEN YEARS. Let's say you invested $10,000 in Davis Series, Inc., Class B shares of Davis Real Estate Fund ("DREF-B") on December 31, 1994 and converted to Class A shares on December 31, 2002. As the chart shows, by December 31, 2004 the value of your investment would have grown to $37,869 - a 278.69% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

                               [GRAPHIC OMITTED]


                      S&P 500      Wilshire Real Estate Index     DREF-B
                      -------      --------------------------     ------
     12/31/94         $10,000              $10,000               $10,000
     12/31/95         $13,753              $11,365               $11,659
     12/31/96         $16,909              $15,557               $15,827
     12/31/97         $22,548              $18,631               $19,606
     12/31/98         $28,992              $15,385               $16,428
     12/31/99         $35,091              $14,895               $15,054
     12/31/00         $31,897              $19,473               $18,779
     12/31/01         $28,109              $21,508               $19,662
     12/31/02         $21,899              $22,080               $20,670
     12/31/03         $28,177              $30,267               $28,425
     12/31/04         $31,241              $40,794               $37,869


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

Because Class B shares automatically convert to Class A shares after 8 years, the above graph and "Ten Years" return for Class B reflects Class A performance for the period after conversion.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
CLASS C FUND PERFORMANCE
================================================================================

-------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004
(This calculation includes any                                     BEGINNING       ENDING       EXPENSES PAID
applicable contingent deferred                                   ACCOUNT VALUE  ACCOUNT VALUE   DURING PERIOD*
sales charge.)                                                    (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                  ----------    ----------   -------------------
One Year.......................    31.37%  Actual...............   $1,000.00      $1,245.89         $10.61
Five Years.....................    19.93%  Hypothetical (5% return
Life of Class (August 13, 1997               before expenses)...   $1,000.00      $1,015.69          $9.53
     through December 31, 2004)    10.69%
-------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (1.88%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class C shares of Davis Real Estate Fund ("DREF-C") on August 13, 1997 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $21,180 - a 111.80% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

                               [GRAPHIC OMITTED]


                      S&P 500      Wilshire Real Estate Index     DREF-C
                      -------      --------------------------     ------
      8/13/97         $10,000              $10,000               $10,000
     12/31/97         $10,601              $11,007               $11,112
     12/31/98         $13,631               $9,089                $9,312
     12/31/99         $16,498               $8,800                $8,535
     12/31/00         $14,997              $11,504               $10,644
     12/31/01         $13,216              $12,706               $11,150
     12/31/02         $10,296              $13,044               $11,720
     12/31/03         $13,248              $17,881               $16,000
     12/31/04         $14,688              $24,100               $21,180


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
DAVIS REAL ESTATE FUND
CLASS Y FUND PERFORMANCE
================================================================================

------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURN                EXPENSE EXAMPLE
  FOR THE PERIODS ENDED
  DECEMBER 31, 2004                                                BEGINNING       ENDING        EXPENSES PAID
(There is no sales charge                                        ACCOUNT VALUE  ACCOUNT VALUE    DURING PERIOD*
applicable to this calculation.)                                   (07/01/04)    (12/31/04)   (07/01/04-12/31/04)
                                                                   ----------    ----------   -------------------
One Year.......................    33.85%  Actual...............   $1,000.00      $1,252.87         $4.30
Five Years.....................    21.32%  Hypothetical (5% return
Life of Class (November 8, 1996              before expenses)...   $1,000.00      $1,021.32         $3.86
     through December 31, 2004)    14.08%
------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Class's annualized expense ratio (0.76%), multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period). See Notes to Performance on page 43 for a description of the "Expense Example".

$10,000 INVESTED AT INCEPTION. Let's say you invested $10,000 in Davis Series, Inc., Class Y shares of Davis Real Estate Fund ("DREF-Y") on November 8, 1996 (inception of class). As the chart shows, by December 31, 2004 the value of your investment would have grown to $29,260 - a 192.60% increase on your initial investment. For comparison, the Standard & Poor's 500 Stock Index and the Dow Jones Wilshire Real Estate Securities Index are also presented on the chart below.

                               [GRAPHIC OMITTED]


                      S&P 500      Wilshire Real Estate Index     DREF-Y
                      -------      --------------------------     ------
      11/8/96         $10,000              $10,000               $10,000
     12/31/96         $10,174              $11,233               $11,292
     12/31/97         $13,567              $13,453               $14,148
     12/31/98         $17,443              $11,108               $11,997
     12/31/99         $21,113              $10,755               $11,132
     12/31/00         $19,191              $14,060               $14,052
     12/31/01         $16,912              $15,529               $14,888
     12/31/02         $13,176              $15,943               $15,830
     12/31/03         $16,953              $21,854               $21,861
     12/31/04         $18,797              $29,455               $29,260


The Standard & Poor's 500 Stock Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalization, and represents approximately two-thirds of the total market value of all domestic common stocks.

The Dow Jones Wilshire Real Estate Securities Index is a broad measure of the performance of publicly traded real estate securities, such as Real Estate Investment Trusts (REITs) and Real Estate Operating Companies (REOCs). Investments cannot be made directly in the Index. The index used includes net dividends reinvested.

The performance data for Davis Real Estate Fund contained in this report represents past performance and assumes that all distributions were reinvested, and should not be considered as an indication of future performance from an investment in the Fund today. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

DAVIS SERIES, INC.
NOTES TO PERFORMANCE
================================================================================

THE FOLLOWING DISCLOSURE PROVIDES IMPORTANT INFORMATION REGARDING THE FUNDS' EXPENSE EXAMPLE, WHICH APPEARS IN EACH CLASS'S FUND PERFORMANCE SECTION IN THIS ANNUAL REPORT. PLEASE REFER TO THIS INFORMATION WHEN REVIEWING THE EXPENSE EXAMPLE FOR EACH CLASS.

EXAMPLE

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases; and (2) ongoing costs, including advisory and administrative fees, distribution and/or service (12b-1) fees, and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each class is from 07/01/04 to 12/31/04. Please note that the Expense Example is general and does not reflect certain transaction or account specific costs, which may increase your total costs of investing in the Funds. If these transaction or account specific costs were included in the Expense Example, the expenses would have been higher.

ACTUAL EXPENSES

The information represented in the row entitled "Actual" provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading "Expenses Paid During Period" to estimate the expenses you paid for on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The information represented in the row entitled "Hypothetical (5% return before expenses)" provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the information in the row entitled "Hypothetical (5% return before expenses)" is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS OPPORTUNITY FUND

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (90.85%)

   AUTOMOTIVE - (6.88%)
       950,000  AutoNation, Inc.*..............................................................  $  18,249,500
       199,300  AutoZone, Inc.*................................................................     18,198,083
                                                                                                 -------------
                                                                                                    36,447,583
                                                                                                 -------------
   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (3.93%)
       100,000  Commerce Bancorp, Inc. ........................................................      6,440,000
       234,000  Golden West Financial Corp. ...................................................     14,372,280
                                                                                                 -------------
                                                                                                    20,812,280
                                                                                                 -------------
   BUILDING & HEAVY CONSTRUCTION - (0.12%)
        16,910  Tae Young Corp. ...............................................................        612,563
                                                                                                 -------------
   BUILDING PRODUCTS - (1.05%)
       130,000  Home Depot, Inc. ..............................................................      5,556,200
                                                                                                 -------------
   BUSINESS SERVICES - (0.53%)
        47,500  D&B Corp.*.....................................................................      2,833,375
                                                                                                 -------------
   CHEMICALS - (2.12%)
       186,000  Sigma-Aldrich Corp. ...........................................................     11,253,000
                                                                                                 -------------
   CONSUMER PRODUCTS - (0.70%)
        14,900  Amorepacific Corp. ............................................................      3,735,075
                                                                                                 -------------
   DISCOUNT RETAILER - (4.28%)
       155,000  Costco Wholesale Corp. ........................................................      7,508,975
        70,000  Kmart Holding Corp.*...........................................................      6,920,200
       512,000  99 Cents Only Stores*..........................................................      8,273,920
                                                                                                 -------------
                                                                                                    22,703,095
                                                                                                 -------------
   DISTRIBUTORS - (3.73%)
       344,000  Aramark Corp., Class B.........................................................      9,119,440
       330,000  Hughes Supply, Inc. ...........................................................     10,675,500
                                                                                                 -------------
                                                                                                    19,794,940
                                                                                                 -------------
   DIVERSIFIED - (4.81%)
       289,600  Groupe Bruxelles Lambert S.A. .................................................     23,482,692
        35,070  Nong Shim Holdings Co., Ltd.* .................................................      1,988,610
                                                                                                 -------------
                                                                                                    25,471,302
                                                                                                 -------------
   DIVERSIFIED COMMERCIAL SERVICES - (1.19%)
     2,230,000  Rentokil Initial PLC...........................................................      6,312,385
                                                                                                 -------------
   DIVERSIFIED MANUFACTURING - (2.98%)
       442,500  Tyco International Ltd. .......................................................     15,814,950
                                                                                                 -------------
   ELECTRONICS - (6.10%)
       317,900  Agilent Technologies, Inc.*....................................................      7,661,390
       173,000  Applied Materials, Inc.*.......................................................      2,959,165

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (CONTINUED)

   ELECTRONICS - (CONTINUED)
       243,000  Garmin Ltd. ...................................................................  $  14,767,110
       328,265  Taiwan Semiconductor Manufacturing Co. Ltd. ...................................        521,465
       753,697  Taiwan Semiconductor Manufacturing Co. Ltd., ADR...............................      6,398,887
                                                                                                 -------------
                                                                                                    32,308,017
                                                                                                 -------------
   ENERGY - (6.63%)
       320,000  Calpine Corp.*.................................................................      1,260,800
        96,000  PetroChina Co. Ltd., ADR.......................................................      5,154,240
       314,000  Premcor Inc....................................................................     13,241,380
       242,000  Sempra Energy..................................................................      8,876,560
       156,500  Transocean Inc.*...............................................................      6,634,035
                                                                                                 -------------
                                                                                                    35,167,015
                                                                                                 -------------
   FINANCIAL SERVICES - (1.86%)
       209,880  JPMorgan Chase & Co. ..........................................................      8,187,419
       100,000  Providian Financial Corp.*.....................................................      1,647,000
                                                                                                 -------------
                                                                                                     9,834,419
                                                                                                 -------------
   FOOD/BEVERAGE & RESTAURANT - (4.85%)
       127,125  Heineken Holding NV, Class A...................................................      3,828,983
         4,400  Lotte Chilsung Beverage Co., Ltd. .............................................      4,080,371
         5,160  Lotte Confectionery Co., Ltd. .................................................      3,952,743
       186,000  McDonald's Corp. ..............................................................      5,963,160
       118,000  Unilever NV, CVA...............................................................      7,879,808
                                                                                                 -------------
                                                                                                    25,705,065
                                                                                                 -------------
   HEALTH CARE - (7.46%)
       188,500  AmerisourceBergen Corp. .......................................................     11,061,180
       165,000  Cardinal Health, Inc. .........................................................      9,594,750
       104,900  Fisher Scientific International, Inc.*.........................................      6,543,662
        96,000  IDEXX Laboratories, Inc.* .....................................................      5,236,800
       166,000  Lincare Holdings Inc.*.........................................................      7,079,070
                                                                                                 -------------
                                                                                                    39,515,462
                                                                                                 -------------
   INDUSTRIAL - (1.01%)
       100,000  Sealed Air Corp.*..............................................................      5,327,000
                                                                                                 -------------
   INFORMATION/INFORMATION PROCESSING - (2.91%)
       581,000  Reynolds & Reynolds Co., Class A...............................................     15,402,310
                                                                                                 -------------
   INSURANCE BROKERS - (2.76%)
        33,000  Brown & Brown, Inc. ...........................................................      1,437,150
       401,500  Marsh & McLennan Cos, Inc. ....................................................     13,209,350
                                                                                                 -------------
                                                                                                    14,646,500
                                                                                                 -------------
   INVESTMENT FIRMS - (0.22%)
         3,850  Julius Baer Holding, Ltd. AG...................................................      1,154,831
                                                                                                 -------------
   LIFE INSURANCE - (0.62%)
        83,000  AFLAC Inc. ....................................................................      3,306,720
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS OPPORTUNITY FUND - (CONTINUED)

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (CONTINUED)

   MANUFACTURING - (3.77%)
       283,030  Hunter Douglas NV..............................................................  $  15,038,157
        54,200  Mohawk Industries, Inc.*.......................................................      4,945,750
                                                                                                 -------------
                                                                                                    19,983,907
                                                                                                 -------------
   MEDIA - (6.04%)
       305,000  Lagardere S.C.A. ..............................................................     21,923,852
       920,000  WPP Group PLC..................................................................     10,099,586
                                                                                                 -------------
                                                                                                    32,023,438
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (1.24%)
        63,000  Cincinnati Financial Corp. ....................................................      2,791,215
        50,000  FPIC Insurance Group, Inc.*....................................................      1,766,750
         5,600  Markel Corp.*..................................................................      2,038,400
                                                                                                 -------------
                                                                                                     6,596,365
                                                                                                 -------------
   REINSURANCE - (2.29%)
        42,000  Everest Re Group, Ltd. ........................................................      3,761,520
       135,625  Transatlantic Holdings, Inc. ..................................................      8,385,694
                                                                                                 -------------
                                                                                                    12,147,214
                                                                                                 -------------
   RETAILING - (0.33%)
       288,000  WH Smith PLC...................................................................      1,727,022
                                                                                                 -------------
   TECHNOLOGY - (2.99%)
     1,815,302  Compal Electronics, Inc. ......................................................      1,810,163
        37,000  Lexmark International, Inc., Class A*..........................................      3,145,000
       408,000  Microsoft Corp. ...............................................................     10,899,720
                                                                                                 -------------
                                                                                                    15,854,883
                                                                                                 -------------
   TELECOMMUNICATIONS - (7.45%)
     1,924,000  Covad Communications Group, Inc.*..............................................      4,126,980
       301,000  Motorola, Inc. ................................................................      5,177,200
       367,500  Nokia Oyj......................................................................      5,780,774
       750,000  Nokia Oyj, ADR.................................................................     11,752,500
       343,300  SK Telecom Co., Ltd., ADR......................................................      7,638,425
       285,000  Telewest Global, Inc.* ........................................................      4,998,900
                                                                                                 -------------
                                                                                                    39,474,779
                                                                                                 -------------
                           Total Common Stock - (identified cost $359,655,669).................    481,521,695
                                                                                                 -------------


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS OPPORTUNITY FUND  - (CONTINUED)

                                                                                                         VALUE
PRINCIPAL                                        SECURITY                                              (NOTE 1)
SHORT TERM INVESTMENTS - (9.23%)
===============================================================================================================
   U.S. TREASURY BILLS - (0.44%)
$    2,360,000  2.055%, 02/24/05 - (identified cost $2,352,725)(b)............................. $    2,352,725
                                                                                                --------------
   REPURCHASE AGREEMENTS - (8.79%)
    15,092,000  Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                  01/03/05, dated 12/31/04, repurchase value of $15,094,830
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $15,393,840)..............................................     15,092,000
    16,769,000  Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                  01/03/05, dated 12/31/04, repurchase value of $16,772,284
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $17,104,380)..............................................     16,769,000
    14,714,000  UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                  01/03/05, dated 12/31/04, repurchase value of $14,716,783
                  (collateralized by: U.S. Government obligations in a pooled cash account,
                  total market value $15,008,280)..............................................     14,714,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $46,575,000).........     46,575,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $48,927,725)........     48,927,725
                                                                                                --------------

                Total Investments - (100.08%) - (identified cost $408,583,394) - (a)...........    530,449,420
                Liabilities Less Other Assets - (0.08%)........................................       (409,774)
                                                                                                --------------
                           Net Assets - (100%)................................................. $  530,039,646
                                                                                                ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $410,650,860. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:
                Unrealized appreciation........................................................ $  127,301,223
                Unrealized depreciation.......................................................      (7,502,663)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  119,798,560
                                                                                                ==============

(b) A sufficient amount of liquid assets has been designated to cover outstanding written put options, as follows (see Note 8 of the Notes to Financial Statements):

Contracts                                                                                             Premium
Subject to Put   Puts                    Expiration Date       Exercise Price        Value            Received
--------------------------------------------------------------------------------------------------------------
(235)            Kmart Holding Corp.     01/20/07              $100.00           $ (489,975)       $  (476,158)

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS GOVERNMENT BOND FUND

                                                                                                         VALUE
PRINCIPAL                                                                                              (NOTE 1)
===============================================================================================================
MORTGAGES - (42.53%)

   FANNIE MAE POOLS - (20.05%)
$    1,771,752    5.00%, 08/01/11 Pool No. 357609..............................................  $   1,798,701
       744,500    6.00%, 10/01/16 Pool No. 615235..............................................        782,268
     7,516,289    6.00%, 09/01/17 Pool No. 665776..............................................      7,888,195
     1,651,251    6.50%, 06/01/31 Pool No. 589340..............................................      1,734,325
                                                                                                 -------------

                           Total FANNIE MAE - (identified cost $12,185,955)....................     12,203,489
                                                                                                 -------------
   FREDDIE MAC POOLS - (18.63%)
     2,510,810    4.50%, 03/01/08 Pool No. M90803..............................................      2,552,138
     1,775,586    5.00%, 01/01/14 Pool No. E00621..............................................      1,817,206
     1,475,521    6.50%, 01/01/15 Pool No. G11063..............................................      1,565,586
     1,526,969    6.00%, 10/01/16 Pool No. E01054..............................................      1,602,203
     1,007,387    6.00%, 11/01/16 Pool No. E86208..............................................      1,057,021
     1,621,817    5.00%, 10/01/17 Pool No. E91955..............................................      1,652,729
     1,028,479    7.00%, 06/01/32 Pool No. C68162..............................................      1,089,869
                                                                                                 -------------

                           Total FREDDIE MAC - (identified cost $11,300,581)...................     11,336,752
                                                                                                 -------------

   GINNIE MAE POOLS - (3.85%)
     2,255,357    6.00%, 02/15/33 Pool No. 607650 (identified cost $2,354,505).................      2,339,707
                                                                                                 -------------

                           Total Mortgages - (identified cost $25,841,041).....................     25,879,948
                                                                                                 -------------

GOVERNMENT AGENCY NOTES - (51.86%)
     2,000,000    Fannie Mae, 6.00%, 12/15/05..................................................      2,057,080
     5,000,000    Fannie Mae, 7.125%, 03/15/07.................................................      5,395,300
     2,000,000    Fannie Mae, 6.00%, 05/15/08..................................................      2,149,920
     2,500,000    Fannie Mae, 3.80%, 09/29/09..................................................      2,462,700
     5,000,000    Federal Farm Credit Bank, 2.30%, 01/18/06 (b)................................      5,000,100
     5,000,000    Federal Home Loan Bank, 3.875%, 08/22/08 ....................................      5,010,250
     5,000,000    Freddie Mac, 5.50%, 07/15/06.................................................      5,172,700
     4,340,000    Freddie Mac, 3.40%, 10/15/07.................................................      4,313,483
                                                                                                 -------------

                           Total Government Agency Notes - (identified cost $31,708,876).......     31,561,533
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS GOVERNMENT BOND FUND - (CONTINUED)

                                                                                                         VALUE
PRINCIPAL                                                                                              (NOTE 1)
===============================================================================================================
SHORT TERM INVESTMENTS - (5.20%)

$    1,025,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                    01/03/05, dated 12/31/04, repurchase value of $1,025,192
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,045,500)............................................. $    1,025,000
     1,138,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                    01/03/05, dated 12/31/04, repurchase value of $1,138,223
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,160,760).............................................      1,138,000
       999,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                    01/03/05, dated 12/31/04, repurchase value of $999,189
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $1,018,980).............................................        999,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $3,162,000).........      3,162,000
                                                                                                --------------

                  Total Investments - (99.59%) - (identified cost $60,711,917) - (a)...........     60,603,481
                  Other Assets Less Liabilities - (0.41%)......................................        249,675
                                                                                                --------------
                           Net Assets - (100%) ................................................   $ 60,853,156
                                                                                                ==============


(a) Aggregate cost for Federal Income Tax purposes is $60,711,917. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $      113,040
                  Unrealized depreciation......................................................       (221,476)
                                                                                                --------------
                           Net unrealized depreciation......................................... $     (108,436)
                                                                                                ==============

(b) The interest rates on floating rate securities, shown as of December 31, 2004, may change daily or less frequently and are based on indices of market interests rates.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS GOVERNMENT MONEY MARKET FUND

                                                                                                        VALUE
PRINCIPAL                                                                                             (NOTE 1)
==============================================================================================================
FANNIE MAE - (30.59%)
$   10,000,000    2.03%, 01/26/05..............................................................  $   9,985,903
    11,000,000    1.65%, 02/08/05 (c)..........................................................     11,000,000
    10,000,000    1.46%, 02/11/05 (c)..........................................................      9,990,453
     8,000,000    1.50%, 02/14/05 (c)..........................................................      7,991,493
     3,900,000    1.40%, 02/15/05..............................................................      3,896,689
     1,300,000    7.125%, 02/15/05.............................................................      1,307,260
    19,000,000    2.35%, 02/18/05 (b)..........................................................     19,000,182
    20,000,000    1.40%, 02/25/05..............................................................     20,000,000
    12,500,000    2.00%, 03/23/05..............................................................     12,443,750
    22,000,000    2.265%, 04/28/05 (b).........................................................     21,998,934
    10,000,000    1.40%, 05/03/05..............................................................     10,000,000
    12,000,000    1.91625%, 07/06/05 (b).......................................................     11,996,710
    22,000,000    2.25%, 07/26/05 (b)..........................................................     21,997,494
     5,000,000    1.89%, 10/03/05 (b)..........................................................      4,996,946
     6,000,000    2.419%, 10/07/05 (b).........................................................      6,000,915
     2,500,000    2.25%, 10/28/05..............................................................      2,497,847
                                                                                                 -------------

                           Total FANNIE MAE - (identified cost $175,104,576)...................    175,104,576
                                                                                                 -------------

FEDERAL FARM CREDIT BANK - (4.02%)
    23,000,000    2.269%, 06/10/05 (b) - (identified cost $23,000,000).........................     23,000,000
                                                                                                 -------------

FEDERAL HOME LOAN BANK - (28.59%)
     8,000,000    1.958%, 01/05/05 (b).........................................................      7,999,996
     1,715,000    5.81%, 01/21/05..............................................................      1,718,466
     1,000,000    1.30%, 02/23/05..............................................................        999,775
    20,000,000    1.45%, 03/11/05..............................................................     20,000,000
     3,000,000    2.45%, 03/21/05 (b)..........................................................      2,999,719
    10,000,000    1.625%, 04/15/05.............................................................      9,975,656
    20,000,000    2.338%, 04/25/05 (b).........................................................     19,999,659
    20,000,000    1.30%, 04/27/05..............................................................     20,000,000
    10,000,000    1.55%, 05/06/05..............................................................     10,000,000
     8,000,000    1.625%, 06/15/05.............................................................      7,962,854
    20,000,000    2.328%, 07/26/05 (b).........................................................     19,997,729
    20,000,000    2.205%, 08/02/05 (b).........................................................     19,997,915
    22,000,000    2.30688%, 09/16/05 (b).......................................................     21,994,075
                                                                                                 -------------

                           Total Federal Home Loan Bank - (identified cost $163,645,844).......    163,645,844
                                                                                                 -------------

FREDDIE MAC - (5.18%)
     5,000,000    1.875%, 01/15/05.............................................................      4,999,237
       571,000    6.875%, 01/15/05.............................................................        572,010
     1,050,000    2.07%, 01/25/05..............................................................      1,048,551
     2,000,000    8.065%, 01/27/05.............................................................      2,008,600

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS GOVERNMENT MONEY MARKET FUND - (CONTINUED)

                                                                                                        VALUE
PRINCIPAL                                                                                             (NOTE 1)
==============================================================================================================
FREDDIE MAC - (CONTINUED)
$   10,000,000    2.085%, 02/01/05.............................................................  $   9,982,046
    11,000,000    3.875%, 02/15/05.............................................................     11,024,572
                                                                                                 -------------

                           Total FREDDIE MAC - (identified cost $29,635,016)...................     29,635,016
                                                                                                 -------------

REPURCHASE AGREEMENTS - (26.83%)
    49,766,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                    01/03/05, dated 12/31/04, repurchase value of $49,775,331
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $50,761,320)............................................     49,766,000
    55,295,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                    01/03/05, dated 12/31/04, repurchase value of $55,305,829
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $56,400,900)............................................     55,295,000
    48,517,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                    01/03/05, dated 12/31/04, repurchase value of $48,526,178
                    (collateralized by: U.S. Government obligations in a pooled cash account,
                    total market value $49,487,340)............................................     48,517,000
                                                                                                --------------

                           Total Repurchase Agreements - (identified cost $153,578,000)........    153,578,000
                                                                                                --------------

                  Total Investments - (95.21%) - (identified cost $544,963,436) - (a)..........    544,963,436
                  Other Assets Less Liabilities - (4.79%)......................................     27,417,342
                                                                                                --------------
                           Net Assets - (100%)................................................. $ 572,380,778
                                                                                                ==============

(a)  Aggregate cost for Federal Income Tax Purposes is $544,963,436.

(b) The interest rates on floating rate securities, shown as of December 31, 2004, may change daily or less frequently and are based on indices of market interests rates. For purposes of amortized cost valuation, the maturity dates of these securities are considered to be the effective maturities, based on the reset dates of the securities' variable rates.

(c) The interest rates on variable rate securities represents the current rate as of December 31, 2004.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS FINANCIAL FUND

                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (100.02%)

   BANKS AND SAVINGS & LOAN ASSOCIATIONS - (10.77%)
       604,000    Commerce Bancorp, Inc. ...................................................... $   38,897,600
        90,000    Fifth Third Bancorp..........................................................      4,260,600
     1,007,400    Golden West Financial Corp. .................................................     61,874,508
                                                                                                --------------
                                                                                                   105,032,708
                                                                                                --------------
   BUSINESS SERVICES - (5.41%)
       883,750    D&B Corp.*...................................................................     52,715,688
                                                                                                --------------
   CONSUMER PRODUCTS - (3.57%)
       570,000    Altria Group, Inc. ..........................................................     34,827,000
                                                                                                --------------
   DIVERSIFIED MANUFACTURING - (8.98%)
     2,450,000    Tyco International Ltd. .....................................................     87,563,000
                                                                                                --------------
   FINANCIAL SERVICES - (33.35%)
     1,949,000    American Express Co. ........................................................    109,865,130
     1,238,333    Citigroup Inc. ..............................................................     59,662,884
       395,500    H&R Block, Inc. .............................................................     19,379,500
       802,560    JPMorgan Chase & Co. ........................................................     31,307,866
       501,200    Loews Corp. .................................................................     35,234,360
       556,300    Moody's Corp. ..............................................................      48,314,655
     1,295,000    Providian Financial Corp.*...................................................     21,328,650
                                                                                                --------------
                                                                                                   325,093,045
                                                                                                --------------
   INDUSTRIAL - (2.51%)
       459,000    Sealed Air Corp.*............................................................     24,450,930
                                                                                                --------------
   INVESTMENT FIRMS - (1.83%)
        59,544    Julius Baer Holding, Ltd. AG.................................................     17,860,591
                                                                                                --------------
   LIFE INSURANCE - (0.57%)
       208,700    China Life Insurance Co., Ltd., ADR*.........................................      5,518,028
                                                                                                --------------
   MULTI-LINE INSURANCE - (4.90%)
       726,796    American International Group, Inc. ..........................................     47,728,693
                                                                                                --------------
   PROPERTY/CASUALTY INSURANCE - (17.01%)
           597    Berkshire Hathaway Inc., Class A*............................................     52,476,300
       968,625    Cincinnati Financial Corp. ..................................................     42,914,931
       337,300    FPIC Insurance Group, Inc.*..................................................     11,918,495
        88,200    Markel Corp.*................................................................     32,104,800
       311,000    Progressive Corp. (Ohio).....................................................     26,385,240
                                                                                                --------------
                                                                                                   165,799,766
                                                                                                --------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS FINANCIAL  FUND - (CONTINUED)

                                                                                                        VALUE
SHARES                                           SECURITY                                             (NOTE 1)
==============================================================================================================
COMMON STOCK - (CONTINUED)

   REINSURANCE - (11.12%)
       225,000    Everest Re Group, Ltd. .....................................................  $   20,151,000
     1,428,187    Transatlantic Holdings, Inc. ................................................     88,304,802
                                                                                                --------------
                                                                                                   108,455,802
                                                                                                --------------
                           Total Common Stock - (identified cost $519,100,593).................    975,045,251
                                                                                                --------------

                  Total Investments - (100.02%) - (identified cost $519,100,593) - (a).........    975,045,251
                  Liabilities Less Other Assets - (0.02%)......................................       (224,713)
                                                                                                --------------
                           Net Assets - (100%) ................................................ $  974,820,538
                                                                                                ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $519,098,038. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  455,947,213
                  Unrealized depreciation......................................................        -
                                                                                                --------------
                           Net unrealized appreciation......................................... $  455,947,213
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS APPRECIATION & INCOME FUND


                                                                                                         VALUE
SHARES /PRINCIPAL                                SECURITY                                              (NOTE 1)
===============================================================================================================
CONVERTIBLE PREFERRED STOCK - (8.90%)

   AIRLINES - (1.28%)
       161,300    Continental Airlines Finance Trust II, 6.00%, 11/15/30, Cum. Conv. Pfd. .....  $   3,770,387
                                                                                                 -------------
   FINANCIAL SERVICES - (1.42%)
        90,000    HSBC Finance Corp., (Convertible into HSBC Holdings PLC), 8.875%,
                     02/15/06, Adjustable Conversion-Rate Equity Security Cum. Conv. Pfd. .....      4,207,500
                                                                                                 -------------
   PROPERTY/CASUALTY INSURANCE - (0.93%)
       119,400    Travelers Property Casualty Corp., 4.50%, 04/15/32, Conv. Pfd. ..............      2,749,782
                                                                                                 -------------
   RENTAL AUTO/EQUIPMENT - (2.45%)
       166,700    United Rentals Trust I, 6.50%, 08/01/28, Conv. Pfd. .........................      7,230,612
                                                                                                 -------------
   UTILITIES - (2.82%)
      169,000     AES Trust III, 6.75%, 10/15/29, Conv. Pfd. ..................................      8,340,150
                                                                                                 -------------

                           Total Convertible Preferred Stock - (identified cost $20,815,286)...     26,298,431
                                                                                                 -------------

CONVERTIBLE BONDS - (48.19%)

   BUILDING MATERIALS - (1.80%)
$   10,600,000    Masco Corp., Conv. Sr. Notes, Zero Cpn., 2.919%, 07/20/31 (c)(d).............      5,326,500
                                                                                                 -------------
   COMMERCIAL SERVICES - (3.01%)
     1,000,000    Quanta Services, Inc., Conv. Sub. Deb., 4.50%, 10/01/23......................      1,095,000
     3,000,000    Quanta Services, Inc., Conv. Sub. Notes, 4.00%, 07/01/07.....................      2,865,000
     4,500,000    Quanta Services, Inc., Ser. 144A Conv. Sub. Deb., 4.50%, 10/01/23 (b)........      4,927,500
                                                                                                 -------------
                                                                                                     8,887,500
                                                                                                 -------------
   EDUCATION - (2.81%)
     7,200,000    School Specialty, Inc., Conv. Sub. Notes, 3.75%/Zero Cpn., 08/01/23 (e)......      8,289,000
                                                                                                 -------------
   ELECTRONICS - (6.05%)
     2,675,000    Fairchild Semiconductor Corp., Conv. Sr. Sub., 5.00%, 11/01/08...............      2,711,781
     8,220,000    International Rectifier Corp., Conv. Sub. Notes, 4.25%, 07/15/07.............      8,199,450
     4,430,000    InVision Technologies, Inc., Conv. Sr. Notes, 3.00%, 10/01/23................      6,944,025
                                                                                                 -------------
                                                                                                    17,855,256
                                                                                                 -------------
   ENERGY - (4.55%)
    12,400,000    Lehman Brothers Holdings Inc., Conv. Notes, (Convertible into
                     Devon Energy Corp.), 0.25%, 08/23/11 (g)..................................     13,423,000
                                                                                                 -------------
   FINANCIAL SERVICES - (9.11%)
    11,100,000    American Express Co., Ser. 144A Conv. Sr. Notes, 1.85%/Zero Cpn.,
                       12/01/33 (b)(e).........................................................     12,112,875
     7,160,000    NCO Group Inc., Conv. Sub. Notes, 4.75%, 04/15/06............................      7,347,950
    14,200,000    Providian Financial Corp., Conv. Notes, Zero Cpn., 6.58%, 02/15/21 (c)(d)....      7,455,000
                                                                                                 -------------
                                                                                                    26,915,825
                                                                                                 -------------
   GAMING/LOTTERY - (3.15%)
     4,900,000    GTECH Holdings Corp., Conv. Deb., 1.75%, 12/15/21............................      9,316,125
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                         VALUE
PRINCIPAL/SHARES                                 SECURITY                                              (NOTE 1)
===============================================================================================================
CONVERTIBLE BONDS - (CONTINUED)

   HEALTH CARE - (4.18%)
$   12,900,000    Universal Health Services, Inc., Conv. Deb., 0.426%, 06/23/20................  $   7,498,125
     1,400,000    Valeant Pharmaceuticals International, Conv. Sub. Notes, 4.00%, 11/15/13.....      1,545,250
     3,000,000    Valeant Pharmaceuticals International, Ser. 144A Conv. Sub. Notes,
                      4.00%, 11/15/13 (b)......................................................      3,311,250
                                                                                                 -------------
                                                                                                    12,354,625
                                                                                                 -------------
   INDUSTRIAL - (3.15%)
     9,000,000    Sealed Air Corp., Ser. 144A Conv. Sr. Notes, 3.00%, 06/30/33 (b).............      9,315,000
                                                                                                 -------------

   MEDIA - (2.61%)
    13,050,000    News America Inc., Conv. Notes, Zero Cpn., 3.36%, 02/28/21 (c)(d)............      7,699,500
                                                                                                 -------------

   MULTI-LINE INSURANCE - (2.78%)
     2,500,000    American International Group, Inc., Conv. Sr. Deb., Zero Cpn., 1.76%,
                      11/09/31 (c)(d)..........................................................      1,665,625
     6,895,000    American International Group, Inc., Conv. Sr. Notes, 0.50%, 05/15/07.........      6,533,013
                                                                                                 -------------
                                                                                                     8,198,638
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (0.68%)
     1,600,000    WCI Communities, Inc., Ser. 144A Conv. Sr. Sub. Notes, 4.00%,
                      08/05/23 (b).............................................................      1,998,000
                                                                                                 -------------
   RETAILING - (1.05%)
     2,800,000    Costco Wholesale Corp., Conv. Sub. Notes, Zero Cpn., 1.03%,
                      08/19/17 (c)(d)..........................................................      3,087,000
                                                                                                 -------------
   WASTE MANAGEMENT - (3.26%)
     8,260,000    Waste Connections, Inc., Conv. Sub. Notes, 2.66%, 05/01/22 (f)...............      9,633,225
                                                                                                 -------------

                           Total Convertible Bonds  - (identified cost $131,210,460)...........    142,299,194
                                                                                                 -------------
CORPORATE BONDS - (1.12%)

   AUTOMOTIVE - (0.62%)
     1,900,000    AutoZone, Inc., Sr. Notes, 5.50%, 11/15/15...................................      1,828,501
                                                                                                 -------------
   ENERGY - (0.50%)
     1,300,000    Occidental Petroleum Corp., Sr. Notes, 6.75%, 01/15/12.......................      1,477,818
                                                                                                 -------------

                           Total Corporate Bonds  - (identified cost $3,403,125)...............      3,306,319
                                                                                                 -------------
COMMON STOCK - (31.12%)

   APARTMENTS (REITS) - (1.78%)
        70,000    Avalonbay Communities, Inc. .................................................      5,271,000
                                                                                                 -------------
   AUTOMOTIVE - (1.48%)
        47,900    AutoZone, Inc.*..............................................................      4,373,749
                                                                                                 -------------

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (CONTINUED)

   BUILDING MATERIALS - (1.10%)
        88,700    Masco Corp. .................................................................  $   3,240,211
                                                                                                 -------------
   COMMERCIAL SERVICES - (0.83%)
       306,700    Quanta Services, Inc.* ......................................................      2,453,600
                                                                                                 -------------
   DISCOUNT RETAILER - (1.06%)
        64,900    Costco Wholesale Corp. ......................................................      3,144,081
                                                                                                 -------------
   DIVERSIFIED FINANCIAL SERVICES - (1.82%)
      111,500     Citigroup Inc. ..............................................................      5,372,070
                                                                                                 -------------
   DIVERSIFIED (REITS) - (3.22%)
      124,976     Vornado Realty Trust.........................................................      9,514,423
                                                                                                 -------------
   ENERGY - (0.29%)
        14,500    Occidental Petroleum Corp. ..................................................        846,220
                                                                                                 -------------
   MALLS (REITS) - (3.01%)
       245,667    General Growth Properties, Inc. .............................................      8,883,319
                                                                                                 -------------
   OFFICE /INDUSTRIAL (REITS) - (7.67%)
       163,112    Centerpoint Properties Trust.................................................      7,811,434
       245,160    SL Green Realty Corp. .......................................................     14,844,438
                                                                                                 -------------
                                                                                                    22,655,872
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (1.36%)
       136,800    WCI Communities, Inc.*.......................................................      4,021,920
                                                                                                 -------------
   RETAILING - (1.97%)
       140,350    J. C. Penney Co., Inc. ......................................................      5,810,490
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (2.62%)
       174,200    Developers Diversified Realty Corp. .........................................      7,729,254
                                                                                                 -------------
   TECHNOLOGY - (1.54%)
      103,000SAP AG-ADR........................................................................      4,553,630
                                                                                                 -------------
   WASTE MANAGEMENT - (1.37%)
       118,000    Waste Connections, Inc.* ....................................................      4,041,500
                                                                                                 -------------

                           Total Common Stock - (identified cost $51,968,318)..................     91,911,339
                                                                                                 -------------


DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS APPRECIATION & INCOME FUND - (CONTINUED)

                                                                                                         VALUE
PRINCIPAL                                        SECURITY                                              (NOTE 1)
===============================================================================================================
SHORT TERM INVESTMENTS - (10.20%)

$    9,758,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                   01/03/05, dated 12/31/04, repurchase value of $9,759,830
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $9,953,160).............................................. $    9,758,000
    10,842,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                   01/03/05, dated 12/31/04, repurchase value of $10,844,123
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $11,058,840).............................................     10,842,000
     9,514,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                   01/03/05, dated 12/31/04, repurchase value of $9,515,800
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $9,704,280)..............................................      9,514,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $30,114,000)........     30,114,000
                                                                                                --------------

                  Total Investments - (99.53%) - (identified cost $237,511,189) - (a)..........    293,929,283
                  Other Assets Less Liabilities - (0.47%)......................................      1,373,822
                                                                                                --------------
                           Net Assets - (100%) ................................................ $  295,303,105
                                                                                                ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $237,592,615. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $   58,906,382
                  Unrealized depreciation......................................................     (2,569,714)
                                                                                                --------------
                           Net unrealized appreciation......................................... $   56,336,668
                                                                                                ==============

(b) These securities are subject to Rule 144A. The Board of Directors of the Fund has determined that there is sufficient liquidity in these securities to realize current valuations. These securities amounted to $31,664,625 or 10.72% of the Fund's net assets, as of December 31, 2004.

(c) As of December 31, 2004, zero coupon bonds represented $25,233,625 or 8.54% of the Fund's net assets. Because zero coupon bonds pay no interest their value is generally more volatile than the value of other debt securities.

(d) Zero coupon bonds reflect effective yield on the date of purchase.

(e) Represents a step-down bond: a bond that pays one coupon rate for an initial period followed by a lower coupon rate.

(f) The interest rates on floating rate securities, shown as of December 31, 2004, may change daily or less frequently

(g) Illiquid security. See Note 9 of the Notes to Financial Statements.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS REAL ESTATE FUND

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (89.04%)

   APARTMENTS (REITS) - (7.61%)
       136,000    Camden Property Trust........................................................  $   6,936,000
       229,333    Essex Property Trust, Inc. ..................................................     19,218,105
       771,921    United Dominion Realty Trust, Inc. ..........................................     19,143,641
                                                                                                 -------------
                                                                                                    45,297,746
                                                                                                 -------------
   DIVERSIFIED - (3.81%)
       349,142    Forest City Enterprises, Inc., Class A.......................................     20,093,122
        39,900    St. Joe Co. .................................................................      2,561,580
                                                                                                 -------------
                                                                                                    22,654,702
                                                                                                 -------------
   DIVERSIFIED (REITS) - (6.63%)
       520,673    Duke Realty Corp. ...........................................................     17,775,776
       284,562    Vornado Realty Trust.........................................................     21,663,705
                                                                                                 -------------
                                                                                                    39,439,481
                                                                                                 -------------
   FINANCIAL SERVICES (REITS) - (3.40%)
       384,300    Gramercy Capital Corp. ......................................................      7,916,580
       272,000    iStar Financial Inc. ........................................................     12,310,720
                                                                                                 -------------
                                                                                                    20,227,300
                                                                                                 -------------
   FORESTRY (REITS) - (2.61%)
       404,698    Plum Creek Timber Co., Inc. .................................................     15,556,591
                                                                                                 -------------
   HOTELS & LODGING - (1.42%)
       144,794    Starwood Hotels & Resorts Worldwide, Inc. ...................................      8,455,970
                                                                                                 -------------
   INDUSTRIAL - (1.60%)
     1,420,183    Brixton PLC..................................................................      9,543,399
                                                                                                 -------------
   INDUSTRIAL (REITS) - (14.06%)
       652,648    Catellus Development Corp. ..................................................     19,971,029
       817,254    Centerpoint Properties Trust.................................................     39,138,294
       566,492    ProLogis.....................................................................     24,546,098
                                                                                                 -------------
                                                                                                    83,655,421
                                                                                                 -------------
   MALLS (REITS) - (7.99%)
       547,557    General Growth Properties, Inc. .............................................     19,799,661
       246,800    Mills Corp. .................................................................     15,735,968
       185,253    Simon Property Group, Inc. ..................................................     11,980,312
                                                                                                 -------------
                                                                                                    47,515,941
                                                                                                 -------------
   OFFICE SPACE (REITS) - (21.39%)
       289,113    Alexandria Real Estate Equities, Inc. .......................................     21,515,790
       416,900    Arden Realty, Inc. ..........................................................     15,725,468
        90,842    Boston Properties, Inc. .....................................................      5,874,752
       480,400    Brandywine Realty Trust......................................................     14,118,956
       460,356    CarrAmerica Realty Corp. ....................................................     15,191,748
       618,138    Corporate Office Properties Trust............................................     18,142,350
       128,600    Kilroy Realty Corp. .........................................................      5,497,650

DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS REAL ESTATE FUND - (CONTINUED)

                                                                                                         VALUE
SHARES                                           SECURITY                                              (NOTE 1)
===============================================================================================================
COMMON STOCK - (CONTINUED)

   OFFICE SPACE (REITS) - (CONTINUED)
       130,119    Parkway Properties, Inc. ....................................................  $   6,603,539
       406,358    SL Green Realty Corp. .......................................................     24,604,977
                                                                                                 -------------
                                                                                                   127,275,230
                                                                                                 -------------
   RESIDENTIAL/COMMERCIAL BUILDING - (2.19%)
       443,000    WCI Communities, Inc.*.......................................................     13,024,200
                                                                                                 -------------
   SHOPPING CENTERS - (1.53%)
       490,000    Liberty International PLC....................................................      9,110,721
                                                                                                 -------------
   SHOPPING CENTERS (REITS) - (11.82%)
       476,808    Developers Diversified Realty Corp. .........................................     21,155,971
       240,795    Kimco Realty Corp. ..........................................................     13,963,702
       270,400    Pan Pacific Retail Properties, Inc. .........................................     16,954,080
       329,778    Regency Centers Corp. .......................................................     18,269,701
                                                                                                 -------------
                                                                                                    70,343,454
                                                                                                 -------------
   SPECIALTY RETAIL (REITS) - (2.98%)
       498,300    Capital Automotive REIT......................................................     17,702,108
                                                                                                 -------------

                           Total Common Stock - (identified cost $324,251,016).................    529,802,264
                                                                                                 -------------

PREFERRED STOCK - (0.49%)

   APARTMENTS (REITS) - (0.49%)
        43,700    Equity Residential, 7.00%, Series E, Cum. Conv. Pfd. ........................      1,769,850
        32,000    Equity Residential, 8.60%, Series D, Cum. Pfd. ..............................        877,280
        10,000    Equity Residential, 9.125%, Series C, Cum. Pfd. .............................        268,100
                                                                                                 -------------

                           Total Preferred Stock - (identified cost $2,204,017)................      2,915,230
                                                                                                 -------------



DAVIS SERIES, INC.
SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2004
DAVIS REAL ESTATE FUND - (CONTINUED)

                                                                                                         VALUE
PRINCIPAL                                        SECURITY                                              (NOTE 1)
===============================================================================================================
SHORT TERM INVESTMENTS - (9.93%)

$   19,141,000    Goldman, Sachs & Co. Joint Repurchase Agreement, 2.25%,
                   01/03/05, dated 12/31/04, repurchase value of $19,144,589
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $19,523,820)............................................. $   19,141,000
    21,268,000    Nomura Securities International, Inc. Joint Repurchase Agreement, 2.35%,
                   01/03/05, dated 12/31/04, repurchase value of $21,272,165
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $21,693,360).............................................     21,268,000
    18,661,000    UBS Financial Services Inc. Joint Repurchase Agreement, 2.27%,
                   01/03/05, dated 12/31/04, repurchase value of $18,664,530
                   (collateralized by: U.S. Government obligations in a pooled cash account,
                   total market value $19,034,220).............................................     18,661,000
                                                                                                --------------

                           Total Short Term Investments - (identified cost $59,070,000)........     59,070,000
                                                                                                --------------

                  Total Investments - (99.46%) - (identified cost $385,525,033) - (a)..........    591,787,494
                  Other Assets Less Liabilities - (0.54%)......................................      3,216,756
                                                                                                --------------
                           Net Assets - (100%)................................................. $  595,004,250
                                                                                                ==============

* Non-Income Producing Security.

(a) Aggregate cost for Federal Income Tax purposes is $388,271,506. At December
31, 2004 unrealized appreciation (depreciation) of securities for Federal Income
Tax purposes is as follows:

                  Unrealized appreciation...................................................... $  203,521,196
                  Unrealized depreciation.....................................................          (5,208)
                                                                                                --------------
                           Net unrealized appreciation......................................... $  203,515,988
                                                                                                ==============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES
At December 31, 2004
================================================================================

                                                                           DAVIS
                                                          DAVIS          GOVERNMENT                        DAVIS
                                          DAVIS         GOVERNMENT         MONEY           DAVIS       APPRECIATION        DAVIS
                                       OPPORTUNITY         BOND           MARKET         FINANCIAL       & INCOME       REAL ESTATE
                                          FUND             FUND            FUND            FUND            FUND             FUND
                                          ----             ----            ----            ----            ----             ----
ASSETS:
Investments in securities, at
   value * (see accompanying
   Schedules of Investments) ......   $ 530,449,420   $  60,603,481    $ 544,963,436   $ 975,045,251   $ 293,929,283  $ 591,787,494
Cash ..............................           7,372           4,474           14,693          15,732           4,840         22,046
Receivables:
   Dividends and interest .........         440,858         500,491        1,190,355       1,217,637         950,639      2,645,063
   Capital stock sold .............       2,022,507         118,431       27,387,875       1,233,209       1,047,004      1,861,960
   Investment securities sold .....            --              --               --         1,505,297            --          696,130
                                      -------------   -------------    -------------   -------------   -------------  -------------
               Total assets .......     532,920,157      61,226,877      573,556,359     979,017,126     295,931,766    597,012,693
                                      -------------   -------------    -------------   -------------   -------------  -------------
LIABILITIES:
Payables:
   Capital stock reacquired .......       1,510,608         187,397          806,526       1,501,212         145,111      1,043,906
   Distributions payable ..........            --            46,520            4,978            --              --             --
   Note payable to bank (Note 7) ..            --              --               --         1,180,000            --             --
Accrued expenses ..................         205,967          56,166          127,783         330,626         123,471        243,153
Accrued management fees ...........         313,886          27,177          236,294         529,225         185,447        345,758
Options written, at value (premiums
   received $476,158)(see accompanying
   Schedules of Investments) ......         489,975            --               --              --              --             --
Distribution and service plan
   fees (Note 3) ..................         360,075          56,461             --           655,525         174,632        375,626
                                      -------------   -------------    -------------   -------------   -------------  -------------
              Total liabilities ...       2,880,511         373,721        1,175,581       4,196,588         628,661      2,008,443
                                      -------------   -------------    -------------   -------------   -------------  -------------
NET ASSETS ........................   $ 530,039,646   $  60,853,156    $ 572,380,778   $ 974,820,538   $ 295,303,105  $ 595,004,250
                                      =============   =============    =============   =============   =============  =============

NET ASSETS CONSIST OF:
Par value of shares of capital
  stock ...........................   $     237,447   $     108,759    $   5,723,808   $     244,572   $     107,554  $     150,508
Additional paid-in capital ........     412,987,710      67,186,728      566,656,970     535,084,096     240,391,186    377,222,543
Undistributed net investment
  income (loss) ...................         368,690            --               --           (14,127)       (284,185)    (2,897,495)
Accumulated net realized gains
  (losses) from investment and
  foreign currency transactions ...      (5,409,545)     (6,333,895)            --       (16,449,631)     (1,329,544)    14,267,038
Net unrealized appreciation
  (depreciation) on investments
  and foreign currency
  transactions ....................     121,855,344        (108,436)            --       455,955,628      56,418,094    206,261,656
                                      -------------   -------------    -------------   -------------   -------------  -------------
                                      $ 530,039,646   $  60,853,156    $ 572,380,778   $ 974,820,538   $ 295,303,105  $ 595,004,250
                                      =============   =============    =============   =============   =============  =============

* Including repurchase agreements of $153,578,000 and $30,114,000 for Davis Government Money Market Fund and Davis Appreciation & Income Fund, respectively, and cost of $408,583,394, $60,711,917, $544,963,436, $519,100,593, $237,511,189,
and $385,525,033 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS SERIES, INC.
STATEMENTS OF ASSETS AND LIABILITIES - (Continued)
At December 31, 2004
================================================================================

                                                                     DAVIS
                                                      DAVIS       GOVERNMENT                        DAVIS
                                       DAVIS       GOVERNMENT        MONEY         DAVIS        APPRECIATION      DAVIS
                                    OPPORTUNITY       BOND          MARKET       FINANCIAL        & INCOME     REAL ESTATE
                                        FUND          FUND           FUND           FUND            FUND           FUND
                                        ----          ----           ----           ----            ----           ----
CLASS A SHARES
   Net assets ..................   $314,525,852   $ 19,024,753   $518,649,786   $583,386,964   $149,687,299   $313,377,654
   Shares outstanding ..........     13,556,292      3,395,351    518,649,786     14,228,456      5,442,582      7,929,475
   Net asset value and redemp-
      tion price per share (net
      assets/shares outstanding)   $      23.20   $       5.60   $       1.00   $      41.00   $      27.50   $      39.52
                                   ============   ============   ============   ============   ============   ============
   Maximum offering price per
      share (100/95.25 of net
      asset value) .............   $      24.36   $       5.88   $       1.00   $      43.04   $      28.87   $      41.49
                                   ============   ============   ============   ============   ============   ============

CLASS B SHARES
   Net assets ..................   $105,077,491   $ 34,920,696   $ 46,982,340   $276,944,896   $ 80,728,848   $125,549,741
   Shares outstanding ..........      5,113,738      6,248,913     46,982,340      7,282,536      2,963,002      3,190,057
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding) .............   $      20.55   $       5.59   $       1.00   $      38.03   $      27.25   $      39.36
                                   ============   ============   ============   ============   ============   ============

CLASS C SHARES
   Net assets ..................   $ 93,149,151   $  6,688,380   $  6,748,652   $104,508,495   $ 34,626,954   $ 86,835,373
   Shares outstanding ..........      4,348,587      1,192,855      6,748,652      2,706,215      1,253,769      2,190,912
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding) .............   $      21.42   $       5.61   $       1.00   $      38.62   $      27.62   $      39.63
                                   ============   ============   ============   ============   ============   ============

CLASS Y SHARES
   Net assets ..................   $ 17,287,152   $    219,327   $       --     $  9,980,183   $ 30,260,004   $ 69,241,482
   Shares outstanding ..........        726,093         38,830           --          239,984      1,096,018      1,740,392
   Net asset value, offering and
      redemption price per share
      (net assets/shares
      outstanding) .............   $      23.81   $       5.65   $       --     $      41.59   $      27.61   $      39.78
                                   ============   ============   ============   ============   ============   ============

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF OPERATIONS
For the year ended December 31, 2004
================================================================================

                                                                           DAVIS
                                                            DAVIS       GOVERNMENT                        DAVIS          DAVIS
                                             DAVIS       GOVERNMENT        MONEY           DAVIS      APPRECIATION        REAL
                                          OPPORTUNITY       BOND           MARKET        FINANCIAL      & INCOME         ESTATE
                                             FUND           FUND            FUND           FUND            FUND           FUND
                                             ----           ----            ----           ----            ----           ----
INVESTMENT INCOME (LOSS):
Income:
   Dividends .......................... $   6,589,024  $        --    $        --     $  10,131,291  $   4,138,081    $  14,612,882
   Interest ...........................       459,081      2,372,018      8,225,595          16,685      5,046,526          429,396
                                        -------------  -------------  -------------   -------------  -------------    -------------
               Total income* ..........     7,048,105      2,372,018      8,225,595      10,147,976      9,184,607       15,042,278
                                        -------------  -------------  -------------   -------------  -------------    -------------
Expenses:
   Management fees (Note 2) ...........     3,121,121        384,443      2,708,986       6,018,955      1,907,038        3,305,744
   Custodian fees .....................       141,511         39,593         92,536         169,848         60,217           90,569
   Transfer agent fees
        Class A .......................       395,168         74,266         75,920         622,169        103,048          566,563
        Class B .......................       178,827         93,861        126,760         531,635        112,875          178,065
        Class C .......................       128,277         22,453         27,305         198,105         38,966           95,486
        Class Y .......................         9,300            809           --            15,737          4,175           10,460
   Audit fees .........................        12,000          9,600         18,000          30,000         12,000           18,000
   Legal fees .........................         7,501          1,441         10,280          17,062          4,466            9,206
   Accounting fees (Note 2) ...........         6,504          2,496         37,500          14,496          7,500            9,504
   Reports to shareholders ............       101,518         21,519        106,266         245,684         59,015          141,556
   Directors' fees and expenses .......        42,712          9,711         56,961          91,248         24,522           46,582
   Registration and filing fees .......        74,133         53,578         93,191          84,163         73,127           75,819
   Interest expense ...................          --             --             --            38,442           --               --
   Miscellaneous ......................        10,846          3,646         11,150          13,783          7,652           17,501
   Distribution plan payments (Note 3)
        Class A .......................       636,342         46,733           --         1,074,268        188,752          544,372
        Class B .......................       986,298        461,579           --         2,859,185        751,298        1,131,290
        Class C .......................       740,413         89,600           --         1,056,708        284,600          670,944
                                        -------------  -------------  -------------   -------------  -------------    -------------
               Total expenses .........     6,592,471      1,315,328      3,364,855      13,081,488      3,639,251        6,911,661
               Expenses paid indirectly
                (Note 6) ..............          (112)           (15)           (86)            (27)          (528)            (655)
                                        -------------  -------------  -------------   -------------  -------------    -------------
               Net expenses ...........     6,592,359      1,315,313      3,364,769      13,081,461      3,638,723        6,911,006
                                        -------------  -------------  -------------   -------------  -------------    -------------
                    Net investment
                       income (loss) ..       455,746      1,056,705      4,860,826      (2,933,485)     5,545,884        8,131,272
                                        -------------  -------------  -------------   -------------  -------------    -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS:

Net realized gain (loss) from:
   Investment transactions ............    11,409,476       (811,806)          --         3,873,817      9,109,960       44,040,461
   Foreign currency transactions ......       (73,866)          --             --           (41,614)          --             (9,338)
Net change in unrealized appreciation
   (depreciation) on
   investments ........................    44,965,985       (442,417)          --       103,620,216     16,785,438       89,237,413
                                        -------------  -------------  -------------   -------------  -------------    -------------
Net realized and unrealized
   gain (loss) on investments and
   foreign currency ...................    56,301,595     (1,254,223)          --       107,452,419     25,895,398      133,268,536
                                        -------------  -------------  -------------   -------------  -------------    -------------
Net increase (decrease) in net assets
     resulting from operations ........ $  56,757,341  $    (197,518) $   4,860,826   $ 104,518,934  $  31,441,282    $ 141,399,808
                                        =============  =============  =============   =============  =============    =============
*Net of foreign taxes
   withheld as follows: ............... $     397,894           --             --     $     141,449  $       3,597    $      12,333

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004
================================================================================

                                                                           DAVIS
                                                           DAVIS         GOVERNMENT                         DAVIS          DAVIS
                                           DAVIS         GOVERNMENT        MONEY           DAVIS        APPRECIATION        REAL
                                        OPPORTUNITY         BOND           MARKET        FINANCIAL        & INCOME         ESTATE
                                           FUND             FUND            FUND            FUND            FUND            FUND
                                           ----             ----            ----            ----            ----            ----
OPERATIONS:
   Net investment income (loss) ...... $     455,746  $   1,056,705    $   4,860,826   $  (2,933,485)  $   5,545,884  $   8,131,272
   Net realized gain (loss) from
      investments and foreign
      currency transactions ..........    11,335,610       (811,806)            --         3,832,203       9,109,960     44,031,123
   Net change in unrealized
      appreciation (depreciation) on
      investments ....................    44,965,985       (442,417)            --       103,620,216      16,785,438     89,237,413
                                       -------------  -------------    -------------   -------------   -------------  -------------
   Net increase (decrease) in net
      assets resulting from operations    56,757,341       (197,518)       4,860,826     104,518,934      31,441,282    141,399,808

DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:

   Net investment income
      Class A ........................          --         (524,437)      (4,324,920)           --        (3,242,374)    (5,409,746)
      Class B ........................          --         (825,650)        (460,928)           --        (1,243,573)    (1,807,079)
      Class C ........................          --         (158,571)         (74,978)           --          (475,223)    (1,105,564)
      Class Y ........................          --           (6,543)            --              --          (760,635)    (1,592,398)

   Return of capital
      Class A ........................          --          (11,049)            --              --              --             --
      Class B ........................          --          (17,394)            --              --              --             --
      Class C ........................          --           (3,341)            --              --              --             --
      Class Y ........................          --             (138)            --              --              --             --

CAPITAL SHARE
   TRANSACTIONS:

   Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 5)
      Class A ........................    76,403,515     (5,675,919)      22,033,738     (14,714,722)     22,939,552     55,916,138
      Class B ........................    (3,375,430)   (26,549,215)     (17,969,867)    (57,150,094)      1,150,314    (14,537,597)
      Class C ........................    24,470,358     (6,073,516)      (3,114,348)    (14,994,142)      7,243,485     10,424,182
      Class Y ........................     9,163,756        (38,399)            --        (2,772,790)      1,643,607       (488,828)
                                       -------------  -------------    -------------   -------------   -------------  -------------
        Total increase (decrease)
         in net assets ...............   163,419,540    (40,081,690)         949,523      14,887,186      58,696,435    182,798,916

NET ASSETS:
   Beginning of year .................   366,620,106    100,934,846      571,431,255     959,933,352     236,606,670    412,205,334
                                       -------------  -------------    -------------   -------------   -------------  -------------
   End of year* ...................... $ 530,039,646  $  60,853,156    $ 572,380,778   $ 974,820,538   $ 295,303,105  $ 595,004,250
                                       =============  =============    =============   =============   =============  =============
      *Including undistributed
         net investment
         income (loss) of ............ $     368,690           --               --     $     (14,127)  $    (284,185) $  (2,897,495)

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2003
================================================================================

                                                                              DAVIS
                                                               DAVIS        GOVERNMENT                     DAVIS          DAVIS
                                                DAVIS        GOVERNMENT       MONEY         DAVIS       APPRECIATION       REAL
                                             OPPORTUNITY        BOND          MARKET      FINANCIAL      & INCOME         ESTATE
                                                FUND            FUND           FUND          FUND           FUND           FUND
                                                ----            ----           ----          ----           ----           ----
OPERATIONS:
   Net investment income (loss) ........... $  (2,130,159) $   2,058,944  $   3,707,643 $    (969,280) $   6,062,588  $  11,108,817
   Net realized gain (loss) from
      investments, foreign
      currency transactions and
      payments by affiliates ..............     8,004,881       (359,776)          --      (5,546,257)     7,343,322     21,058,102
   Net change in unrealized
      appreciation (depreciation) on
      investments .........................    85,955,527     (2,861,074)          --     265,021,185     34,177,842     78,032,713
                                            -------------  -------------  ------------- -------------  -------------  -------------
   Net increase (decrease) in net
      assets resulting from operations ....    91,830,249     (1,161,906)     3,707,643   258,505,648     47,583,752    110,199,632

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS
   FROM:

   Net investment income
      Class A .............................          --         (939,476)    (3,030,824)         --       (3,169,642)    (5,457,140)
      Class B .............................          --       (2,220,220)      (573,686)         --       (1,486,135)    (2,657,604)
      Class C .............................          --         (513,605)      (103,133)         --         (471,640)    (1,270,880)
      Class Y .............................          --           (9,960)          --            --         (784,321)    (1,762,206)

   Return of capital
      Class A .............................          --         (141,736)          --            --             --             --
      Class B .............................          --         (334,957)          --            --             --             --
      Class C .............................          --          (77,486)          --            --             --             --
      Class Y .............................          --           (1,503)          --            --             --             --

CAPITAL SHARE
   TRANSACTIONS:

   Net increase (decrease) in net
   assets resulting from capital
   share transactions (Note 5)
      Class A .............................    42,046,787     (3,547,884)    14,300,096   (21,859,683)    13,394,503      1,886,118
      Class B .............................     2,210,628    (33,496,548)   (33,592,355)  (50,133,161)     5,835,144     (9,420,912)
      Class C .............................     6,386,249    (11,354,937)   (10,188,560)  (15,495,779)     5,995,166      6,420,884
      Class Y .............................       420,673        (20,794)          --      (4,653,864)     1,760,374      1,188,152
                                            -------------  -------------  ------------- -------------  -------------  -------------
   Total increase (decrease)
         in net assets ....................   142,894,586    (53,821,012)   (29,480,819)  166,363,161     68,657,201     99,126,044

NET ASSETS:
   Beginning of year ......................   223,725,520    154,755,858    600,912,074   793,570,191    167,949,469    313,079,290
                                            -------------  -------------  ------------- -------------  -------------  -------------
   End of year* ........................... $ 366,620,106  $ 100,934,846  $ 571,431,255 $ 959,933,352  $ 236,606,670  $ 412,205,334
                                            =============  =============  ============= =============  =============  =============
      *Including overdistributed net
        investment income of .............. $    (127,750)          --             --            --    $    (108,264) $  (1,104,642)

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Davis Series, Inc. (the "Company") is registered under the Investment Company Act of 1940 (the "40 Act") as amended, as an open-end management investment company. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, and Davis Appreciation & Income Fund are diversified under the 40 Act. Davis Real Estate Fund is non-diversified under the 40 Act. The Company operates as a series issuing shares of common stock in the following six series (collectively "the Funds"):

DAVIS OPPORTUNITY FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and may invest in both domestic and foreign issuers.

DAVIS GOVERNMENT BOND FUND seeks to achieve current income. It invests in debt securities which are obligations of, or which are guaranteed by, the U.S. Government, its agencies or instrumentalities. Effective May 1, 2004, Davis Government Bond Fund changed its distribution of income method from monthly distribution to daily distribution.

DAVIS GOVERNMENT MONEY MARKET FUND seeks to achieve as high a level of current income as is consistent with the principle of preservation of capital and maintenance of liquidity. It invests in debt securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements involving such securities. There is no assurance that the Fund will be able to maintain a stable net asset value of $1.00 per share.

DAVIS FINANCIAL FUND seeks to achieve growth of capital. It invests primarily in common stocks and other equity securities, and will concentrate investments in companies principally engaged in the banking and financial services industries.

DAVIS APPRECIATION & INCOME FUND seeks to achieve total return. Under normal circumstances, the Fund invests in a diversified portfolio of convertible securities, common and preferred stock, and fixed income securities. It may invest in lower rated bonds commonly known as "junk bonds".

DAVIS REAL ESTATE FUND seeks to achieve total return through a combination of growth and income. It invests primarily in securities of companies principally engaged in or related to the real estate industry or which own significant real estate assets or which primarily invest in real estate financial instruments.

     Because of the risk inherent in any investment program, the Company cannot ensure that the investment objective of any of its series will be achieved.

     The Company accounts separately for the assets, liabilities and operations of each series. Each series offers shares in four classes, Class A, Class B, Class C, and Class Y. The Class A shares are sold with a front-end sales charge, except for shares of the Davis Government Money Market Fund which are sold at net asset value. Class B and C shares are sold at net asset value and may be subject to a contingent deferred sales charge upon redemption. Class Y shares are sold at net asset value and are not subject to any contingent deferred sales charge. Class Y shares are only available to certain qualified investors. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each Class' distribution arrangement), liquidation, and distributions. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

A. VALUATION OF SECURITIES - Portfolio securities listed on national securities exchanges are valued at the last reported sales price on the day of valuation. Securities traded in the over the counter market and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by a significant event occurring after the close of their primary markets, are valued at fair value as determined in good faith by the Board of Directors. Short-term obligations are valued at amortized cost, which approximates fair value. The valuation procedures are reviewed and subject to approval by the Board of Directors.

B. MASTER REPURCHASE AGREEMENTS - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

C. CURRENCY TRANSLATION - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

D. FOREIGN CURRENCY - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract.

     Reported net realized foreign exchange gains or losses arise from sales and maturities of investments, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sale of investments together with market gains and losses on such investments in the statement of operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

E. FEDERAL INCOME TAXES - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. At December 31, 2004, Davis Government Bond Fund had approximately $84,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At December 31, 2004, Davis Financial Fund had approximately $3,458,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. Additionally, Davis Financial Fund had $14,000 of post October 2004 foreign currency losses which were deferred. At December 31, 2004, Davis Appreciation & Income Fund had approximately $59,000 of post October 2004 losses available to offset future capital gains if any, which expire in 2013. At December 31, 2004, each Fund had available for federal income tax purposes unused capital loss carryforwards as follows:


                                   DAVIS                           DAVIS
                  DAVIS         GOVERNMENT        DAVIS        APPRECIATION
               OPPORTUNITY         BOND         FINANCIAL        & INCOME
                  FUND             FUND           FUND             FUND
                  ----             ----           ----             ----
 EXPIRING
 --------
12/31/2007     $      --       $ 1,973,000     $      --       $      --
12/31/2008            --           906,000            --              --
12/31/2009            --              --              --              --
12/31/2010       3,342,000            --              --         1,482,000
12/31/2011            --         2,128,000      12,994,000            --
12/31/2012            --         1,243,000            --              --
               -----------     -----------     -----------     -----------
   TOTAL       $ 3,342,000     $ 6,250,000     $12,994,000     $ 1,482,000

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

G. SECURITIES TRANSACTIONS AND RELATED INVESTMENT INCOME - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) of investments may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, the tax deferral of losses on "wash sale" transactions, tax treatment of paydowns on fixed income securities and net operating losses. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended December 31, 2004, for Davis Opportunity Fund, amounts have been reclassified to reflect a decrease in undistributed net investment income of $73,866, and a corresponding decrease in accumulated net realized loss; for Davis Government Bond Fund, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $490,418, an increase in accumulated net realized loss of $458,496 and a decrease in additional paid in capital of $31,922; for Davis Financial Fund, amounts have been reclassified to reflect a decrease in undistributed net investment loss of $2,919,358, a decrease in accumulated net realized loss of $41,614, and a decrease in additional paid in capital of $2,960,972; for Davis Real Estate Fund, amounts have been reclassified to reflect an increase in undistributed net investment loss of $9,338 and a corresponding increase in accumulated net realized gain.

The tax character of distributions paid during the years ended December 31, 2004 and 2003, was as follows:

                                        Ordinary       Return of
                                         Income         Capital        Total
                                         ------         -------        -----
Davis Government Bond Fund
     2004                             $   1,515,201   $    31,922   $ 1,547,123
     2003                                 3,683,261       555,682     4,238,943

Davis Government Money
   Market Fund
     2004                                 4,860,826        -          4,860,826
     2003                                 3,707,643        -          3,707,643

Davis Appreciation & Income Fund
     2004                                 5,721,805        -          5,721,805
     2003                                 5,911,738        -          5,911,738

Davis Real Estate Fund
     2004                                 9,914,787        -          9,914,787
     2003                                11,147,830        -         11,147,830

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - (CONTINUED)

As of December 31, 2004 the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                                           DAVIS                           DAVIS            DAVIS
                                         DAVIS          GOVERNMENT         DAVIS        APPRECIATION         REAL
                                      OPPORTUNITY          BOND          FINANCIAL       & INCOME           ESTATE
                                          FUND             FUND            FUND             FUND             FUND
                                          ----             ----            ----             ----             ----
Undistributed net investment
   income .......................   $     368,690    $        --      $        --      $       8,799    $   3,393,069
Accumulated net realized
   (losses) from investments and
   foreign currency transactions       (3,342,079)      (6,333,895)     (16,466,312)      (1,541,102)            --
Undistributed long term capital
    gain ........................            --               --               --               --         10,722,947
Net unrealized appreciation
    (depreciation) on investments     119,787,878         (108,436)     455,958,182       56,336,668      203,515,183
                                    -------------    -------------    -------------    -------------    -------------
   Total ........................   $ 116,814,489    $  (6,442,331)   $ 439,491,870    $  54,804,365    $ 217,631,199
                                    =============    =============    =============    =============    =============

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATE

     Advisory fees are paid monthly to Davis Advisors, the Funds' investment adviser (the "Adviser"). The fee for the Davis Government Money Market Fund is 0.50% of the first $250 million of average net assets, 0.45% of the next $250 million of average net assets, and 0.40% of average net assets in excess of $500 million. The fee for the Davis Government Bond Fund is 0.50% of average net assets. Effective February 1, 2005, the fee for the Davis Government Bond Fund is 0.30% of average net assets. The fee for each of the Davis Opportunity Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund is 0.75% of the average net assets for the first $250 million, 0.65% of the average net assets on the next $250 million, and 0.55% of the average net assets in excess of $500 million. Advisory fees paid during the year ended December 31, 2004, approximated 0.71%, 0.50%, 0.46%, 0.63%, 0.75%, and 0.70% of average net assets for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

     The Adviser was paid for registering fund shares for sale in various states. The fee for the four months ended April 30, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, amounted to $3,332 for each fund. Effective May 1, 2004, the Adviser is no longer being paid for registering fund shares; the Funds are paying an independent third party to provide these services. State Street Bank & Trust Company ("State Street Bank") is the Funds' primary transfer agent. The Adviser is also paid for certain transfer agent services. The fee for these services for the year ended December 31, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $53,804, $11,657, $20,456, $126,628, $23,200, and $78,649, respectively. State
Street Bank is the Funds' primary accounting provider. Fees for such services are included in the custodian fee as State Street Bank also serves as the Funds' custodian. The Adviser is also paid for certain accounting services. The fee for the year ended December 31, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $6,504, $2,496, $37,500, $14,496, $7,500, and $9,504, respectively. Certain directors and officers of the Funds are also directors and officers of the general partner of the Adviser.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================

NOTE 2 - INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATE - (CONTINUED)

     Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES

     CLASS A SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class A shares of the Funds are sold at net asset value plus a sales charge and are redeemed at net asset value.

     During the year ended December 31, 2004, Davis Distributors, LLC, the Funds' Underwriter (the "Underwriter" or "Distributor") received $788,110, $26,856, $431,279, $383,432, and $634,609 from commissions earned on sales of
Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, of which $123,678, $4,115, $62,791, $59,140, and $110,416 was retained by the Underwriter and the remaining $664,432, $22,741, $368,488, $324,292, and $524,193 was re-allowed to investment dealers. The Underwriter paid the costs of prospectuses in excess of those required to be filed as part of the Funds' registration statement, sales literature, and other expenses assumed or incurred by it in connection with such sales.

     The Underwriter is reimbursed for amounts paid to dealers as a service fee or commissions with respect to Class A shares sold by dealers which remain outstanding during the period. The service fee is paid at the annual rate up to 1/4 of 1% of the average net assets maintained by the responsible dealers. The Underwriter is not reimbursed for accounts in which the Underwriter pays no service fees to other firms. The service fee for Class A shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund for the year ended December 31, 2004 was $636,342, $46,733, $1,074,268, $188,752, and $544,372,
respectively.

     CLASS B SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class B shares of the Funds are sold at net asset value and are redeemed at net asset value. A contingent deferred sales charge may be assessed on shares redeemed within six years of purchase.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

     Each of the Class B shares of the Funds (other than Davis Government Money Market Fund) pay a distribution fee to reimburse the Distributor for commission advances on the sale of each Fund's Class B shares. Payments under the Class B Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class B shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class B Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. The NASD rules also limit the aggregate amount the Funds may pay for distribution to 6.25% of gross Funds sales since inception of the Distribution Plans plus interest at 1% over the prime rate on unpaid amounts. The Distributor intends to seek full payment (plus interest at prime rate plus 1%) of distribution charges that exceed the 1% annual limit in some future period or periods when the plan limits have not been reached.

     During the year ended December 31, 2004, Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution plan payments which included distribution fees of $741,586, $346,602, $2,149,488, $564,120, and $850,404, respectively and service fees of $244,712, $114,977,
$709,697, $187,178, and $280,886, respectively.

     Commission advances by the Distributor during the year ended December 31, 2004 on the sale of Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund amounted to $343,208, $15,329, $256,194, $185,982, and $254,409, respectively, all of which was reallowed to qualified selling dealers.

     The Distributor intends to seek payment from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund in the amounts of $2,689,022, $4,838,946, $24,759,795, $7,145,626, and $13,762,357, respectively, representing the cumulative commission advances by the Distributor on the sale of the Funds' Class B shares, plus interest, reduced by cumulative distribution fees paid by the Funds and cumulative contingent deferred sales charges paid by redeeming shareholders. The Funds have no contractual obligation to pay any such distribution charges and the amounts, if any, timing and condition of such payments are solely within the discretion of the Directors who are not interested persons of the Funds or the Distributor.

     A contingent deferred sales charge is imposed upon redemption of certain Class B shares of the Funds within six years of the original purchase. The charge is a declining percentage starting at 4% of the lesser of net asset value of the shares redeemed or the total cost of such shares. During the year ended December 31, 2004, the Distributor received contingent deferred sales charges from Class B shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund of $112,131, $166,474, $393,621, $77,214, and $107,403, respectively.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 3 - DISTRIBUTION AND UNDERWRITING FEES - (CONTINUED)

     CLASS C SHARES OF THE DAVIS OPPORTUNITY FUND, DAVIS GOVERNMENT BOND FUND, DAVIS FINANCIAL FUND, DAVIS APPRECIATION & INCOME FUND, AND DAVIS REAL ESTATE FUND

     Class C shares of the Funds are sold at net asset value and are redeemed at net asset value less a contingent deferred sales charge of 1% if redeemed within one year of purchase. Payments under the Class C Distribution Plan are limited to an annual rate of equal to the lesser of 1.25% of the average daily net asset value of the Class C shares or the maximum amount provided by applicable rule or regulation of the National Association of Securities Dealers, Inc., ("NASD"), which currently is 1.00%. Therefore, the effective rate of the Class C Distribution Plan is currently 1%, of which 0.75% may be used to pay distribution expenses and 0.25% may be used to pay shareholder service fees. Class C shares are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan.

     During the year ended December 31, 2004, Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund made distribution fees of $555,310, $67,200, $792,531, $213,450, and $503,208, respectively and service fees of $185,103, $22,400, $264,177, $71,150, and $167,736. During the year ended December 31, 2004, the Distributor received $10,017, $1,032, $5,788, $3,143, and $7,898 in contingent deferred sales charges from Class C shares of the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively.

DAVIS GOVERNMENT MONEY MARKET FUND

     All classes of shares of the Davis Government Money Market Fund are sold to investors at net asset value. The shareholders of the Davis Government Money Market Fund have adopted a Distribution expense plan in accordance with Rule 12b-1, which does not provide for any amounts to be paid directly to the Distributor as either compensation or reimbursement for distributing shares of the Fund, but does authorize the use of the advisory fee to the extent such fee may be considered to be indirectly financing any activity or expense which is primarily intended to result in the sale of Fund shares.

NOTE 4 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of investment securities (excluding short-term securities) during the year ended December 31, 2004 for the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund were as follows:

                                                     DAVIS                                   DAVIS
                                DAVIS             GOVERNMENT           DAVIS             APPRECIATION             DAVIS
                             OPPORTUNITY             BOND            FINANCIAL             & INCOME            REAL ESTATE
                                FUND                 FUND              FUND                  FUND                 FUND
                                ----                 ----              ----                  ----                 ----
Cost of purchases.......... $  186,162,869      $  119,062,819    $     -              $   68,955,757       $  151,219,239
Proceeds of sales.......... $   90,945,555      $  142,702,831    $   99,541,734       $   50,555,154       $  139,676,704

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 5 - CAPITAL STOCK

     At December 31, 2004, there were 10 billion shares of capital stock ($0.01 par value per share) authorized of which 550 million shares each are designated to the Davis Opportunity Fund, Davis Government Bond Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund and 4.1 billion shares are designated to the Davis Government Money Market Fund. Transactions in capital stock were as follows:

                                                                              YEAR ENDED
CLASS A                                                                    DECEMBER 31, 2004
                               -----------------------------------------------------------------------------------------------------
                                                                        DAVIS
                                                        DAVIS        GOVERNMENT                          DAVIS              DAVIS
                                     DAVIS           GOVERNMENT         MONEY           DAVIS         APPRECIATION          REAL
                                  OPPORTUNITY           BOND            MARKET        FINANCIAL        & INCOME            ESTATE
                                     FUND               FUND             FUND            FUND             FUND              FUND
                                     ----               ----             ----            ----             ----              ----
Shares sold ..................       5,947,705          818,851      477,407,253        2,360,132        1,473,357        3,375,894
Shares issued in reinvestment
      of distributions .......            --             78,776        4,284,733             --            114,054          145,405
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                     5,947,705          897,627      481,691,986        2,360,132        1,587,411        3,521,299
Shares redeemed ..............      (2,355,653)      (1,897,961)    (459,658,248)      (2,767,530)        (714,743)      (1,875,358)
                                 -------------    -------------    -------------    -------------    -------------    -------------
      Net increase (decrease)        3,592,052       (1,000,334)      22,033,738         (407,398)         872,668        1,645,941
                                 =============    =============    =============    =============    =============    =============

Proceeds from shares sold ....   $ 125,781,889    $   4,632,306    $ 477,407,253    $  90,445,659    $  38,248,105    $ 111,968,065
Proceeds from shares issued in
      reinvestment of
      distributions ..........            --            446,234        4,284,733             --          2,961,362        5,075,111
                                 -------------    -------------    -------------    -------------    -------------    -------------
                                   125,781,889        5,078,540      481,691,986       90,445,659       41,209,467      117,043,176
Cost of shares redeemed ......     (49,378,374)     (10,754,459)    (459,658,248)    (105,160,381)     (18,269,915)     (61,127,038)
                                 -------------    -------------    -------------    -------------    -------------    -------------
      Net increase (decrease)    $  76,403,515    $  (5,675,919)   $  22,033,738    $ (14,714,722)   $  22,939,552    $  55,916,138
                                 =============    =============    =============    =============    =============    =============

                                                                              YEAR ENDED
CLASS A                                                                    DECEMBER 31, 2003
                                   -------------------------------------------------------------------------------------------------
                                                                       DAVIS
                                                        DAVIS        GOVERNMENT                            DAVIS           DAVIS
                                         DAVIS        GOVERNMENT        MONEY             DAVIS        APPRECIATION        REAL
                                      OPPORTUNITY        BOND          MARKET           FINANCIAL        & INCOME         ESTATE
                                          FUND           FUND           FUND              FUND             FUND            FUND
                                          ----           ----           ----              ----             ----            ----
Shares sold .......................     4,954,618      9,996,883     519,434,950        2,484,507        1,378,485        2,466,915
Shares issued in reinvestment
      of distributions ............          --          132,740       2,990,250             --            127,565          178,709
                                    -------------  -------------   -------------    -------------    -------------    -------------
                                        4,954,618     10,129,623     522,425,200        2,484,507        1,506,050        2,645,624
Shares redeemed ...................    (2,675,699)   (10,781,905)   (508,125,104)      (3,405,244)        (913,230)      (2,661,791)
                                    -------------  -------------   -------------    -------------    -------------    -------------
      Net increase (decrease) .....     2,278,919       (652,282)     14,300,096         (920,737)         592,820          (16,167)
                                    =============  =============   =============    =============    =============    =============

Proceeds from shares sold ......... $  86,346,216  $  58,943,763   $ 519,434,950    $  75,412,015    $  30,830,287    $  63,324,169
Proceeds from shares issued in
      reinvestment of distributions          --          773,343       2,990,250             --          2,897,612        4,869,857
                                    -------------  -------------   -------------    -------------    -------------    -------------
                                       86,346,216     59,717,106     522,425,200       75,412,015       33,727,899       68,194,026
Cost of shares redeemed ...........   (44,299,429)   (63,264,990)   (508,125,104)     (97,271,698)     (20,333,396)     (66,307,908)
                                    -------------  -------------   -------------    -------------    -------------    -------------
      Net increase (decrease) ..... $  42,046,787  $  (3,547,884)  $  14,300,096    $ (21,859,683)   $  13,394,503    $   1,886,118
                                    =============  =============   =============    =============    =============    =============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                          YEAR ENDED
CLASS B                                                                DECEMBER 31, 2004
                              -------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                          DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET          FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND             FUND            FUND             FUND
                                      ----            ----           ----             ----            ----             ----
Shares sold ..................      1,009,859         927,957      27,958,920         277,785         666,371         575,068
Shares issued in reinvestment
      of distributions .......           --           113,715         407,051            --            40,276          45,100
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                    1,009,859       1,041,672      28,365,971         277,785         706,647         620,168
Shares redeemed ..............     (1,195,009)     (5,746,211)    (46,335,838)     (1,894,047)       (663,569)     (1,082,733)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)        (185,150)     (4,704,539)    (17,969,867)     (1,616,262)         43,078        (462,565)
                                 ============    ============    ============    ============    ============    ============

Proceeds from shares sold ....   $ 19,064,666    $  5,255,340    $ 27,958,920    $  9,892,462    $ 16,953,880    $ 19,044,307
Proceeds from shares issued in
      reinvestment of
      distributions ..........           --           643,702         407,051            --         1,030,797       1,549,373
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                   19,064,666       5,899,042      28,365,971       9,892,462      17,984,677      20,593,680
Cost of shares redeemed ......    (22,440,096)    (32,448,257)    (46,335,838)    (67,042,556)    (16,834,363)    (35,131,277)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)    $ (3,375,430)   $(26,549,215)   $(17,969,867)   $(57,150,094)   $  1,150,314    $(14,537,597)
                                 ============    ============    ============    ============    ============    ============


                                                                          YEAR ENDED
CLASS B                                                                DECEMBER 31, 2003
                              -------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                          DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET          FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND             FUND            FUND             FUND
                                      ----            ----           ----             ----            ----             ----
Shares sold ..................      1,356,607       6,426,980      45,224,573         451,113         986,402         525,064
Shares issued in reinvestment
      of distributions .......           --           239,101         486,402            --            48,408          73,974
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                    1,356,607       6,666,081      45,710,975         451,113       1,034,810         599,038
Shares redeemed ..............     (1,328,645)    (12,549,716)    (79,303,330)     (2,285,867)       (764,610)       (986,214)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)          27,962      (5,883,635)    (33,592,355)     (1,834,754)        270,200        (387,176)
                                 ============    ============    ============    ============    ============    ============

Proceeds from shares sold ....   $ 21,565,209    $ 37,686,655    $ 45,224,573    $ 12,945,811    $ 21,756,916    $ 13,616,553
Proceeds from shares issued in
      reinvestment of
      distributions ..........           --         1,392,057         486,402            --         1,085,865       2,014,742
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                   21,565,209      39,078,712      45,710,975      12,945,811      22,842,781      15,631,295
Cost of shares redeemed ......    (19,354,581)    (72,575,260)    (79,303,330)    (63,078,972)    (17,007,637)    (25,052,207)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)    $  2,210,628    $(33,496,548)   $(33,592,355)   $(50,133,161)   $  5,835,144    $ (9,420,912)
                                 ============    ============    ============    ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)

                                                                          YEAR ENDED
CLASS C                                                                DECEMBER 31, 2004
                              -------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                          DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET          FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND             FUND            FUND             FUND
                                      ----            ----           ----             ----            ----             ----
Shares sold ..................      1,669,316         230,729       7,513,060         329,707         494,527         643,004
Shares issued in reinvestment
      of distributions .......           --            22,254          63,889            --            15,533          27,792
                                 ------------      ----------       ---------    ------------    ------------    ------------
                                    1,669,316         252,983       7,576,949         329,707         510,060         670,796
Shares redeemed ..............       (427,329)     (1,321,274)    (10,691,297)       (747,263)       (235,154)       (375,566)
                                 ------------      ----------       ---------    ------------    ------------    ------------
      Net increase (decrease)       1,241,987      (1,068,291)     (3,114,348)       (417,556)        274,906         295,230
                                 ============    ============    ============    ============    ============    ============
Proceeds from shares sold ....   $ 32,862,166      $1,309,046       7,513,060    $ 11,933,190    $ 12,843,318    $ 21,689,773

Proceeds from shares issued in
      reinvestment of
      distributions ..........           --           126,445          63,889            --           403,412         965,967
                                 ------------      ----------       ---------    ------------    ------------    ------------
                                   32,862,166       1,435,491       7,576,949      11,933,190      13,246,730      22,655,740
Cost of shares redeemed ......     (8,391,808)     (7,509,007)    (10,691,297)    (26,927,332)     (6,003,245)    (12,231,558)
                                 ------------      ----------       ---------    ------------    ------------    ------------
      Net increase (decrease)    $ 24,470,358    $ (6,073,516)   $ (3,114,348)   $(14,994,142)   $  7,243,485    $ 10,424,182
                                 ============    ============    ============    ============    ============    ============

                                                                          YEAR ENDED
CLASS C                                                                DECEMBER 31, 2003
                              -------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                          DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET          FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND             FUND            FUND             FUND
                                      ----            ----           ----             ----            ----             ----
Shares sold ..................      1,044,882       1,649,214       9,805,728         303,972         499,522         493,411
Shares issued in reinvestment
      of distributions .......           --            53,825          88,618            --            16,135          36,722
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                    1,044,882       1,703,039       9,894,346         303,972         515,657         530,133
Shares redeemed ..............       (785,927)     (3,677,697)    (20,082,906)       (872,509)       (243,978)       (308,970)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)         258,955      (1,974,658)    (10,188,560)       (568,537)        271,679         221,163
                                 ============    ============    ============    ============    ============    ============
Proceeds from shares sold ....   $ 17,592,637    $  9,718,155    $  9,805,728    $  8,867,699    $ 11,106,340    $ 13,255,067
Proceeds from shares issued in
      reinvestment of
      distributions ..........           --           314,843          88,618            --           367,906       1,013,127
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                   17,592,637      10,032,998       9,894,346       8,867,699      11,474,246      14,268,194
Cost of shares redeemed ......    (11,206,388)    (21,387,935)    (20,082,906)    (24,363,478)     (5,479,080)     (7,847,310)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)    $  6,386,249    $(11,354,937)   $(10,188,560)   $(15,495,779)   $  5,995,166    $  6,420,884
                                 ============    ============    ============    ============    ============    ============

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 5 - CAPITAL STOCK - (CONTINUED)


                                                                          YEAR ENDED
CLASS Y                                                                DECEMBER 31, 2004
                              -------------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                          DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY            DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET          FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND             FUND            FUND             FUND
                                      ----            ----           ----             ----            ----             ----
Shares sold ..................        689,645          13,490            --           31,662          59,811          54,043
Shares issued in reinvestment
      of distributions .......           --               802            --             --            28,568          44,657
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                      689,645          14,292            --           31,662          88,379          98,700
Shares redeemed ..............       (277,719)        (21,044)           --         (103,910)        (26,322)       (119,648)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)         411,926          (6,752)           --          (72,248)         62,057         (20,948)
                                 ============    ============    ============    ============    ============    ============
Proceeds from shares sold ....   $ 15,130,205    $     77,500    $       --     $  1,232,991    $  1,582,464    $  1,868,363
Proceeds from shares issued in
      reinvestment of
      distributions ..........           --             4,566            --             --           744,839       1,563,965
                                 ------------    ------------    ------------    ------------    ------------    ------------
                                   15,130,205          82,066            --        1,232,991       2,327,303       3,432,328
Cost of shares redeemed ......     (5,966,449)       (120,465)           --       (4,005,781)       (683,696)     (3,921,156)
                                 ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease)    $  9,163,756    $    (38,399)   $       --     $ (2,772,790)   $  1,643,607    $   (488,828)
                                 ============    ============    ============    ============    ============    ============

                                                                       YEAR ENDED
CLASS Y                                                            DECEMBER 31, 2003
                              -------------------------------------------------------------------------------------------
                                                                     DAVIS
                                                     DAVIS        GOVERNMENT                      DAVIS           DAVIS
                                      DAVIS        GOVERNMENT        MONEY        DAVIS       APPRECIATION         REAL
                                  OPPORTUNITY         BOND          MARKET      FINANCIAL       & INCOME          ESTATE
                                      FUND            FUND           FUND         FUND            FUND             FUND
                                      ----            ----           ----         ----            ----             ----
Shares sold ..................        48,809         50,338            528         22,339        102,941        146,533
Shares issued in reinvestment
      of distributions .......          --              108           --             --           33,628         61,603
                                 -----------    -----------    -----------    -----------    -----------    -----------
                                      48,809         50,446            528         22,339        136,569        208,136
Shares redeemed ..............       (28,729)       (54,435)          (528)      (181,435)       (56,719)      (167,248)
                                 -----------    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease)         20,080         (3,989)          --         (159,096)        79,850         40,888
                                 ===========    ===========    ===========    ===========    ===========    ===========
Proceeds from shares sold ....   $   882,580    $   298,867    $       528    $   708,252    $ 2,257,509    $ 4,121,491
Proceeds from shares issued in
      reinvestment of
      distributions ..........          --              635           --             --          766,647      1,687,290
                                 -----------    -----------    -----------    -----------    -----------    -----------
                                     882,580        299,502            528        708,252      3,024,156      5,808,781
Cost of shares redeemed ......      (461,907)      (320,296)          (528)    (5,362,116)    (1,263,782)    (4,620,629)
                                 -----------    -----------    -----------    -----------    -----------    -----------
      Net increase (decrease)    $   420,673    $   (20,794)   $      --      $(4,653,864)   $ 1,760,374    $ 1,188,152
                                 ===========    ===========    ===========    ===========    ===========    ===========

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 6 - EXPENSES PAID INDIRECTLY

     Under an agreement with the custodian bank, custody fees are reduced by credits for cash balances. Such reductions amounted to $112, $15, $86, $27, $528, and $655 for Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund, respectively, during the year ended December 31, 2004.

NOTE 7 - BANK BORROWINGS

     Each Fund may borrow up to 5% of its assets from a bank to purchase portfolio securities, or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. Each Fund has entered into an agreement, which enables it to participate with certain other funds managed by the Adviser in an unsecured line of credit with a bank, which permits borrowings up to $50 million, collectively. Interest is charged based on its borrowings, at a rate equal to the overnight Federal Funds Rate plus 0.75%. At December 31, 2004, Davis Financial Fund had borrowings outstanding of $1,180,000, the interest rate was 3.00%. For the year ended December 31, 2004, the average daily loan balance was $2,027,429 at an average interest rate of 2.2213%. Davis Financial Fund had gross borrowings and gross repayments of $56,724,000 and $60,769,000, respectively, during the year ended December 31, 2004. The maximum amount of borrowings outstanding at any month end was $16,667,000. Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund had no borrowings outstanding for the year ended December 31, 2004.

NOTE 8 - OPTION ACTIVITY

     Each Fund may purchase or sell options (including "put options") to pursue its investment objective or for hedging purposes. When selling a put option, the purchaser receives the right to sell, and the writer (the Fund) the obligation to buy, the underlying investment at the exercise price during the option period.

     When writing a put option on a security, to secure its obligation to pay for the underlying security, each Fund will deposit, in escrow, liquid assets with a value equal to or greater than the exercise price of the underlying securities. Each Fund therefore, foregoes the opportunity of investing the segregated assets. The premium each Fund receives from writing a put option represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, each Fund also assumes the obligation, during the option period, to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. See the Statement of Additional Information for more information concerning the Funds' use of options.

     Options are valued daily based upon the Funds' valuation procedures (Note
1) and unrealized appreciation or depreciation is recorded. Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are reported in the Statement of Operations.

DAVIS SERIES, INC.
NOTES TO FINANCIAL STATEMENTS - (CONTINUED)
December 31, 2004
================================================================================
NOTE 8 - OPTION ACTIVITY - (CONTINUED)

Written put option activity for the year ended December 31, 2004 was as follows:

                                                     DAVIS OPPORTUNITY FUND
                                                     ----------------------
                                                   Number of       Amount of
                                                   Contracts        Premiums
                                                   ---------        --------
Options outstanding as of December 31, 2003           --                 --
     Options written ......................           235           $476,158
     Options closed or expired ............           --                 --
     Options exercised ....................           --                 --
                                                   ---------        --------
Options outstanding as of December 31, 2004           235           $476,158
                                                   =========        ========

NOTE 9 - ILLIQUID SECURITIES

Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities in Davis Appreciation & Income Fund amounted to $13,423,000 or 4.55% of the Fund's net assets, as of December 31, 2004.

                                                                                                   Valuation per Unit as of
                                                             Acquisition                 Cost per        December 31,
Fund            Security                                       Date         Principal      Unit             2004
----            --------                                       ----         ---------      ----             ----
Davis           Lehman Brothers Holdings Inc., Conv. Notes,
Appreciation    (Convertible into Devon Energy Corp.),
& Income Fund   0.25%, 08/23/11                               8/16/04       12,400,000    $ 100.00        $  108.25

NOTE 10 - PAYMENTS BY AFFILIATES

     The Adviser reimbursed each fund for commissions paid to certain broker dealers which received brokerage which was directed for sale of fund shares from January 1, 2000 to July 31, 2003. The amount paid to the Davis Financial Fund in 2003 was $53,899.

NOTE 11 - LITIGATION MATTERS

     On June 2, 2004, a proposed class action lawsuit was filed in the United States District Court for the Southern District of New York on behalf of investors in certain mutual funds ("Funds") managed by Davis Selected Advisers L.P. ("Davis Advisors") including the Davis Funds. The plaintiffs claim that Davis Advisors and its affiliates, and the individual directors of the Funds (collectively the "Defendants") used Fund assets to pay brokers to market the Funds and that the Defendants disguised such payments as brokerage commissions and further failed to disclose such payments in public filings or elsewhere. The lawsuit seeks damages of unspecified amounts. Three substantially identical proposed class action lawsuits were filed against the Defendants later in June and July 2004 in the United States Court for the Southern District of New York. All four suits have been consolidated into a single action. Davis Advisors believes the actions are without merit and the Defendants intend to vigorously defend the proceedings. Although no determination can be made at this time, the Funds do not expect this lawsuit to have a material adverse effect on the assets or results of the Funds.

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                                           YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------------------
                                                      2004           2003            2002            2001          2000(3)
                                                      ----           ----            ----            ----          -------
Net Asset Value, Beginning of Period ...........   $    20.47    $     14.53     $     16.81     $     18.60    $     22.17
                                                   ----------    -----------     -----------     -----------    -----------
Income  (Loss) From Investment  Operations
   Net Investment Income (Loss) ................         0.08          (0.07)          (0.07)          (0.07)         (0.11)
   Net Realized and Unrealized Gains (Losses) ..         2.65           6.01           (2.21)          (1.44)          2.22
                                                   ----------    -----------     -----------     -----------    -----------
         Total From Investment Operations ......         2.73           5.94           (2.28)          (1.51)          2.11
                                                   ----------    -----------     -----------     -----------    -----------
Dividends and Distributions
   Distributions from Realized Gains ...........        --             --              --              (0.27)         (5.68)
   Distributions in Excess of Net Realized Gains        --             --              --              (0.01)         --
                                                   ----------    -----------     -----------     -----------    -----------
         Total Dividends and Distributions .....        --             --              --              (0.28)         (5.68)
                                                   ----------    -----------     -----------     -----------    -----------
Net Asset Value, End of Period .................   $    23.20    $     20.47     $     14.53     $     16.81    $     18.60
                                                   ==========    ===========     ===========     ===========    ===========

Total Return(1).................................        13.34%         40.88%         (13.56)%         (8.06)%        11.49%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ....   $  314,526    $   204,015     $   111,685     $   101,057    $    83,607
   Ratio of Expenses to Average Net Assets .....         1.20%          1.30%           1.31%           1.23%          1.19%

   Ratio of Net Investment Income (Loss) to
      Average Net Assets .......................         0.39%         (0.47)%         (0.49)%         (0.50)%        (0.59)%
   Portfolio Turnover Rate(2) ..................        22.22%         42.34%          42.74%          40.96%         60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.

SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                                            YEAR ENDED DECEMBER 31,
                                                  -------------------------------------------------------------------------
                                                      2004            2003          2002            2001          2000(3)
                                                      ----            ----          ----            ----          -------
Net Asset Value, Beginning of Period ...........   $     18.28    $     13.07    $     15.24    $     17.05    $     20.95
                                                   -----------    -----------    -----------    -----------    -----------
Income  (Loss) From Investment  Operations
   Net Investment Loss .........................         (0.08)         (0.19)         (0.17)         (0.18)         (0.23)
   Net Realized and Unrealized Gains (Losses) ..          2.35           5.40          (2.00)         (1.35)          2.01
                                                   -----------    -----------    -----------    -----------    -----------
         Total From Investment Operations ......          2.27           5.21          (2.17)         (1.53)          1.78
                                                   -----------    -----------    -----------    -----------    -----------
Dividends and Distributions
   Distributions from Realized Gains ...........       --             --             --               (0.27)         (5.68)
   Distributions in Excess of Net Realized Gains       --             --             --               (0.01)       --
                                                   -----------    -----------    -----------    -----------    -----------
         Total Dividends and Distributions .....       --             --             --               (0.28)         (5.68)
                                                   -----------    -----------    -----------    -----------    -----------
Net Asset Value, End of Period .................   $     20.55    $     18.28    $     13.07    $     15.24    $     17.05
                                                   ===========    ===========    ===========    ===========    ===========

Total Return(1)                                          12.42%         39.86%        (14.24)%        (8.92)%        10.57%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ....   $   105,077    $    96,854    $    68,895    $    69,903    $    66,271
   Ratio of Expenses to Average Net Assets .....          1.97%          2.06%          2.09%          2.06%          2.08%
   Ratio of Net Investment Loss to Average
      Net Assets ...............................         (0.38)%        (1.23)%        (1.27)%        (1.33)%        (1.48)%
   Portfolio Turnover Rate(2) ..................         22.22%         42.34%         42.74%         40.96%         60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                                          YEAR ENDED DECEMBER 31,
                                                  ----------------------------------------------------------------------
                                                      2004           2003         2002          2001           2000(3)
                                                      ----           ----         ----          ----           -------
Net Asset Value, Beginning of Period ...........   $   19.05      $   13.62    $   15.89      $   17.76      $    21.62
                                                   ---------      ---------    ---------      ---------      ----------
Income  (Loss) From Investment  Operations
   Net Investment Loss .........................       (0.06)         (0.17)       (0.16)         (0.13)          (0.17)
   Net Realized and Unrealized Gains (Losses) ..        2.43           5.60        (2.11)         (1.46)           1.99
                                                   ---------      ---------    ---------      ---------      ----------
         Total From Investment Operations ......        2.37           5.43        (2.27)         (1.59)           1.82
                                                   ---------      ---------    ---------      ---------      ----------
Dividends and Distributions
   Distributions from Realized Gains ...........       --             --           --             (0.27)          (5.68)
   Distributions in Excess of Net Realized Gains       --             --           --             (0.01)           --
                                                   ---------      ---------    ---------      ---------      ----------
         Total Dividends and Distributions .....       --             --           --             (0.28)          (5.68)
                                                   ---------      ---------    ---------      ---------      ----------
Net Asset Value, End of Period .................   $   21.42      $   19.05    $   13.62      $   15.89      $    17.76
                                                   =========      =========    =========      =========      ==========

Total Return(1) ................................       12.44%         39.87%      (14.29)%        (8.90)%         10.42%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ....   $  93,149      $  59,174    $  38,793      $  30,879      $   13,326

   Ratio of Expenses to Average Net Assets .....        1.97%          2.05%        2.06%          2.08%           2.15%
   Ratio of Net Investment Loss to
      Average  Net Assets ......................       (0.38)%        (1.22)%      (1.24)%        (1.35)%         (1.55)%
   Portfolio Turnover Rate(2) ..................       22.22%         42.34%       42.74%         40.96%          60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS OPPORTUNITY FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                         YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------
                                                      2004          2003          2002          2001        2000(3)
                                                      ----          ----          ----          ----        -------
Net Asset Value, Beginning of Period ...........   $   20.93     $   14.80     $  17.07      $  18.83      $  22.31
                                                   ---------     ---------     --------      --------      --------
Income (Loss) From Investment  Operations

   Net Investment Income (Loss) ................        0.17         (0.02)       (0.02)        (0.03)        (0.04)
   Net Realized and Unrealized Gains (Losses) ..        2.71          6.15        (2.25)        (1.45)         2.24
                                                   ---------     ---------     --------      --------      --------
         Total From Investment Operations ......        2.88          6.13        (2.27)        (1.48)         2.20
                                                   ---------     ---------     --------      --------      --------
Dividends and Distributions
   Distributions from Realized Gains ...........        --            --           --           (0.27)        (5.68)
   Distributions in Excess of Net Realized Gains        --            --           --           (0.01)        --
                                                   ---------     ---------     --------      --------      --------
         Total Dividends and Distributions .....        --            --           --           (0.28)        (5.68)
                                                   ---------     ---------     --------      --------      --------
Net Asset Value, End of Period .................   $   23.81     $   20.93     $  14.80      $  17.07      $  18.83
                                                   =========     =========     ========      ========      ========

Total Return(1) ................................       13.76%        41.42%      (13.30)%       (7.81)%       11.83%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted) .....   $  17,287     $   6,577     $  4,353      $  4,309      $  4,176

   Ratio of Expenses to Average Net Assets .....        0.86%         0.93%        0.93%         0.91%         0.93%

   Ratio of Net Investment Income (Loss) to
      Average  Net Assets ......................        0.73%        (0.10)%      (0.11)%       (0.18)%       (0.33)%
   Portfolio Turnover Rate(2) ..................       22.22%        42.34%       42.74%        40.96%        60.06%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  In 2000 the Fund made favorable investments in initial public offerings
     (IPOs), which improved short-term performance. These markets were unusual and such performance may not continue in the future.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                                       YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------------------
                                                  2004           2003           2002           2001           2000
                                                  ----           ----           ----           ----           ----
Net Asset Value, Beginning of Period ........   $   5.73       $   5.92       $   5.68       $   5.60       $   5.38
                                                --------       --------       --------       --------       --------

Income From Investment  Operations
   Net Investment  Income ...................       0.14           0.09           0.21           0.26           0.29
   Net Realized and Unrealized Gains (Losses)      (0.13)         (0.08)          0.27           0.08           0.22
                                                --------       --------       --------       --------       --------
          Total From Investment Operations ..       0.01           0.01           0.48           0.34           0.51
                                                --------       --------       --------       --------       --------
Dividends and Distributions
   Net Investment Income ....................      (0.14)         (0.17)         (0.23)         (0.26)         (0.29)

   Return of Capital ........................       --(3)         (0.03)          --             --             --(3)
   Distribution in Excess of Net
      Investment Income .....................       --             --            (0.01)          --             --
                                                --------       --------       --------       --------       --------
          Total Dividends and Distributions .      (0.14)         (0.20)         (0.24)         (0.26)         (0.29)
                                                --------       --------       --------       --------       --------

Net Asset Value, End of Period ..............   $   5.60       $   5.73       $   5.92       $   5.68       $   5.60
                                                ========       ========       ========       ========       ========

Total Return(1) .............................       0.17%          0.10%          8.66%          6.27%          9.81%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) .   $ 19,025       $ 25,168       $ 29,892       $ 18,198       $ 15,548
   Ratio of Expenses to Average Net Assets ..       1.25%          1.13%          1.08%          1.22%          1.27%
   Ratio of Net Investment
      Income to Average Net Assets ..........       1.84%          1.96%          3.40%          4.59%          5.33%
   Portfolio Turnover Rate(2) ...............     165.17%        121.61%         69.89%        149.03%        140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                                       YEAR ENDED DECEMBER 31,
                                               -----------------------------------------------------------------------
                                                  2004           2003           2002           2001           2000
                                                  ----           ----           ----           ----           ----
Net Asset Value, Beginning of Period ........   $   5.71       $   5.91       $   5.66       $   5.58       $   5.37
                                                --------       --------       --------       --------       --------

Income (Loss) From Investment Operations
   Net Investment  Income ...................       0.10           0.03           0.17           0.23           0.24
   Net Realized and Unrealized Gains (Losses)      (0.12)         (0.08)          0.28           0.07           0.21
                                                --------       --------       --------       --------       --------
          Total From Investment Operations ..      (0.02)         (0.05)          0.45           0.30           0.45
                                                --------       --------       --------       --------       --------
Dividends and Distributions
   Net Investment Income ....................      (0.10)         (0.12)         (0.19)         (0.22)         (0.24)

   Return of Capital ........................       --(3)         (0.03)          --             --             --(3)
   Distribution in Excess of Net
      Investment Income .....................       --             --            (0.01)          --             --
                                                --------       --------       --------       --------       --------
          Total Dividends and Distributions .      (0.10)         (0.15)         (0.20)         (0.22)         (0.24)
                                                --------       --------       --------       --------       --------

Net Asset Value, End of Period ..............   $   5.59       $   5.71       $   5.91       $   5.66       $   5.58
                                                ========       ========       ========       ========       ========

Total Return(1) .............................      (0.33)%        (0.80)%         8.05%          5.48%          8.80%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) .   $ 34,921       $ 62,549       $ 99,461       $ 37,541       $ 17,331
   Ratio of Expenses to Average Net Assets ..       1.89%          1.82%          1.82%          1.94%          2.00%
   Ratio of Net Investment Income
      to Average Net Assets .................       1.20%          1.27%          2.66%          3.87%          4.60%
   Portfolio Turnover Rate(2) ...............     165.17%        121.61%         69.89%        149.03%        140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                                       YEAR ENDED DECEMBER 31,
                                              ----------------------------------------------------------------------
                                                  2004          2003          2002           2001           2000
                                                  ----          ----          ----           ----           ----
Net Asset Value, Beginning of Period ........   $   5.73      $   5.93      $   5.68       $   5.60       $   5.39
                                                --------      --------      --------       --------       --------

Income (Loss) From Investment  Operations
   Net Investment  Income ...................       0.10          0.01          0.17           0.23           0.24
   Net Realized and Unrealized Gains (Losses)      (0.12)        (0.06)         0.28           0.07           0.21
                                                --------      --------      --------       --------       --------
          Total From Investment Operations         (0.02)        (0.05)         0.45           0.30           0.45
                                                --------      --------      --------       --------       --------
Dividends and Distributions
   Net Investment Income ....................      (0.10)        (0.12)        (0.19)         (0.22)         (0.24)

   Return of Capital ........................       --(3)        (0.03)          --             --             --(3)
   Distribution in Excess of Net
      Investment Income .....................       --            --           (0.01)           --             --
                                                --------      --------      --------       --------       --------
          Total Dividends and Distributions .      (0.10)        (0.15)        (0.20)         (0.22)         (0.24)
                                                --------      --------      --------       --------       --------

Net Asset Value, End of Period ..............   $   5.61      $   5.73      $   5.93       $   5.68       $   5.60
                                                ========      ========      ========       ========       ========

Total Return(1) .............................      (0.34)%       (0.80)%        8.03%          5.44%          8.75%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) .   $  6,688      $ 12,955      $ 25,107       $ 12,335       $  2,872
   Ratio of Expenses to Average Net Assets ..       1.93%         1.85%         1.83%          1.96%          2.07%
   Ratio of Net Investment Income to
      Average Net Assets ....................       1.16%         1.24%         2.65%          3.85%          4.53%
   Portfolio Turnover Rate(2) ...............     165.17%       121.61%        69.89%        149.03%        140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT BOND FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                   YEAR ENDED DECEMBER 31,
                                                ----------------------------------------------------------
                                                    2004       2003        2002        2001        2000
                                                    ----       ----        ----        ----        ----
Net Asset Value, Beginning of Period .........   $   5.77    $   5.97    $   5.72    $   5.64    $   5.42
                                                 --------    --------    --------    --------    --------

Income (Loss) From Investment  Operations
    Net Investment  Income ...................       0.15        0.11        0.22        0.29        0.31
    Net Realized and Unrealized Gains (Losses)      (0.12)      (0.10)       0.28        0.07        0.22
                                                 --------    --------    --------    --------    --------
          Total From Investment Operations ...       0.03        0.01        0.50        0.36        0.53
                                                 --------    --------    --------    --------    --------
Dividends and Distributions
   Net Investment Income .....................      (0.15)      (0.18)      (0.25)      (0.28)      (0.31)

   Return of Capital .........................       --(3)      (0.03)       --          --          --(3)
   Distribution in Excess of Net
      Investment Income ......................       --          --          --(3)       --          --
                                                 --------    --------    --------    --------    --------
          Total Dividends and Distributions ..      (0.15)      (0.21)      (0.25)      (0.28)      (0.31)
                                                 --------    --------    --------    --------    --------

Net Asset Value, End of Period ...............   $   5.65    $   5.77    $   5.97    $   5.72    $   5.64
                                                 ========    ========    ========    ========    ========

Total Return(1) ..............................       0.61%       0.17%       9.05%       6.54%      10.08%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ..   $    219    $    263    $    296    $    438    $    117
   Ratio of Expenses to Average Net Assets ...       1.02%       0.92%       0.88%       0.96%       1.02%
   Ratio of Net Investment Income to
      Average Net Assets .....................       2.07%       2.17%       3.60%       4.85%       5.58%
   Portfolio Turnover Rate(2) ................     165.17%     121.61%      69.89%     149.03%     140.66%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.


SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS GOVERNMENT MONEY MARKET FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASSES A, B, C, & Y

                                                                           YEAR ENDED DECEMBER 31,
                                               --------------------------------------------------------------------------------
                                                   2004             2003             2002            2001             2000
                                                   ----             ----             ----            ----             ----
Net Asset Value, Beginning of Period ........   $    1.000       $    1.000       $    1.000      $    1.000       $    1.000
                                                ----------       ----------       ----------      ----------       ----------

Income From Investment  Operations
    Net Investment Income ...................         .008             .006             .014            .037             .058

Dividends
   Net Investment Income ....................        (.008)           (.006)           (.014)          (.037)           (.058)
                                                ----------       ----------       ----------      ----------       ----------

Net Asset Value, End of Period ..............   $    1.000       $    1.000       $    1.000      $    1.000       $    1.000
                                                ==========       ==========       ==========      ==========       ==========

Total Return(1)..............................        0.83%            0.62%            1.38%           3.77%            5.91%

Ratios/Supplemental Data
     Net Assets,  End of Period (000 omitted)   $ 572,381        $ 571,431        $ 600,912       $ 505,713        $ 559,216
     Ratio of Expenses to Average Net  Assets        0.58%            0.60%            0.59%           0.59%            0.59%
     Ratio of Net  Investment Income to
      Average Net Assets ....................        0.83%            0.62%            1.35%           3.75%            5.77%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                                            YEAR ENDED DECEMBER 31,
                                                 -------------------------------------------------------------------------
                                                     2004           2003           2002            2001            2000
                                                     ----           ----           ----            ----            ----
Net Asset Value, Beginning of Period ..........   $   36.57      $   26.72      $   32.98       $   36.30       $   29.07
                                                  ---------      ---------      ---------       ---------       ---------

Income (Loss) From Investment  Operations
   Net Investment Income (Loss) ...............        0.02           0.08           0.06           (0.06)          (0.06)
   Net Realized and Unrealized Gains (Losses) .        4.41           9.77          (6.32)          (3.26)           9.22
                                                  ---------      ---------      ---------       ---------       ---------
          Total From Investment Operations ....        4.43           9.85          (6.26)          (3.32)           9.16
                                                  ---------      ---------      ---------       ---------       ---------
Dividends and Distributions
   Distributions from Realized Gains ..........         --             --             --              --            (1.91)
   Distribution in Excess of Net Realized Gains         --             --             --              --            (0.02)
                                                  ---------      ---------      ---------       ---------       ---------
         Total Dividends and Distributions ....         --             --             --              --            (1.93)
                                                  ---------      ---------      ---------       ---------       ---------

Net Asset Value, End of Period ................   $   41.00      $   36.57      $   26.72       $   32.98       $   36.30
                                                  =========      =========      =========       =========       =========

Total Return(1) ...............................       12.11%         36.86%        (18.98)%         (9.15)%         32.16%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ...   $ 583,387      $ 535,300      $ 415,641       $ 600,540       $ 637,882

   Ratio of Expenses to Average Net Assets ....        1.01%          1.10%          1.11%           1.08%           1.05%
   Ratio of Net Investment Income (Loss)
      to Average Net Assets ...................        0.05%          0.27%          0.18%          (0.20)%         (0.21)%
   Portfolio Turnover Rate(2) .................        --             9.29%         14.88%          17.80%          34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.





SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                                       YEAR ENDED DECEMBER 31,
                                                 ----------------------------------------------------------------
                                                     2004         2003         2002         2001         2000
                                                     ----         ----         ----         ----         ----
Net Asset Value, Beginning of Period ..........   $   34.22    $   25.21    $   31.39    $   34.85    $   28.22
                                                  ---------    ---------    ---------    ---------    ---------

Income (Loss) From Investment  Operations
   Net Investment Loss ........................       (0.33)       (0.18)       (0.21)       (0.33)       (0.31)
   Net Realized and Unrealized Gains (Losses) .        4.14         9.19        (5.97)       (3.13)        8.87
                                                  ---------    ---------    ---------    ---------    ---------
          Total From Investment Operations ....        3.81         9.01        (6.18)       (3.46)        8.56
                                                  ---------    ---------    ---------    ---------    ---------
Dividends and Distributions
   Distributions from Realized Gains ..........        --           --           --           --          (1.91)
   Distribution in Excess of Net Realized Gains        --           --           --           --          (0.02)
                                                  ---------    ---------    ---------    ---------    ---------
          Total Dividends and Distributions ...        --           --           --           --          (1.93)
                                                  ---------    ---------    ---------    ---------    ---------
Net Asset Value, End of Period ................   $   38.03    $   34.22    $   25.21    $   31.39    $   34.85
                                                  =========    =========    =========    =========    =========

Total Return(1) ...............................       11.13%       35.74%      (19.69)%      (9.93)%      31.00%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ...    $276,945     $304,513     $270,645     $415,607     $447,199
   Ratio of Expenses to Average Net Assets ....        1.88%        1.98%        1.95%        1.90%        1.95%
   Ratio of Net Investment Loss
       to Average Net Assets ..................       (0.82)%      (0.61)%      (0.66)%      (1.02)%      (1.11)%
   Portfolio Turnover Rate(2) .................        --           9.29%       14.88%       17.80%       34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                                            YEAR ENDED DECEMBER 31,
                                                 ---------------------------------------------------------------------------
                                                    2004             2003           2002            2001            2000
                                                  ----             ----           ----            ----            ----
Net Asset Value, Beginning of Period ..........   $   34.75       $   25.61       $   31.88       $   35.40       $   28.63
                                                  ---------       ---------       ---------       ---------       ---------

Income (Loss) From Investment  Operations
   Net Investment Loss ........................       (0.32)          (0.18)          (0.21)          (0.32)          (0.27)
   Net Realized and Unrealized Gains (Losses) .        4.19            9.32           (6.06)          (3.20)           8.97
                                                  ---------       ---------       ---------       ---------       ---------
          Total From Investment Operations ....        3.87            9.14           (6.27)          (3.52)           8.70
                                                  ---------       ---------       ---------       ---------       ---------
Dividends and Distributions
   Distributions from Realized Gains ..........        --              --              --              --             (1.91)
   Distribution in Excess of Net Realized Gains        --              --              --              --             (0.02)
                                                  ---------       ---------       ---------       ---------       ---------
          Total Dividends and Distributions ...        --              --              --              --             (1.93)
                                                  ---------       ---------       ---------       ---------       ---------
Net Asset Value, End of Period ................   $   38.62       $   34.75       $   25.61       $   31.88       $   35.40
                                                  =========       =========       =========       =========       =========

Total Return(1) ...............................       11.14%          35.69%         (19.67)%         (9.94)%         31.04%

Ratios/Supplemental Data
   Net Assets, End of Period (000 omitted) ....   $ 104,508       $ 108,557       $  94,557       $ 145,817       $ 142,081

   Ratio of Expenses to Average Net Assets ....        1.89%           1.99%           1.96%           1.90%           1.93%
   Ratio of Net Investment Loss
      to Average Net Assets ...................       (0.83)%         (0.62)%         (0.67)%         (1.02)%         (1.09)%
   Portfolio Turnover Rate(2) .................        --              9.29%          14.88%          17.80%          34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS FINANCIAL FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                         YEAR ENDED DECEMBER 31,
                                                 --------------------------------------------------------------------
                                                    2004         2003           2002          2001           2000
                                                    ----         ----           ----          ----           ----
Net Asset Value, Beginning of Period ..........   $  37.03     $   27.00     $   33.27      $   36.56      $   29.21
                                                  --------     ---------     ---------      ---------      ---------

Income (Loss) From Investment  Operations

   Net Investment Income (Loss) ...............       0.09          0.17          0.14            --(3)        (0.01)
   Net Realized and Unrealized Gains (Losses) .       4.47          9.86         (6.41)         (3.29)          9.29
                                                  --------     ---------     ---------      ---------      ---------
          Total From Investment Operations ....       4.56         10.03         (6.27)         (3.29)          9.28
                                                  --------     ---------     ---------      ---------      ---------
Dividends and Distributions
   Distributions from Realized Gains ..........        --            --            --             --           (1.91)
   Distribution in Excess of Net Realized Gains        --            --            --             --           (0.02)
                                                  --------     ---------     ---------      ---------      ---------
          Total Dividends and Distributions ...        --            --            --             --           (1.93)
                                                  --------     ---------     ---------      ---------      ---------
Net Asset Value, End of Period ................   $  41.59     $   37.03     $   27.00      $   33.27      $   36.56
                                                  ========     =========     =========      =========      =========

Total Return(1) ...............................      12.31%        37.15%       (18.85)%        (9.00)%        32.42%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted) ...   $  9,980     $  11,563     $  12,727      $  23,266      $  22,394

   Ratio of Expenses to Average Net Assets ....       0.85%         0.91%         0.88%          0.87%          0.89%
   Ratio of Net Investment Income
      (Loss) to Average Net Assets ............       0.21%         0.46%         0.41%          0.01%         (0.05)%
   Portfolio Turnover Rate(2) .................        --           9.29%        14.88%         17.80%         34.72%

(1) Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

(2) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

(3)  Less than $0.005 per share.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004          2003          2002          2001          2000
                                                             ----          ----          ----          ----          ----
Net Asset Value, Beginning of Period................      $  24.95     $  20.30        $ 21.36       $ 23.96      $  25.21

Income (Loss)  From Investment  Operations
   Net Investment Income............................          0.65         0.74           0.80          0.76          0.80
   Net Realized and Unrealized Gains (Losses).......          2.57         4.65          (1.06)        (2.57)        (1.01)
                                                            -------      -------        -------        ------       --------
          Total From Investment Operations..........          3.22         5.39          (0.26)        (1.81)        (0.21)
                                                            -------      -------        -------        ------       --------

Dividends and Distributions
   Net Investment Income............................         (0.67)       (0.74)         (0.80)        (0.76)        (0.83)
   Distributions from Realized Gains................            -            -              -             -          (0.19)
   Return of Capital................................            -            -              -          (0.03)        (0.02)
                                                            -------      -------        -------        ------       --------
          Total Dividends and Distributions.........         (0.67)       (0.74)         (0.80)        (0.79)        (1.04)
                                                            -------      -------        -------        ------       --------

Net Asset Value, End of Period......................      $  27.50     $  24.95        $ 20.30       $ 21.36      $  23.96
                                                            =======      =======        =======       =======       ========
Total Return(1).....................................         13.08%       26.94%         (1.21)%       (7.56)%       (0.97)%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted).........      $149,687     $114,003        $80,751       $89,077      $102,702
   Ratio of Expenses to Average Net Assets..........          1.08%        1.10%          1.09%         1.09%         1.07%
   Ratio of Net Investment Income
      to Average  Net Assets........................          2.52%        3.38%          3.69%         3.31%         3.02%
   Portfolio Turnover Rate(2).......................         21.26%       33.35%         34.26%        20.38%        24.50%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003         2002         2001           2000
                                                             ----         ----         ----         ----           ----
Net Asset Value, Beginning of Period..................     $ 24.72       $ 20.13     $ 21.16       $ 23.74        $ 24.98
                                                           -------       -------     -------       -------        -------

Income (Loss) From Investment Operations
   Net Investment Income..............................        0.41          0.52        0.60          0.54           0.55
   Net Realized and Unrealized Gains (Losses).........        2.54          4.59       (1.03)        (2.55)         (0.99)
                                                           -------       -------     -------       -------        -------
         Total From  Investment Operations............        2.95          5.11       (0.43)        (2.01)         (0.44)
                                                           -------       -------     -------       -------        -------
Dividends and Distributions
   Net  Investment Income.............................       (0.42)        (0.52)      (0.60)        (0.54)         (0.59)
   Distributions from Realized Gains..................         -             -           -             -            (0.19)
   Return of  Capital.................................         -             -           -           (0.03)         (0.02)
                                                           -------       -------     -------       -------        -------
         Total Dividends and Distributions............       (0.42)        (0.52)      (0.60)        (0.57)         (0.80)
                                                           -------       -------     -------       -------        --------

Net Asset Value, End of Period........................     $ 27.25       $ 24.72     $ 20.13       $ 21.16        $ 23.74
                                                           =======       =======     =======       =======        =======
Total Return(1).......................................       12.06%        25.71%      (2.01)%       (8.47)%        (1.86)%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted)...................................     $80,729       $72,181     $53,326       $57,692        $71,789
                                                                                                      2.01%(3)       2.02%(3)
   Ratio of Expenses to Average Net Assets............        1.99%         2.03%       2.03%
   Ratio of Net Investment Income
      to Average Net Assets...........................        1.61%         2.45%       2.75%         2.40%          2.08%
   Portfolio Turnover Rate(2).........................       21.26%        33.35%      34.26%        20.38%         24.50%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.00% and 2.01% for 2001 and 2000, respectively.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002         2001           2000
                                                             ----         ----          ----         ----           ----
Net Asset Value, Beginning of Period..................     $ 25.06       $ 20.40      $ 21.45       $ 24.06       $ 25.31
                                                           -------       -------      -------       -------       -------

Income (Loss) From Investment Operations
   Net Investment Income..............................        0.42          0.53         0.61          0.55          0.56
   Net Realized and Unrealized Gains (Losses).........        2.57          4.66        (1.05)        (2.58)        (1.00)
                                                           -------       -------      -------       -------       -------
         Total From  Investment operations............        2.99          5.19        (0.44)        (2.03)        (0.44)
                                                           -------       -------      -------       -------       -------

Dividends and Distributions
   Net  Investment Income.............................       (0.43)        (0.53)       (0.61)        (0.55)        (0.60)
   Distributions from Realized Gains..................         -             -            -             -           (0.19)
   Return of  Capital.................................         -             -            -           (0.03)        (0.02)
                                                           -------       -------      -------       -------       -------
         Total Dividends and Distributions............       (0.43)        (0.53)       (0.61)        (0.58)        (0.81)
                                                           -------       -------      -------       -------       -------

Net Asset Value, End of ...Period.....................     $ 27.62       $ 25.06      $ 20.40       $ 21.45       $ 24.06
                                                           =======       =======      =======       =======       =======
Total Return(1).......................................       12.05%        25.75%       (2.04)%       (8.44)%       (1.83)%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted)...................................     $34,627       $24,531      $14,428       $12,717       $15,983
                                                                                         2.05%(3)                    2.01%(3)
   Ratio of Expenses to Average Net Assets............        1.98%         2.02%
                                                                                                       2.02%
   Ratio of Net Investment Income
      to Average Net Assets...........................        1.62%         2.46%        2.74%         2.38%         2.09%
   Portfolio Turnover Rate(2).........................       21.26%        33.35%       34.26%        20.38%        24.50%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 2.04% and 2.00% for 2002 and 2000, respectively.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS APPRECIATION & INCOME FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002         2001           2000
                                                             ----         ----          ----         ----           ----
Net Asset Value, Beginning of Period..................     $ 25.04       $ 20.38      $ 21.43       $ 24.05       $ 25.29
                                                           -------       -------      -------       -------       -------

Income (Loss) From Investment Operations
   Net Investment Income..............................        0.71          0.78         0.84          0.82          0.86
   Net Realized and Unrealized Gains (Losses).........        2.58          4.66        (1.05)        (2.61)        (1.00)
                                                           -------       -------      -------       -------       -------
         Total From  Investment Operations............        3.29          5.44        (0.21)        (1.79)        (0.14)
                                                           -------       -------      -------       -------       -------

Dividends and Distributions
   Net  Investment Income.............................       (0.72)        (0.78)       (0.84)        (0.82)        (0.89)
   Distributions from Realized Gains..................         -             -            -             -           (0.19)
   Return of Capital.................................          -             -            -           (0.01)        (0.02)
                                                           -------       -------      -------       -------       -------
         Total Dividends and Distributions............       (0.72)        (0.78)       (0.84)        (0.83)        (1.10)
                                                           -------       -------      -------       -------       -------
Net Asset Value, End of Period........................     $ 27.61       $ 25.04      $ 20.38       $ 21.43       $ 24.05
                                                           =======       =======      =======       =======       =======
Total Return(1).......................................       13.35%        27.13%       (0.96)%       (7.43)%       (0.70)%

Ratios/Supplemental Data
   Net Assets,  End of Period
      (000 omitted)...................................     $30,260       $25,892      $19,445       $20,865       $28,865

   Ratio of Expenses to Average Net Assets............        0.86%         0.88%        0.88%         0.88%         0.88%(3)
   Ratio of Net Investment Income
      to Average Net Assets...........................        2.74%         3.60%        3.90%         3.52%         3.22%
   Portfolio Turnover Rate(2).........................       21.26%        33.35%       34.26%        20.38%        24.50%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 0.87% for 2000.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS A

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002          2001           2000
                                                             ----         ----          ----          ----           ----
Net Asset Value, Beginning of Period.....................   $ 30.32     $  22.79      $  22.29      $ 22.06       $ 18.27
                                                            -------      -------       -------      -------       -------

Income From Investment Operations
   Net Investment Income.................................      0.64         0.90          0.82         0.77          0.75
   Net Realized and Unrealized Gains.....................      9.32         7.53          0.50         0.45          3.88
                                                            -------     --------      --------      -------       -------
         Total From  Investment Operations...............      9.96         8.43          1.32         1.22          4.63
                                                            -------     --------      --------      -------       -------

Dividends and Distributions
   Net Investment Income.................................     (0.76)       (0.90)        (0.82)       (0.77)        (0.75)
   Distribution in Excess of Net Investment Income.......       -            -             -          (0.22)        (0.09)
                                                            -------     --------      --------      -------       -------

         Total Dividends and Distributions...............     (0.76)       (0.90)        (0.82)       (0.99)        (0.84)
                                                            -------     --------      --------      -------       -------

Net Asset Value, End of Period...........................   $ 39.52      $ 30.32       $ 22.79      $ 22.29       $ 22.06
                                                            =======      =======       =======      =======       =======
Total Return(1)..........................................     33.22%       37.52%         5.89%        5.66%        25.76%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)............... $313,378     $190,505      $143,585     $167,043      $176,123
   Ratio of Expenses to Average Net
      Assets.............................................      1.26%        1.30%         1.28%        1.19%         1.17%(3)
   Ratio of Net Investment Income to
      Average Net Assets.................................      1.93%        3.40%         3.17%        3.41%         3.76%
   Portfolio Turnover Rate(2)............................     31.37%       25.93%        52.57%       34.91%        17.68%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.16% for 2000.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS B

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002         2001           2000
                                                             ----         ----          ----         ----           ----
Net Asset Value, Beginning of Period..................     $ 30.20      $  22.71       $ 22.21       $ 21.99      $ 18.21
                                                           -------       -------       -------       -------      -------

Income From Investment Operations
   Net Investment Income..............................        0.43          0.72          0.65          0.56         0.58
   Net Realized and Unrealized Gains..................        9.26          7.49          0.50          0.45         3.87
                                                           -------      --------       -------       -------      -------
         Total From  Investment Operations............        9.69          8.21          1.15          1.01         4.45
                                                           -------      --------       -------       -------      -------

Dividends and Distributions
   Net Investment Income..............................       (0.53)        (0.72)        (0.65)        (0.56)       (0.58)
   Distributions in Excess of Net Investment Income...         -             -             -           (0.23)       (0.09)
                                                           -------      --------       -------       -------      -------
         Total Dividends and Distributions............       (0.53)        (0.72)        (0.65)        (0.79)       (0.67)
                                                           -------      --------       -------       -------      -------

Net Asset Value, End of Period........................     $ 39.36       $ 30.20       $ 22.71       $ 22.21      $ 21.99
                                                           =======       =======       =======       =======      =======
Total Return(1).......................................       32.34%        36.52%         5.13%         4.70%       24.74%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)...........    $125,550      $110,303       $91,740       $87,899      $90,417
   Ratio of Expenses to Average Net Assets............        1.94%         1.99%         2.00%         1.99%        2.11%
   Ratio of Net Investment Income to
      Average Net Assets..............................        1.25%         2.71%         2.45%         2.61%        2.81%
   Portfolio Turnover Rate(2).........................       31.37%        25.93%        52.57%        34.91%       17.68%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

     The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS C

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002         2001           2000
                                                             ----         ----          ----         ----           ----
Net Asset Value, Beginning of Period.....................   $ 30.41      $ 22.87      $ 22.37       $ 22.14       $ 18.34
                                                            -------      -------      -------       -------       -------

Income From Investment Operations
   Net Investment Income.................................      0.43         0.72         0.65          0.56          0.58
   Net Realized and Unrealized Gains.....................      9.33         7.54         0.50          0.47          3.89
                                                            -------      -------      -------       -------       -------
         Total From  Investment Operations...............      9.76         8.26         1.15          1.03          4.47
                                                            -------      -------      -------       -------       -------

Dividends and Distributions
   Net Investment Income.................................     (0.54)       (0.72)       (0.65)        (0.56)        (0.58)
   Distributions in Excess of Net Investment Income......       -            -            -           (0.24)        (0.09)
                                                            -------      -------      -------       -------       -------
         Total Dividends and Distributions...............     (0.54)       (0.72)       (0.65)        (0.80)        (0.67)
                                                            -------      -------      -------       -------       -------

Net Asset Value, End of Period...........................   $ 39.63      $ 30.41      $ 22.87       $ 22.37       $ 22.14
                                                            =======      =======      =======       =======       =======
Total Return(1)..........................................     32.37%       36.52%        5.11%         4.75%        24.71%

Ratios/Supplemental Data

   Net Assets,  End of Period (000 omitted)..............   $86,835      $57,657      $38,299       $39,165       $36,084

   Ratio of Expenses to Average Net Assets...............      1.93%        1.97%        1.97%         1.97%(3)      2.03%(3)
   Ratio of Net Investment Income to Average Net Assets..      1.26%        2.73%        2.48%         2.64%         2.90%
   Portfolio Turnover Rate(2)............................     31.37%       25.93%       52.57%        34.91%        17.68%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

3 Ratio of expenses to average net assets after the reduction of expenses paid indirectly was 1.96% and 2.02% for 2001 and 2000, respectively.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
FINANCIAL HIGHLIGHTS
DAVIS REAL ESTATE FUND
================================================================================

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

CLASS Y

                                                                                    YEAR ENDED DECEMBER 31,
                                                          -----------------------------------------------------------------
                                                             2004         2003          2002         2001           2000
                                                             ----         ----          ----         ----           ----
Net Asset Value, Beginning of Period...................   $ 30.51        $ 22.93       $ 22.42       $ 22.20       $ 18.38
                                                          -------        -------       -------       -------       -------

Income From Investment Operations
   Net Investment Income...............................      0.82           1.02          0.91          0.85          0.83
   Net Realized and Unrealized Gains...................      9.37           7.58          0.51          0.44          3.91
                                                          -------        -------       -------       -------       -------
         Total From  Investment Operations.............     10.19           8.60          1.42          1.29          4.74
                                                          -------        -------       -------       -------       -------

Dividends and Distributions
   Net Investment Income...............................     (0.92)         (1.02)        (0.91)        (0.85)        (0.83)
   Distribution in Excess of Net Investment Income.....      --             --            --           (0.22)        (0.09)
                                                          -------        -------       -------       -------       -------
         Total Dividends and Distributions.............     (0.92)         (1.02)        (0.91)        (1.07)        (0.92)
                                                          -------        -------       -------       -------       -------

Net Asset Value, End of Period.........................   $ 39.78        $ 30.51       $ 22.93       $ 22.42       $ 22.20
                                                          =======        =======       =======       =======       =======

Total Return(1)........................................     33.85%         38.10%         6.33%         5.95%        26.24%

Ratios/Supplemental Data
   Net Assets,  End of Period (000 omitted)............   $69,241        $53,740       $39,456       $39,203       $43,432
   Ratio of Expenses to Average Net Assets.............      0.80%          0.84%         0.84%         0.85%         0.89%
   Ratio of Net Investment Income to Average
      Net Assets.......................................      2.39%          3.86%         3.61%         3.75%         4.03%
   Portfolio Turnover Rate(2)..........................     31.37%         25.93%        52.57%        34.91%        17.68%

1 Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns.

2 The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.



SEE NOTES TO FINANCIAL STATEMENTS

DAVIS SERIES, INC.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
================================================================================

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS
OF DAVIS SERIES, INC.:

      We have audited the accompanying statements of assets and liabilities of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund (comprising the Davis Series, Inc.), including the schedules of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Davis Opportunity Fund, Davis Government Bond Fund, Davis Government Money Market Fund, Davis Financial Fund, Davis Appreciation & Income Fund, and Davis Real Estate Fund as of December 31, 2004, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.



/s/ KPMG LLP


Denver, Colorado
February 4, 2005

DAVIS SERIES, INC.
FEDERAL INCOME TAX INFORMATION
FOR THE YEAR ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================

     In early 2005, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2004. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.

     The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2004 with their 2004 form 1099-DIV.

DAVIS GOVERNMENT BOND FUND
     None of the dividends paid by the Fund during the calendar year ended 2004 are eligible for the corporate dividend-received deduction.

     For the calendar year ended 2004, none of the dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes.

DAVIS APPRECIATION & INCOME FUND
     Distributions of $0.666, $0.4215, $0.4298, and $0.7215 per share were paid to Class A, Class B, Class C, and Class Y shareholders, respectively, during the calendar year 2004.

     Dividends paid by the Fund during the calendar year ended 2004, which are not designated as capital gain distributions, should be multiplied by 45% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year 2004, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $2,546,203 as qualified income.

DAVIS REAL ESTATE FUND
     Distributions of $0.761, $0.5278, $0.5412, and $0.921 per share were paid to Class A, Class B, Class C, and Class Y shareholders, respectively, during the calendar year ended 2004.

     Dividends paid by the Fund during the calendar year ended 2004, which are not designated as capital gain distributions, should be multiplied by 3% to arrive at the net amount eligible for the corporate dividend-received deduction.

     For the calendar year 2004, certain dividends paid by the Fund constitute qualified dividend income for Federal Income Tax purposes. The Fund designates $260,759 as qualified income.

The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

DAVIS SERIES, INC.
FOR THE YEAR ENDED DECEMBER 31, 2004 (UNAUDITED)
================================================================================

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES

The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds' Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-2279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds' Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-2279, (ii) on the Funds' website at www.davisfunds.com, and (iii) on the SEC's website at www.sec.gov.


FORM N-Q

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Form N-Q is available without charge upon request by calling 1-800-279-2279 or on the Funds' website at www.davisfunds.com or on the SEC's website at www.sec.gov. The Funds' Form N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================

                                    DIRECTORS

For the purposes of their service as directors to the Davis Funds, the business address for each of the directors is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85706. Each Director serves until their retirement, resignation, death or removal. Directors must retire at the close of business on the last day of the calendar year in which the Director attains age seventy-two (72), except that any person who was a Director on July 1, 1994, and at that date was seventy-three (73) years of age or less shall retire from the Board of Directors and cease being a Director at the close of business on the last day of the year in which the Director attains age seventy-four (74).

                                                                                        NUMBER OF
                                     TERM OF                                            PORTFOLIOS
                                     OFFICE AND                                         IN FUND
                       POSITION(S)   LENGTH OF        PRINCIPAL                         COMPLEX
                       HELD          TIME             OCCUPATION(S) DURING              OVERSEEN       OTHER DIRECTORSHIPS HELD
NAME AND AGE           WITH FUND     SERVED           PAST FIVE YEARS                   BY DIRECTOR    BY DIRECTOR
---------------------- ------------- ---------------- --------------------------------- -------------- -----------------------------
INDEPENDENT DIRECTORS

WESLEY E.              Director      director since   President of Bass & Associates      12           none
BASS, JR.                            1990             (financial consulting);
(born 8/21/31)                                        formerly First Deputy City
                                                      Treasurer, City of Chicago; and
                                                      Executive Vice President,
                                                      Chicago Title and Trust
                                                      Company (bank and trust).

MARC P. BLUM           Director      director since   Chief Executive Officer, World      12           Director, Legg Mason Trust
(born 9/9/42)                        1986             Total Return Fund, LLLP; Of                      (asset management company)
                                                      Counsel to Gordon, Feinblatt,                    and Rodney Trust Company
                                                      Rothman, Hoffberger and                          (Delaware); Former
                                                      Hollander, LLC (law firm).                       Director, Mid-Atlantic
                                                                                                       Realty Trust (real estate
                                                                                                       investment trust); Trustee,
                                                                                                       College of Notre Dame of
                                                                                                       Maryland, McDonogh School
                                                                                                       and other public charities,
                                                                                                       private foundations, and
                                                                                                       businesses.

THOMAS S. GAYNER       Director      director since   Chief Investment Officer,           12           Former Director,
(born 12/16/61)                      2004             Markel Corporation (insurance                    Markel Corporation.
                                                      company).




JERRY D. GEIST         Director      director since   Chairman, Santa Fe Center           12           Director, CH2M-Hill, Inc.
(born 5/23/34)                       1986             Enterprises (energy project                      (engineering); Chairman,
                                                      development); Retired Chairman                   Santa Fe Center
                                                      and President, Public Service                    Enterprizes, Investment
                                                      Company of New Mexico.                           Committee for
                                                                                                       Microgeneration Technology
                                                                                                       Fund, UTECH Funds.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                                        NUMBER OF
                                     TERM OF                                            PORTFOLIOS
                                     OFFICE AND                                         IN FUND
                       POSITION(S)   LENGTH OF        PRINCIPAL                         COMPLEX
                       HELD          TIME             OCCUPATION(S) DURING              OVERSEEN       OTHER DIRECTORSHIPS HELD
NAME AND AGE           WITH FUND     SERVED           PAST FIVE YEARS                   BY DIRECTOR    BY DIRECTOR
---------------------- ------------- ---------------- --------------------------------- -------------- -----------------------------

INDEPENDENT DIRECTORS - CONTINUED

D. JAMES GUZY          Director      director since   Chairman, PLX Technology, Inc.     12            Director, Intel Corp. (semi-
(born 3/7/36)                        1982             (semi-conductor manufacturer).                   conductor manufacturer),
                                                                                                       Cirrus Logic Corp.
                                                                                                       (semi-conductor
                                                                                                       manufacturer), Alliance
                                                                                                       Technology Fund (a mutual
                                                                                                       fund), Micro Component
                                                                                                       Technology, Inc.
                                                                                                       (micro-circuit handling and
                                                                                                       testing equipment
                                                                                                       manufacturer), LogicVision,
                                                                                                       Inc. (semi-conductor
                                                                                                       software company), and
                                                                                                       Tessera Technologies, Inc.
                                                                                                       (semi-conductor packaging
                                                                                                       company); Former Director,
                                                                                                       Novellus Systems, Inc.
                                                                                                       (semi-conductor
                                                                                                       manufacturer).

G. BERNARD HAMILTON    Director      director since   Managing General Partner,          12            none
(born 3/18/37)                       1978             Avanti Partners, L.P.
                                                      (investment partnership).

ROBERT P. MORGENTHAU   Director      director since   Chairman, Northroad Capital        12            none
(born 3/22/57)                       2002             Management, LLC (an investment
                                                      management firm) since
                                                      June 2002; President of
                                                      Private Advisory Services
                                                      of Bank of America (an
                                                      investment management firm)
                                                      from 2001 until 2002; prior
                                                      to that a managing director
                                                      and global head of
                                                      marketing and distribution
                                                      for Lazard Asset Management
                                                      (an investment management
                                                      firm) for ten years.

THEODORE B. SMITH, JR. Director      director since   Chairman of John Hassall, Inc.     12            Mayor, Incorporated Village
(born 12/23/32)                      1994             (fastener manufacturing);                        of Mill Neck.
                                                      Chairman of Cantrock Realty.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                                        NUMBER OF
                                     TERM OF                                            PORTFOLIOS
                                     OFFICE AND                                         IN FUND
                       POSITION(S)   LENGTH OF        PRINCIPAL                         COMPLEX
                       HELD          TIME             OCCUPATION(S) DURING              OVERSEEN       OTHER DIRECTORSHIPS HELD
NAME AND AGE           WITH FUND     SERVED           PAST FIVE YEARS                   BY DIRECTOR    BY DIRECTOR
---------------------- ------------- ---------------- --------------------------------- -------------- -----------------------------

INDEPENDENT DIRECTORS - CONTINUED

CHRISTIAN R. SONNE     Director      director since   General Partner of Tuxedo Park     12            none
(born 5/6/36)                        1990             Associates (land holding and
                                                      development firm); President
                                                      and Chief Executive Officer of
                                                      Mulford Securities Corporation
                                                      (private investment fund) until
                                                      1990; formerly Vice President
                                                      of Goldman Sachs & Co.
                                                      (investment banking).

MARSHA WILLIAMS        Director      director since   Executive Vice President and       15            Director of the Selected
(born 3/28/51)                       1999             Chief Financial Officer of                       Funds (consisting of three
                                                      Equity Office Properties Trust                   portfolios) since 1996;
                                                      (a real estate investment                        Director, Modine
                                                      trust); Former Chief                             Manufacturing, Inc. (heat
                                                      Administrative Officer of Crate                  transfer technology);
                                                      & Barrel (home furnishings                       Director, Chicago Bridge &
                                                      retailer); former Vice                           Iron Company, N.V.
                                                      President and Treasurer, Amoco                   (industrial construction
                                                      Corporation (oil & gas company).                 and engineering).

INSIDE DIRECTORS*

JEREMY H. BIGGS        Director/     director since   Vice Chairman, Head of Equity      12            none
(born 8/16/35)         Chairman      1994             Research, Vice Chairman of U.S.
                                                      Investment Policy Committee
                                                      and Member of the
                                                      International Investment
                                                      Committee, all for
                                                      Fiduciary Trust Company
                                                      International (money
                                                      management firm) Consultant
                                                      to Davis Selected Advisers,
                                                      L.P.

DAVIS SERIES, INC.
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
================================================================================


                              DIRECTORS - CONTINUED

                                                                                        NUMBER OF
                                     TERM OF                                            PORTFOLIOS
                                     OFFICE AND                                         IN FUND
                       POSITION(S)   LENGTH OF        PRINCIPAL                         COMPLEX
                       HELD          TIME             OCCUPATION(S) DURING              OVERSEEN       OTHER DIRECTORSHIPS HELD
NAME AND AGE           WITH FUND     SERVED           PAST FIVE YEARS                   BY DIRECTOR    BY DIRECTOR
---------------------- ------------- ---------------- --------------------------------- -------------- -----------------------------

INSIDE DIRECTORS* - CONTINUED

ANDREW A. DAVIS        Director      director since   President or Vice President of     15            Director of the Selected
(born 6/25/63)                       1997             each Davis Fund and Selected                     Funds (consisting of three
                                                      Fund; President, Davis Selected                  portfolios) since 1998.
                                                      Advisers, L.P., and also serves
                                                      as an executive officer in
                                                      certain companies affiliated
                                                      with the Adviser.

CHRISTOPHER C. DAVIS   Director      director since   Chief Executive Officer,           15            Director of the Selected
(born 7/13/65)                       1997             President or Vice President of                   Funds (consisting of three
                                                      each Davis Fund and Selected                     portfolios) since 1998.
                                                      Fund; Chairman and Chief
                                                      Executive Officer, Davis
                                                      Selected Advisers, L.P., and
                                                      also serves as an executive
                                                      officer in certain companies
                                                      affiliated with the Adviser,
                                                      including sole member of the
                                                      Adviser's general partner,
                                                      Davis Investments, LLC;
                                                      Employee of Shelby Cullom Davis
                                                      & Co. (registered
                                                      broker/dealer).

*  Jeremy H. Biggs,  Andrew A. Davis and Christopher C. Davis own partnership units (directly, indirectly or both) of the Adviser and are considered to be "interested persons" of the Funds as defined in the Investment Company Act of 1940. Andrew A. Davis and
   Christopher C. Davis are brothers.

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














                 [THIS PAGE HAS BEEN LEFT BLANK INTENTIONALLY.]

                               DAVIS SERIES, INC.
                  2949 East Elvira Road, Tucson, Arizona 85706
================================================================================

          DIRECTORS                      OFFICERS
        Wesley E. Bass, Jr.         Jeremy H. Biggs
        Jeremy H. Biggs                Chairman
        Marc P. Blum                Andrew A. Davis
        Andrew A. Davis                President - Davis Appreciation & Income
        Christopher C. Davis           Fund, Davis Real Estate Fund & Vice
        Thomas S. Gayner               President - Davis Opportunity
        Jerry D. Geist                 Fund, Davis Government Bond Fund, Davis
        D. James Guzy                  Government Money Market Fund, & Davis
        G. Bernard Hamilton            Financial Fund
        Robert P. Morgenthau        Christopher C. Davis
        Theodore B. Smith, Jr.         President - Davis Opportunity
        Christian R. Sonne             Fund, Davis Financial Fund & Vice
        Marsha Williams                President - Davis Government Bond Fund,
                                       Davis Government Money Market Fund,
                                       Davis Appreciation & Income Fund, &
                                       Davis Real Estate Fund
                                    Creston A. King
                                       President - Davis Government Money
                                       Market Fund & Davis Government Bond
                                       Fund
                                    Kenneth C. Eich
                                       Executive Vice President &
                                       Principal Executive Officer
                                    Sharra L. Reed
                                       Vice President & Chief Compliance Officer
                                    Douglas A. Haines
                                       Vice President
                                       & Principal Accounting Officer
                                    Thomas D. Tays
                                       Vice President & Secretary

INVESTMENT ADVISER
Davis Selected Advisers, L.P. (Doing business as "Davis Advisors") 2949 East Elvira Road, Suite 101
Tucson, Arizona 85706
(800) 279-0279

DISTRIBUTOR
Davis Distributors, LLC
2949 East Elvira Road, Suite 101
Tucson, Arizona 85706

TRANSFER AGENT & CUSTODIAN
State Street Bank and Trust Company
c/o The Davis Funds
P.O. Box 8406
Boston, Massachusetts 02266-8406

COUNSEL
Seyfarth Shaw LLC
55 East Monroe Street, Suite 4200
Chicago, Illinois 60603-5803

AUDITORS
KPMG LLP
707 Seventeenth Street, Suite 2700
Denver, Colorado 80202



================================================================================
FOR MORE INFORMATION ABOUT DAVIS SERIES, INC. INCLUDING MANAGEMENT FEE, CHARGES AND EXPENSES, SEE THE CURRENT PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS REPORT. THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUNDS' DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING 1-800-279-0279. QUARTERLY FACT SHEETS ARE AVAILABLE ON THE FUNDS' WEBSITE AT WWW.DAVISFUNDS.COM
================================================================================

                                        Davis Advisors
                                        2949 East Elvira Road, Suite 101
                                        Tucson, Arizona 85706
                                        800-279-0279
                                        davisfunds.com





[GRAPHIC OMITTED]
DAVIS
FUNDS
OVER 35 YEARS OF RELIABLE INVESTING(TM)

ITEM 2.  CODE OF ETHICS

	 The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similiar functions.

	 Exhibit A of the code of ethics was amended September 14, 2004 to reflect Douglas A. Haines as Principal Financial Officer and Principal Accounting Officer.

	 A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

	 The registrant's board of directors has determined that independant trustee Marsha Williams qualifies as the "audit committee financial expert", as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

	(a) Audit Fees. The aggregate Audit Fees billed by KPMG LLP ("KPMG") for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends December 31, 2004 and December 31, 2003 were $99,895 and $103,455, respectively.

	(b) Audit-Related Fees. The aggregate Audit-Related Fees billed by KPMG for assurance and related services that are reasonably related to the performance of the audit of the registrant's financial statements, but not reported as Audit Fees for the fiscal year ends December 31, 2004 and December 31, 2003 were $0 and $0, respectively.

	(c) Tax Fees. The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advise and tax planning for the fiscal year ends December 31, 2004 and December 31, 2003 were $14,505 and $31,700, respectively.

	    Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant's tax division except those services related to the audit. These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

	(d) All Other Fees. The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends December 31, 2004 and December 31, 2003 were $0 and $1,000, respectively.

	    Fees included in the Other Fee category include consents for a name change filing on Davis Appreciation and Income Fund.

	(e)(1) Audit Committee Pre-Approval Policies and Procedures.

	    The fund Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

	    The fund Audit Committee has adopted a policy whereby audit and non-audit services performed by the fund independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings. If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

	(2) No services included in (b) - (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

	(f) Not applicable

	(g) The Funds' independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended December 31, 2004 and December 31, 2003. The fund has not paid any fees for non-audit not previously disclosed in items 4 (b)-(d).

	(h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS - Not Required

ITEM 6.  SCHEDULE OF INVESTMENTS - Not Applicable

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES - Not Applicable

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT
         INVESTMENT COMPANY AND AFFILIATED PERSONS - Not Applicable

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

	 There have been no changes to the procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 10. CONTROLS AND PROCEDURES

	 (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

	 (b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 11. EXHIBITS

	 EX-99.CODE ETH - Code of Ethics
	 EX-99.CERT - Section 302 Certification
	 EX-99.906 CERT - Section 906 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on it behalf by the undersigned, thereunto duly authorized.

DAVIS SERIES, INC.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 4, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich
   Kenneth C. Eich
   Principal Executive Officer

Date:  March 4, 2005

By /s/ Douglas A. Haines
   Douglas A. Haines
   Principal Financial officer

Date:  March 4, 2005